Filed with the Securities and Exchange Commission on April 5, 2018
REGISTRATION NO. 333-192701
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 9
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 166
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on April 30, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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PRUCO LIFE INSURANCE COMPANY
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“C SERIES”)
Flexible Premium Deferred Annuities
PROSPECTUS: April 30, 2018
This prospectus describes two different flexible premium deferred annuity classes offered by Pruco Life Insurance Company (“Pruco Life”, “we”, “our”, or “us”). This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. For convenience in this prospectus, we sometimes refer to each of these annuity contracts as an “Annuity”, and to the annuity contracts collectively as the “Annuities.” We also sometimes refer to each class by its specific name (e.g., the “B Series”). Both Annuities are offered as an individual annuity contract and have different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. There are differences among the Annuities that are discussed throughout the prospectus and summarized in Appendix B entitled “Selecting the Variable Annuity That’s Right for You”. Both Annuities or certain of their Investment Options and/or features may not be available in all states. Financial Professionals may be compensated for the sale of each Annuity. Selling broker-dealer firms through which each Annuity is sold may decline to recommend to their customers certain features and Investment Options offered generally under the Annuity or may impose restrictions (e.g., a lower maximum issue age for certain Annuities). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits described in this prospectus. Please speak to your Financial Professional for further details. The guarantees provided by the variable annuity contracts and any optional benefits are the obligations of, and subject to the claims paying ability of, Pruco Life. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.
THE SUB-ACCOUNTS
The Pruco Life Flexible Premium Variable Annuity Account is a Separate Account of Pruco Life, and is the investment vehicle in which your Purchase Payments invested in the Sub-accounts are held. Each Sub-account of the Pruco Life Flexible Premium Variable Annuity Account invests in an underlying mutual fund – see the following page for a complete list of the Sub-accounts. Currently, the underlying mutual funds are offered by the Advanced Series Trust, BlackRock Variable Series Funds and the JP Morgan Insurance Trust. Only certain Sub-accounts are available if you elect the optional Return of Purchase Payments Death Benefit at issue – see “Limitations with the Optional Return of Purchase Payments Death Benefit” later in this prospectus for details.
PLEASE READ THIS PROSPECTUS
This prospectus sets forth information about the Annuities that you should know before investing. Please read this prospectus and keep it for future reference. If you are purchasing one of the Annuities as a replacement for an existing variable annuity or variable life policy or a fixed insurance policy, you should consider any surrender or penalty charges you may incur and any benefits you may also be forfeiting when replacing your existing coverage and that this Annuity may be subject to a Contingent Deferred Sales Charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity’s Account Value and whether the Annuity’s liquidity features will satisfy that need. Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect the Return of Purchase Payments Death Benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
OTHER CONTRACTS
We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from the annuity contracts offered by this prospectus. Not every annuity contract we issue is offered through every selling broker-dealer firm. Upon request, your Financial Professional can show you information regarding other Pruco Life annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the Pruco Life annuity contracts. You should work with your Financial Professional to decide whether this annuity contract is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
AVAILABLE INFORMATION
We have also filed a Statement of Additional Information dated the same date as this prospectus that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described at the end of this prospectus – see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office address.

PPIVAPROS

In compliance with U.S. law, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PRUDENTIAL, PRUDENTIAL FINANCIAL, PRUDENTIAL ANNUITIES AND THE ROCK LOGO ARE SERVICEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ITS AFFILIATES. OTHER PROPRIETARY PRUDENTIAL MARKS MAY BE DESIGNATED AS SUCH THROUGH USE OF THE SM OR ® SYMBOLS.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 OR GO TO OUR WEBSITE AT
WWW.PRUDENTIALANNUITIES.COM

Prospectus dated: April 30, 2018	Statement of Additional Information dated: April 30, 2018
PLEASE SEE OUR IRA, ROTH IRA AND FINANCIAL DISCLOSURE STATEMENTS
ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

VARIABLE INVESTMENT OPTIONS

Advanced Series Trust
AST AB Global Bond Portfolio*
AST AQR Emerging Markets Equity Portfolio*
AST AQR Large-Cap Portfolio *
AST BlackRock Low Duration Bond Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio*
AST ClearBridge Dividend Growth Portfolio *
AST Cohen & Steers Realty Portfolio *
AST Columbia Adaptive Risk Allocation Portfolio
AST Emerging Managers Diversified Portfolio
AST FQ Absolute Return Currency Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Global Real Estate Portfolio*
AST Goldman Sachs Global Growth Allocation Portfolio1*
AST Goldman Sachs Global Income Portfolio*
AST Goldman Sachs Large-Cap Value Portfolio*
AST Goldman Sachs Mid-Cap Growth Portfolio*
AST Goldman Sachs Small-Cap Value Portfolio*
AST Goldman Sachs Strategic Income Portfolio*
AST Government Money Market Portfolio*
AST High Yield Portfolio*
AST Hotchkis & Wiley Large-Cap Value Portfolio*
AST International Growth Portfolio *
AST International Value Portfolio*
AST Jennison Global Infrastructure Portfolio
AST Jennison Large-Cap Growth Portfolio*
AST Loomis Sayles Large-Cap Growth Portfolio*
AST Lord Abbett Core Fixed Income Portfolio*
AST Managed Alternatives Portfolio*
AST Managed Equity Portfolio*
AST Managed Fixed Income Portfolio*[1]
AST MFS Global Equity Portfolio*
AST MFS Growth Portfolio*
AST MFS Large-Cap Value Portfolio*
AST Morgan Stanley Multi-Asset Portfolio
AST Neuberger Berman Long/Short Portfolio*
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
AST Parametric Emerging Markets Equity Portfolio*
AST Prudential Core Bond Portfolio*
AST Prudential Flexible Multi-Strategy Portfolio *[1]
AST QMA International Core Equity Portfolio*
AST QMA Large-Cap Portfolio*
AST QMA US Equity Alpha Portfolio*
AST Quantitative Modeling Portfolio1,*
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Growth Portfolio*

AST Small-Cap Value Portfolio*
AST T. Rowe Price Diversified Real Growth Portfolio[1]
AST T. Rowe Price Large-Cap Growth Portfolio*
AST T. Rowe Price Large-Cap Value Portfolio*
AST T. Rowe Price Natural Resources Portfolio*
AST Templeton Global Bond Portfolio*
AST WEDGE Capital Mid-Cap Value Portfolio*
AST Wellington Management Global Bond Portfolio*
AST Wellington Management Real Total Return Portfolio*
AST Western Asset Core Plus Bond Portfolio*
AST Western Asset Emerging Markets Debt Portfolio *
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund – (Class III)
JP Morgan Insurance Trust
JPMorgan Insurance Trust Income Builder Portfolio – (Class 2)
Prudential Series Funds
PSF Small Capitalization Stock Portfolio
PSF Stock Index Portfolio
*These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits. Please see your prospectus under “Variable Investment Options” in the “Investment Options” section for information about the potential impact of the formula on the Portfolios.

(1) These are the only variable investment options available for Annuities issued on or prior to August 24, 2015, who elected the optional Return of Purchase Payments Death Benefit at issue.

(i)

(ii)

GLOSSARY OF TERMS
We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Account Value: The total value of all allocations to the Sub-accounts and the DCA MVA Option on any Valuation Day. The Account Value is determined separately for each Sub-account and for each DCA MVA Option, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Option will be calculated using an MVA factor, if applicable.
Account Value Based Insurance Charge: A charge that is assessed daily, based on an annualized rate for as long as you own the Annuity.
Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.
Adjusted Purchase Payment: The amount of the Purchase Payments we receive, less any fees or tax charges deducted from the Purchase Payments upon allocation to the Annuity for purposes of calculating the optional Return of Purchase Payments Death Benefit.
Annuitant: The natural person upon whose life annuity payments made to the Owner are based.
Annuitization: The process by which you direct us to apply the Unadjusted Account Value to one of the available annuity options to begin making periodic payments to the Owner.
Annuity Date: The date on which we apply your Unadjusted Account Value to the applicable annuity option and begin the payout period. As discussed in the annuity options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”
Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipient(s) of the Death Benefit or to whom any remaining period certain payments may be paid in accordance with the annuity payout options section of this Annuity.
Beneficiary Annuity: You may purchase an Annuity if you are a Beneficiary of any account that was owned by a decedent, subject to the requirements discussed in this prospectus. You may transfer the proceeds of the decedent's account into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified Beneficiary Annuity.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Contingent Deferred Sales Charge (“CDSC”): This is a sales charge that may be deducted when you make a surrender or take a partial withdrawal from your Annuity. We refer to this as a “contingent” charge because it is imposed only if you surrender or take a withdrawal from your Annuity. The charge is a percentage of each applicable Purchase Payment that is being surrendered or withdrawn. The CDSC only applies to the B Series.
Dollar Cost Averaging (“DCA”) MVA Option: An Investment Option that offers a fixed rate of interest for a specified period. The DCA MVA Option is used only with our 6 or 12 Month Dollar Cost Averaging Program, under which the Purchase Payments that you have allocated to that DCA MVA Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA MVA Option will be subject to a Market Value Adjustment if made other than pursuant to the 6 or 12 Month DCA Program.
Due Proof of Death: Due Proof of Death is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claims forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Free Look: The right to examine your Annuity, during a limited period of time, to decide if you want to keep it or cancel it. The length of this time period, and the amount of refund, depends on applicable law and thus may vary by state. In addition, there is a different Free Look period that applies if your Annuity is held within an IRA or if your Annuity was sold to you as a replacement of a life insurance policy or another annuity contract. In your Annuity contract, your Free Look right is referred to as your “Right to Cancel.”
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Period: The period of time during which we credit a fixed rate of interest to a DCA MVA Option.
Investment Option: A Sub-account or DCA MVA Option available as of any given time to which Account Value may be allocated.
Issue Date: The effective date of your Annuity.

Key Life: Under the Beneficiary Annuity, the person whose life expectancy is used to determine the required distributions.
Market Value Adjustment (“MVA”): A positive or negative adjustment used to determine the Account Value in an DCA MVA Option.
Owner: The Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.
Payout Period: The period starting on the Annuity Date and during which annuity payments are made.
Portfolio: An underlying mutual fund in which a Sub-account of the Separate Account invests.
Premium Based Insurance Charge: A charge that is deducted on each Quarterly Annuity Anniversary from your Account Value for as long as you own the Annuity.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Quarterly Annuity Anniversary: Each successive three-month anniversary of the Issue Date of the Annuity.
Separate Account: Refers to the Pruco Life Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company. Separate Account assets held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.
Service Office: The place to which all requests and payments regarding the Annuity are to be sent. We may change the address of the Service Office at any time, and will notify you in advance of any such change of address. Please see “How to Contact Us” later in this prospectus for the Service Office address.
Sub-account: A division of the Separate Account.
Surrender Value: The Account Value (which includes the effect of any MVA) less any applicable CDSC, any applicable tax charges, any charges assessable as a deduction from the Account Value for any optional benefits provided by rider or endorsement, and any Annual Maintenance Fee.
Unadjusted Account Value: The Unadjusted Account Value is equal to the Account Value prior to the application of any MVA.
Unit: A share of participation in a Sub-account used to calculate your Unadjusted Account Value prior to the Annuity Date.
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.
we, us, our: Pruco Life Insurance Company.
you, your: The Owner(s) shown in the Annuity.

SUMMARY OF CONTRACT FEES AND CHARGES
Below is a description of fees and expenses that you will pay when buying, owning and surrendering one of the Annuities. Also described are fees and expenses at the time you surrender an Annuity, take certain partial withdrawals or transfer Account Value between Investment Options. State premium taxes also may be deducted. Important additional information about these fees and expenses is contained in “Fees, Charges and Deductions” later in this prospectus.

ANNUITY OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (CDSC) for Applications signed before August 8, 2016 [1]
Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	B SERIES	C SERIES
Less than 1 year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	6.0%	None
4 years old or older, but not yet 5 years old	5.0%
5 years old or older, but not yet 6 years old	4.0%
6 years old or older, but not yet 7 years old	3.0%
7 years old or older	0.0%

Contingent Deferred Sales Charge (CDSC) for Applications signed on or after August 8, 2016 [1]
Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	B SERIES	C SERIES
Less than 1 year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	6.0%	None
4 years old or older, but not yet 5 years old	5.0%
5 years old or older, but not yet 6 years old	0.0%
6 years old or older, but not yet 7 years old	0.0%
7 years old or older	0.0%
Transfer Fee2: $10 (currently, after the 20th transfer each Annuity Year)
Tax Charge: 0% - 3.5%

1
The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

2	Transfers in connection with a rebalancing or dollar cost averaging program do not count toward the 20 free transfers in an Annuity Year.
The following tables describe the periodic fees and charges you will pay when you own the Annuity, not including the underlying Portfolio fees and expenses.

PERIODIC FEES AND CHARGES
Annual Maintenance Fee[3]	Lesser of $50 and 2%
(assessed annually as a percentage of Unadjusted Account Value)

	B Series	C Series
Premium Based Insurance Charge[4,5] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”)	0.55%	0.67%

ANNUALIZED INSURANCE FEES AND CHARGES (assessed daily as a percentage of the net assets of the Sub-accounts)
	B SERIES	C SERIES
Account Value Based Insurance Charge[4]	0.55%	0.68%

OPTIONAL BENEFIT CHARGES
	B SERIES	C SERIES
Return of Purchase Payments Death Benefit Charge[6]	Premium Based: 0.17% plus Account Value Based: 0.18%	Premium Based: 0.17% plus Account Value Based: 0.18%

3	Only applicable if the total of all Purchase Payments at the time the fee is due is less than $100,000.

4
For Beneficiaries who elect the Beneficiary Continuation Option, or the Beneficiary Variable Payout Option, the Account Value Based Insurance Charge and the Premium Based Insurance Charge do not apply. However, a Settlement Service Charge equal to 1.00% is assessed as a percentage of the daily net assets of the Sub-accounts as an annual charge.

5	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1375% for the B Series and 0.1675% for the C Series.

6
This charge will be comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly and deducted pro rata from the Sub-accounts in which you maintain Account Value on the date the charge is due. For Annuities issued prior to August 24, 2015, the Premium Based Charge is 0.15% and the Account Value Based Charge is 0.15% for both the B Series and the C Series.

The following table provides the range (minimum and maximum) of the total annual expenses for the underlying Portfolios before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Annual Underlying Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees (12b-1 fees), and other expenses)	0.32%*	4.51%*
*These expenses do not include the impact of any applicable contractual waivers and expense reimbursements.
The following are the total annual expenses for each underlying Portfolio for the year ended December 31, 2017 and do not necessarily reflect the fees you may incur. The “Total Annual Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current summary prospectuses, prospectuses and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2017
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST AB Global Bond Portfolio	0.62%	0.03%	0.25%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.21%	0.25%	0.00%	0.00%	0.00%	1.39%	0.00%	1.39%
AST AQR Large-Cap Portfolio	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.06%	0.72%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.00%	0.10%	0.00%	0.84%	0.04%	0.80%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.01%	0.94%	0.01%	0.93%
AST Cohen & Steers Realty Portfolio	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Columbia Adaptive Risk Allocation Portfolio*	0.94%	0.83%	0.25%	0.00%	0.00%	0.18%	2.20%	0.82%	1.38%
AST Emerging Managers Diversified Portfolio*	0.74%	2.14%	0.25%	0.00%	0.00%	0.33%	3.46%	2.06%	1.40%
AST FQ Absolute Return Currency Portfolio*	0.83%	1.27%	0.25%	0.00%	0.00%	0.03%	2.38%	1.13%	1.25%
AST Franklin Templeton K2 Global Absolute Return Portfolio*	0.78%	0.92%	0.25%	0.00%	0.00%	0.09%	2.04%	0.86%	1.18%
AST Global Real Estate Portfolio	0.83%	0.06%	0.25%	0.00%	0.00%	0.00%	1.14%	0.00%	1.14%
AST Goldman Sachs Global Growth Allocation Portfolio*	0.78%	0.58%	0.25%	0.00%	0.00%	0.38%	1.99%	0.76%	1.23%
AST Goldman Sachs Global Income Portfolio	0.63%	0.04%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
AST Goldman Sachs Large-Cap Value Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.10%	0.98%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.02%	0.25%	0.00%	0.00%	0.01%	1.05%	0.01%	1.04%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2017
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Goldman Sachs Strategic Income Portfolio	0.71%	0.09%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST Government Money Market Portfolio	0.32%	0.02%	0.25%	0.00%	0.00%	0.00%	0.59%	0.00%	0.59%
AST High Yield Portfolio	0.57%	0.03%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST Hotchkis & Wiley Large-Cap Value Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST International Growth Portfolio*	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.01%	1.08%
AST International Value Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Jennison Global Infrastructure Portfolio*	0.83%	1.15%	0.25%	0.00%	0.00%	0.00%	2.23%	0.97%	1.26%
AST Jennison Large-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST Lord Abbett Core Fixed Income Portfolio	0.48%	0.02%	0.25%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%
AST Managed Alternatives Portfolio*	0.15%	1.60%	0.00%	0.00%	0.00%	1.41%	3.16%	1.58%	1.58%
AST Managed Equity Portfolio*	0.15%	0.51%	0.00%	0.00%	0.00%	1.05%	1.71%	0.46%	1.25%
AST Managed Fixed Income Portfolio*	0.15%	0.42%	0.00%	0.00%	0.00%	0.75%	1.32%	0.07%	1.25%
AST MFS Global Equity Portfolio	0.82%	0.04%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST MFS Growth Portfolio*	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.01%	0.98%
AST MFS Large-Cap Value Portfolio	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Morgan Stanley Multi-Asset Portfolio*	1.04%	3.15%	0.25%	0.00%	0.00%	0.07%	4.51%	3.02%	1.49%
AST Neuberger Berman Long/Short Portfolio*	1.04%	0.76%	0.25%	0.38%	0.00%	0.01%	2.44%	0.63%	1.81%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Parametric Emerging Markets Equity Portfolio	0.93%	0.21%	0.25%	0.00%	0.00%	0.00%	1.39%	0.00%	1.39%
AST Prudential Core Bond Portfolio	0.47%	0.02%	0.25%	0.00%	0.00%	0.00%	0.74%	0.00%	0.74%
AST Prudential Flexible Multi-Strategy Portfolio*	0.98%	0.34%	0.25%	0.00%	0.00%	0.79%	2.36%	0.87%	1.49%
AST QMA International Core Equity Portfolio	0.72%	0.05%	0.25%	0.00%	0.00%	0.00%	1.02%	0.00%	1.02%
AST QMA Large-Cap Portfolio	0.55%	0.02%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST QMA US Equity Alpha Portfolio	0.82%	0.03%	0.25%	0.26%	0.25%	0.00%	1.61%	0.00%	1.61%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.88%	1.14%	0.00%	1.14%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.03%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST Small-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Small-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.05%	1.04%	0.00%	1.04%
AST T. Rowe Price Diversified Real Growth Portfolio*	0.73%	0.97%	0.25%	0.00%	0.00%	0.06%	2.01%	0.96%	1.05%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.04%	0.90%
AST T. Rowe Price Large-Cap Value Portfolio	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.00%	0.94%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.05%	0.25%	0.00%	0.00%	0.00%	1.03%	0.01%	1.02%
AST Templeton Global Bond Portfolio	0.63%	0.07%	0.25%	0.00%	0.00%	0.00%	0.95%	0.00%	0.95%
AST WEDGE Capital Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Wellington Management Global Bond Portfolio	0.62%	0.03%	0.25%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
AST Wellington Management Real Total Return Portfolio*	1.04%	1.39%	0.25%	0.00%	0.00%	0.06%	2.74%	1.26%	1.48%
AST Western Asset Core Plus Bond Portfolio	0.51%	0.02%	0.25%	0.00%	0.00%	0.00%	0.78%	0.00%	0.78%
AST Western Asset Emerging Markets Debt Portfolio*	0.68%	0.17%	0.25%	0.00%	0.00%	0.00%	1.10%	0.05%	1.05%
BlackRock Global Allocation V.I. Fund - Class III*	0.63%	0.25%	0.25%	0.00%	0.00%	0.01%	1.14%	0.13%	1.01%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2*	0.45%	0.70%	0.25%	0.00%	0.00%	0.09%	1.49%	0.55%	0.94%
PSF Small Capitalization Stock Portfolio	0.35%	0.05%	0.00%	0.00%	0.00%	0.00%	0.40%	0.00%	0.40%
PSF Stock Index Portfolio	0.30%	0.02%	0.00%	0.00%	0.00%	0.00%	0.32%	0.00%	0.32%
*See notes immediately below for important information about this fund.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Columbia Adaptive Risk Allocation Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser)(exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.280% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Emerging Managers Diversified Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.070% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST FQ Absolute Return Currency Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses including distribution fees (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, and acquired fund fees and expenses) do not exceed 1.220% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Franklin Templeton K2 Global Absolute Return Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.170% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Goldman Sachs Global Growth Allocation Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses(including net distribution fees, acquired fund fees and expenses due to underlying investments in Portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.190% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Goldman Sachs Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.100% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio
The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Jennison Global Infrastructure Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.260% of the Portfolio's average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Managed Alternatives Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales )do not exceed 1.470% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Managed Equity Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including acquired fund fees and expenses due to investments in underlying Portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.250% of the Portfolio's average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Managed Fixed Income Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.250% of the Portfolio's average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.014% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Morgan Stanley Multi-Asset Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.420% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Neuberger Berman Long/Short Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.420% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Prudential Flexible Multi-Strategy Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.480% of the Portfolio’s average daily net assets through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST T. Rowe Price Diversified Real Growth Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2019. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales, and any other acquired fund fees and expenses not mentioned above) do not exceed 1.050% of the Portfolio’s average daily net assets through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.036% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST WEDGE Capital Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

AST Wellington Management Real Total Return Portfolio
The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2019. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.420% of the Portfolio’s average daily net assets through June 30, 2019. These arrangements may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

AST Western Asset Emerging Markets Debt Portfolio
The Manager has contractually agreed to waive 0.050% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

BlackRock Global Allocation V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund and iShares Equity Appreciation V.I. Fund ) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including ETFs advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”). The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

JPMorgan Insurance Trust Income Builder Portfolio - Class 2
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2019, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in one Pruco Life Annuity with the cost of investing in other Pruco Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay cumulatively in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year. The examples reflect the following fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges.”

▪	Total Insurance Charge (which consists of the Account Value Based Insurance Charge and the Premium Based Insurance Charge)

▪	Contingent Deferred Sales Charge (when applicable for B Series only)[1]

▪	Annual Maintenance Fee

▪	Optional Return of Purchase Payments Death Benefit charge as described below[2]

[1]	For Applications signed on or after August 8, 2016 the CDSC charges for purchase payments aged 5 years or older were removed for B Series.

[2]
For Annuities issued on or after to August 24, 2015, the Optional Return of Purchase Payments Death Benefit Premium Based Charge changed from 0.15% to 0.17% and the Account Value Based Charge changed from 0.15% to 0.18% for both the B Series and the C Series.

The examples also assume the following for the period shown:

▪
Your Account Value is allocated to the Sub-account with both the maximum and minimum total annual portfolio operating expenses (before any fee waiver or expense reimbursement) and those expenses remain the same each year.

▪	For each charge, we deduct the maximum charge.

▪	You make no withdrawals of Account Value.

▪	You make no transfers, or other transactions for which we charge a fee.

▪	No tax charge applies.

▪	You elect the optional Return of Purchase Payments Death Benefit at issue.
Amounts shown in the examples are rounded to the nearest dollar.
THE EXAMPLES ARE FOR ILLUSTRATIVE PURPOSES ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE DIFFERENT THAN THOSE SHOWN DEPENDING ON A NUMBER OF FACTORS, INCLUDING (1) WHETHER YOU ELECT THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT; (2) WHETHER YOU DECIDE TO ALLOCATE ACCOUNT VALUE TO SUB-ACCOUNTS OTHER THAN THOSE WITH THE MINIMUM OR MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES; AND (3) THE IMPACT OF ANY CONTRACTUAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS APPLICABLE TO CERTAIN UNDERLYING PORTFOLIOS.
For contracts issued before August 24, 2015, Expense Examples are provided as follows:

	B Series
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,350	$2,525	$3,664	$6,115	$924	$1,281	$1,651	$2,385
If you annuitize your annuity at the end of the applicable time period: [1]	$650	$1,925	$3,164	$6,115	$224	$681	$1,151	$2,385
If you do not surrender your annuity:	$650	$1,925	$3,164	$6,115	$224	$681	$1,151	$2,385

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$675	$1,993	$3,271	$6,292	$249	$757	$1,277	$2,639
If you annuitize your annuity at the end of the applicable time period: [1]	$675	$1,993	$3,271	$6,292	$249	$757	$1,277	$2,639
If you do not surrender your annuity:	$675	$1,993	$3,271	$6,292	$249	$757	$1,277	$2,639
1 Your ability to annuitize in the first 3 Annuity Years may be limited.
For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,355	$2,538	$3,686	$6,150	$929	$1,297	$1,676	$2,436
If you annuitize your annuity at the end of the applicable time period: [1]	$655	$1,938	$3,186	$6,150	$229	$697	$1,176	$2,436
If you do not surrender your annuity:	$655	$1,938	$3,186	$6,150	$229	$697	$1,176	$2,436

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
If you annuitize your annuity at the end of the applicable time period: [1]	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
If you do not surrender your annuity:	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,355	$2,538	$3,686	$6,150	$929	$1,297	$1,676	$2,436
If you annuitize your annuity at the end of the applicable time period: [1]	$655	$1,938	$3,186	$6,150	$229	$697	$1,176	$2,436
If you do not surrender your annuity:	$655	$1,938	$3,186	$6,150	$229	$697	$1,176	$2,436

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
If you annuitize your annuity at the end of the applicable time period: [1]	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
If you do not surrender your annuity:	$680	$2,007	$3,292	$6,326	$254	$772	$1,303	$2,690
1 Your ability to annuitize in the first 3 Annuity Years may be limited.

SUMMARY
This Summary describes key features of the Annuities offered in this prospectus. It is intended to give you an overview, and to point you to sections of the prospectus that provide greater detail. You should not rely on the Summary alone for all the information you need to know before purchasing an Annuity. You should read the entire prospectus for a complete description of the Annuities. Your Financial Professional can also help you if you have questions.
The Annuity: The variable annuity contract issued by Pruco Life is a contract between you, the Owner, and Pruco Life, an insurance company. It is designed for retirement purposes, or other long-term investing, to help you save money for retirement, on a tax deferred basis, and provide income during your retirement. Although this prospectus describes key features of the variable annuity contract, the prospectus is a distinct document, and is not part of the contract.
The Annuity offers various investment Portfolios. With the help of your Financial Professional, you choose how to invest your money within your Annuity (subject to certain restrictions; see “Investment Options”). Investing in a variable annuity involves risk and you can lose your money. On the other hand, investing in a variable annuity can provide you with the opportunity to grow your money through participation in underlying Portfolios.
This prospectus describes two different Annuities. The Annuities differ primarily in the fees and charges deducted. With the help of your Financial Professional, you choose the Annuity that is suitable for you based on your time horizon and liquidity needs.
You and your Financial Professional may want to discuss and consider the following factors when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:

▪	Your age;

▪	The amount of your initial Purchase Payment and any planned future Purchase Payments into the Annuity;

▪	How long you intend to hold the Annuity (also referred to as “investment time horizon”);

▪	Your desire to make withdrawals from the Annuity and the timing of those withdrawals;

▪	Your investment objectives;

▪	The guarantees that an optional benefit may provide; and

▪	Your desire to minimize costs and/or maximize return associated with the Annuity.
You can compare the costs of the B Series and C Series by examining the section in this prospectus entitled “Summary of Contract Fees and Charges”. There are trade-offs associated with the costs and benefits provided by both of the Series. The B Series has Contingent Deferred Sales Charge (CDSC) associated with it, while the C Series does not. The B Series provides a higher Surrender Value in long-term scenarios than the C Series. Because the C Series does not have a CDSC, it provides a higher Surrender Value in short-duration scenarios. In choosing which Series to purchase, you should consider the features and the associated costs that offer the greatest value to you including the different ongoing fees and charges you pay to stay in the Annuity.
Please see Appendix B “Selecting the Variable Annuity That’s Right For You,” for a side-by-side comparison of the key features of each of these Annuities.
GENERALLY SPEAKING, VARIABLE ANNUITIES ARE INVESTMENTS DESIGNED TO BE HELD FOR THE LONG TERM. WORKING WITH YOUR FINANCIAL PROFESSIONAL, YOU SHOULD CAREFULLY CONSIDER WHETHER A VARIABLE ANNUITY IS APPROPRIATE FOR YOU GIVEN YOUR LIFE EXPECTANCY, NEED FOR INCOME, AND OTHER PERTINENT FACTORS.
Purchase: In order to purchase an Annuity, you must be no older than age 85. In addition, in order to purchase the optional Return of Purchase Payments Death Benefit, you must be no older than age 79. Also, we require a minimum initial purchase payment of $10,000. See your Financial Professional to complete an application.
The “Maximum Age for Initial Purchase” applies to the oldest Owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the Annuitant as of the day we would issue the Annuity. For Annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life.
After you purchase your Annuity, you will have a limited period of time during which you may cancel (or “Free Look”) the purchase of your Annuity. Your request for a Free Look must be received in Good Order within the applicable time period.
Please see “Requirements for Purchasing One of the Annuities” for additional information.
Investment Options: You may choose from a variety of variable Investment Options ranging from conservative to aggressive. Each of the underlying Portfolios is described in its own summary prospectus, which you should read before selecting your Investment Options. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no assurance that any variable Investment Option will meet its investment objective.
You may also allocate money to the DCA MVA Option, an Investment Option that earns interest for a specific time period. The DCA MVA Option is used only with our 6 or 12 Month Dollar Cost Averaging Program, under which the Purchase Payments that you have allocated to that DCA MVA Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA MVA Option generally will be subject to a Market Value Adjustment if made other than pursuant to the 6 or 12 Month DCA Program. Please see “Investment Options,” and “Managing Your Account Value” for information.
Access To Your Money: You can receive income by taking withdrawals or electing annuity payments. Please note that withdrawals may be subject to tax, and may be subject to a Contingent Deferred Sales Charge (B Series only discussed below). You may withdraw up to 10% of your Purchase Payments each year without being subject to a Contingent Deferred Sales Charge.
You may elect to receive income through fixed annuity payments over your lifetime, also called “Annuitization”. If you elect to receive fixed annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs.
Please see “Access to Account Value” and “Annuity Options” for more information.
Death Benefits: You may name a Beneficiary to receive the proceeds of your Annuity upon your death. Your death benefit must be distributed within the time period required by the tax laws. For both Annuities, the Basic Death Benefit is the Annuity’s Unadjusted Account Value on the date of Due Proof of Death. Please see “Death Benefits” for more information. For an additional charge, you may elect the Return of Purchase Payments Death Benefit. This optional benefit is discussed in more detail later in this prospectus.
Fees and Charges: Both Annuities, and the Return of Purchase Payments Death Benefit are subject to certain fees and charges, as discussed in the “Summary of Contract Fees and Charges” table earlier in this prospectus. In addition, there are fees and expenses of the underlying Portfolios.
What does it mean that my Annuity is “tax deferred”? Variable annuities are “tax deferred”, meaning you pay no taxes on any earnings from your Annuity until you withdraw the money. You may also transfer among your Investment Options without paying a tax at the time of the transfer. When you take your money out of the Annuity, however, you will be taxed on the earnings at ordinary income tax rates. If you withdraw money before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect the Return of Purchase Payments Death Benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
Market Timing: We have market timing policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). Our market timing policies and procedures are discussed in more detail later in this prospectus in “Restrictions on Transfers Between Investment Options.”
Other Information: Please see “Other Information” for more information about our Annuities, including legal information about Pruco Life, the Separate Account, and underlying Portfolios.

INVESTMENT OPTIONS
The Investment Options under both Annuities consist of the Sub-accounts and the DCA MVA Options. In this section, we describe the Portfolios in which the Sub-accounts invest. We also discuss the DCA MVA Options. Each Sub-account invests in an underlying Portfolio whose share price generally fluctuates each Valuation Day. The Portfolios that you select are your choice – we do not provide investment advice, nor do we recommend any particular Portfolio. If your Annuity was issued before August 24, 2015, however, certain Portfolios are not available to you if you elected the Return of Purchase Payments Death Benefit. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios.
In contrast to the Sub-accounts, Account Value allocated to a DCA MVA Option earns a fixed rate of interest as long as you remain invested for the Guarantee Period. We guarantee both the stated amount of interest and the principal amount of your Account Value in a DCA MVA Option, so long as you remain invested in the DCA MVA Option for the duration of the Guarantee Period. In general, if you withdraw Account Value prior to the end of the DCA MVA Option’s Guarantee Period, you will be subject to a Market Value Adjustment or “MVA”, which can be positive or negative. As a condition of electing the Return of Purchase Payments Death Benefit, you are restricted from investing in certain Sub-accounts. We describe those restrictions below.
VARIABLE INVESTMENT OPTIONS
Each variable investment option is a Sub-account of the Pruco Life Flexible Premium Variable Annuity Account (see “Pruco Life and the Separate Account” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any underlying Portfolio in which you are interested. The chart below provides a description of each Portfolio’s investment objective to assist you in determining which Portfolios may be of interest to you.
Not all Portfolios offered as Sub-accounts may be available to you depending on your election of the optional death benefit. Thus, if you elect the optional death benefit, you would be precluded from investing in certain Portfolios. Please see “Limitations with the Optional Return of Purchase Payments Death Benefit” later in this prospectus.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio. The current prospectus and statement of additional information for the underlying Portfolio can be obtained by calling 1-888-PRU-2888 or at www.prudentialannuities.com.
This Annuity offers Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Pruco Life (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Pruco Life ("Unaffiliated Portfolios"). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Generally, Prudential Companies receive revenue sharing payments from the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. Affiliated Portfolios may provide Prudential Companies with greater fees and payments than Unaffiliated Portfolios. Because of the potential for greater revenue earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over Unaffiliated Portfolios. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which portfolios to offer under the Annuity. Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the Sub-accounts that invest in these Portfolios. Pruco Life has selected the Portfolios for inclusion as investment options under this Annuity in Pruco Life’s role as the issuer of this Annuity, and Pruco Life does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Pruco Life" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates. In addition, we may consider whether the Portfolio’s objectives and investment strategy create additional risk to us in light of any guaranteed benefits provided by the Annuity.
The following Portfolios are available with the Prudential Premier® Investment Variable Annuity:

AST Columbia Adaptive Risk Allocation
AST Emerging Managers Diversified
AST FQ Absolute Return Currency
AST Franklin Templeton K2 Global Absolute Return
AST Goldman Sachs Global Growth Allocation
AST Jennison Global Infrastructure

AST Prudential Flexible Multi-Strategy
AST T. Rowe Price Diversified Real Growth
The Prudential Premier® Investment Variable Annuity offers certain Sub-accounts that invest in underlying Portfolios that are also available in other variable annuity contracts we offer. Those Portfolios are listed below.

AST AB Global Bond
AST AQR Emerging Markets Equity
AST AQR Large-Cap
AST BlackRock Low Duration Bond
AST BlackRock/Loomis Sayles Bond
AST ClearBridge Dividend Growth
AST Cohen & Steers Realty
AST Global Real Estate
AST Goldman Sachs Global Income
AST Goldman Sachs Large-Cap Value
AST Goldman Sachs Mid-Cap Growth
AST Goldman Sachs Small-Cap Value
AST Goldman Sachs Strategic Income
AST Government Money Market
AST High Yield
AST Hotchkis & Wiley Large-Cap Value
AST International Growth
AST International Value
AST Jennison Large-Cap Growth
AST Loomis Sayles Large-Cap Growth
AST Lord Abbett Core Fixed Income
AST Managed Alternatives
AST Managed Fixed Income
AST Managed Equity
AST Morgan Stanley Multi-Asset
AST MFS Global Equity
AST MFS Growth
AST MFS Large-Cap Value
AST Neuberger Berman Long/Short
AST Neuberger Berman/LSV Mid-Cap Value
AST Parametric Emerging Markets Equity
AST Prudential Core Bond
AST QMA International Core Equity
AST QMA Large-Cap
AST QMA US Equity Alpha
AST Quantitative Modeling
AST Small-Cap Growth
AST Small-Cap Growth Opportunities
AST Small-Cap Value
AST T. Rowe Price Large-Cap Growth
AST T. Rowe Price Large-Cap Value
AST T. Rowe Price Natural Resources
AST Templeton Global Bond
AST WEDGE Capital Mid-Cap Value
AST Wellington Management Global Bond
AST Wellington Management Real Total Return
AST Western Asset Core Plus Bond
AST Western Asset Emerging Markets Debt
BackRock Global Allocation V.I. Fund – (Class III)
JPMorgan Insurance Trust Income Builder Portfolio – (Class 2)

PSF Small Capitalization Stock
PSF Stock Index
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond portfolio Sub-account (those AST bond portfolios are not available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your Prudential Premier® Investment Variable Annuity. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)
a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Prudential Premier® Investment Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
Please see the Additional Information section, under the heading concerning “Fees and Payments Received by Pruco Life” for a discussion of fees that we may receive from the Portfolios and/or their service providers.
The following table contains limited information about the Portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the Portfolios. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
AST AB Global Bond Portfolio	Seeks to generate current income consistent with preservation of capital.	AllianceBernstein L.P.
AST AQR Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST AQR Large-Cap Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Columbia Adaptive Risk Allocation Portfolio	Pursue consistent total returns by seeking to allocate risks across multiple asset classes.	Columbia Management Investment Advisers, LLC
AST Emerging Managers Diversified Portfolio	Seeks total return.	Dana Investment Advisors, Inc Longfellow Investment Management Co. LLC.
AST FQ Absolute Return Currency Portfolio	Seeks absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.
AST Franklin Templeton K2 Global Absolute Return Portfolio	Seeks capital appreciation with reduced market correlation.	K2/D&S Management Co., L.L.C. Franklin Advisers, Inc. Templeton Global Advisers Limited
AST Global Real Estate Portfolio	Seeks capital appreciation and income.	PGIM Real Estate
AST Goldman Sachs Global Growth Allocation Portfolio	Seeks total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
AST Goldman Sachs Global Income Portfolio	Seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.	Goldman Sachs Asset Management International
AST Goldman Sachs Large-Cap Value Portfolio	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Strategic Income Portfolio	Seeks total return.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Jennison Global Infrastructure Portfolio	Seeks total return.	Jennison Associates LLC
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST Lord Abbett Core Fixed Income Portfolio	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
AST Managed Alternatives Portfolio	Seeks long-term capital appreciation with a focus on downside protection.	PGIM Investments LLC
AST Managed Equity Portfolio	Seeks to provide capital appreciation.	PGIM Investments LLC Quantitative Management Associates LLC
AST Managed Fixed Income Portfolio	Seeks total return.	PGIM Investments LLC Quantitative Management Associates LLC
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Morgan Stanley Multi-Asset Portfolio	Seeks total return.	Morgan Stanley Investment Management, Inc.
AST Neuberger Berman Long/Short Portfolio	Seeks long term capital appreciation with a secondary objective of principal preservation.	Neuberger Berman Investment Advisers LLC
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Seeks capital growth.	LSV Asset Management Neuberger Berman Investment Advisers LLC
AST Parametric Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	Parametric Portfolio Associates LLC
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Flexible Multi-Strategy Portfolio	Seeks to provide capital appreciation.	Jennison Associates, LLC PGIM Fixed Income Quantitative Management Associates, LLC
AST QMA International Core Equity Portfolio	Seeks long-term capital appreciation.	Quantitative Management Associates LLC
AST QMA Large-Cap Portfolio	Seeks long-term capital appreciation.	Quantitative Management Associates LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	Quantitative Management Associates LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC Quantitative Management Associates LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Diversified Real Growth Portfolio	Seeks long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. T. Rowe Price International Ltd. T. Rowe Price Japan, Inc. T. Rowe Price Hong Kong Limited

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST WEDGE Capital Mid-Cap Value Portfolio	Seeks to provide capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management LLP
AST Wellington Management Global Bond Portfolio	Seeks to provide consistent excess returns over the Bloomberg Barclays Global Aggregate US Dollar Hedged Bond Index.	Wellington Management Company LLP
AST Wellington Management Real Total Return Portfolio	Seeks long-term real total return.	Wellington Management Company LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company Western Asset Management Company Limited
BlackRock Global Allocation V.I. Fund - Class III	Seeks high total investment return.	BlackRock Advisors, LLC
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	J.P. Morgan Investment Management Inc.
PSF Small Capitalization Stock Portfolio	Seeks long-term growth of capital.	Quantitative Management Associates LLC
PSF Stock Index Portfolio	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	Quantitative Management Associates LLC
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).
PGIM Real Estate is a business unit of PGIM, Inc.
LIMITATIONS WITH THE OPTIONAL RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
If your Annuity was issued on or after August 24, 2015, these limitations do not apply. If your Annuity was issued before August 24, 2015, as a condition of electing the Return of Purchase Payments Death Benefit, we limit the Investment Options to which you may allocate your Account Value. If you elect the Return of Purchase Payments Death Benefit, only the following Investment Options and the DCA MVA Options are available to you which you may allocate your Account Value:
AST Goldman Sachs Global Growth Allocation
AST Managed Fixed Income
AST Prudential Flexible Multi-Strategy
AST Quantitative Modeling
AST T. Rowe Price Diversified Real Growth
PSF Small Capitalization Stock
PSF Stock Index
MARKET VALUE ADJUSTMENT OPTION
We currently offer DCA MVA Options. The DCA MVA Options are used with our 6 or 12 Month DCA Program. Amounts allocated to the DCA MVA Options earn the declared rate of interest while the amount is transferred over a 6 or 12 month period into the Sub-accounts that you have designated. A dollar cost averaging program does not assure a profit, or protect against a loss.
For a complete description of our 6 or 12 Month DCA Program, see the applicable section of this prospectus within the section entitled “Managing Your Account Value.”
GUARANTEE PERIOD TERMINATION
A DCA MVA Option ends on the earliest of (a) the date the entire amount in the DCA MVA Option is withdrawn or transferred; (b) the Annuity Date; (c) the date the Annuity is surrendered; and (d) the date as of which a Death Benefit is determined, unless the Annuity is continued by a spousal Beneficiary. “Annuity Date” means the date on which we apply your Unadjusted Account Value to the applicable annuity option and begin the payout period. As discussed in the annuity options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.” The “Payout Period” is the period starting on the Annuity Date and during which annuity payments are made.
RATES FOR DCA MVA OPTIONS
Multiple factors are considered in determining the fixed interest rates for the DCA MVA Options. In general, the interest rates we offer for the DCA MVA Options will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the DCA MVA Option, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the DCA MVA Options, general economic trends and competition. We also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to DCA MVA Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
The interest rate credited to a DCA MVA Option is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine, in our sole discretion, the interest rates for the DCA MVA Options. At the time that we confirm your DCA MVA Option, we will advise you of the interest rate in effect and the date your DCA MVA Option matures. We may change the rates we credit to new DCA MVA Options at any time. To inquire as to the current rates for the DCA MVA Options, please call 1-888-PRU-2888. DCA MVA Options may not be available in all states and are subject to a minimum rate which may vary by state.
The interest under a DCA MVA Option is credited daily on a balance that declines as amounts are transferred, and therefore, you do not earn interest on the full amount deposited to the DCA MVA Option.
To the extent permitted by law, we may establish different interest rates for DCA MVA Options offered to a class of Owners who choose to participate in various optional investment programs we make available. For any DCA MVA Option, you will not be permitted to allocate to the DCA MVA Option if the Guarantee Period associated with that DCA MVA Option would end after your Annuity Date.
MARKET VALUE ADJUSTMENT
With certain exceptions, if you transfer or withdraw Account Value from a DCA MVA Option prior to the end of the applicable Guarantee Period, you will be subject to a Market Value Adjustment or “MVA”. We assess an MVA (whether positive or negative) upon:

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any surrender, partial withdrawal (including a systematic withdrawal, Medically-Related Surrender, or a withdrawal program under Sections 72(t) or 72(q) of the Code), or transfer out of a DCA MVA Option made outside the 30 days immediately preceding the maturity of the Guarantee Period; and

▪	your exercise of the Free Look right under your Annuity, unless prohibited by state law.
We will NOT assess an MVA (whether positive or negative) in connection with any of the following:

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partial withdrawals made to meet Required Minimum Distribution requirements under the Code in relation to your Annuity or a required distribution if your Annuity is held as a Beneficiary Annuity, but only if the Required Minimum Distribution or required distribution from Beneficiary Annuity is an amount that we calculate and is distributed through a program that we offer. See the section of the prospectus titled, "Required Minimum Distributions" for more information and definitions of undefined terms;

▪	transfers or partial withdrawals from a DCA MVA Option during the 30 days immediately prior to the end of the applicable Guarantee Period;

▪	transfers made in accordance with our 6 or 12 Month DCA Program;

▪	when a Death Benefit is determined;

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deduction of an Annual Maintenance Fee or the Premium Based Insurance Charge from the Annuity. See the section of the prospectus titles, "Fees, Charges and Deductions" for more information and definitions of undefined terms; and

▪	Annuitization under the Annuity.
The amount of the MVA is determined according to the formula set forth in Appendix D. In general, the amount of the MVA is dependent on the difference between interest rates at the time your DCA MVA Option was established and current interest rates for the remaining Guarantee Period of your DCA MVA Option. For purposes of determining the amount of an MVA, we make reference to an index interest rate that in turn is based on a Constant Maturity Treasury (CMT) rate for a maturity (in months) equal to the applicable duration of the DCA MVA Option. This CMT rate will be determined based on the weekly average of the CMT index of appropriate maturity as of two weeks prior to initiation of the DCA MVA Option. The CMT index will be based on certain U.S. Treasury interest rates, as published in a Federal Reserve Statistical Release. The Liquidity Factor is an element of the MVA formula currently equal to 0.0025 or (0.25%). It is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no Liquidity Factor is applied, will reduce the amount being surrendered or transferred from the DCA MVA Option. Please consult the DCA MVA formula in Appendix D to this prospectus for additional detail.

FEES, CHARGES AND DEDUCTIONS
In this section, we provide detail about the charges you incur if you own the Annuity.
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Pruco Life may make a profit on the Total Insurance Charge (as described in the "Total Insurance Charge" subsection of this section) if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under an Annuity are less than the amount we deduct for the Total Insurance Charge. To the extent we make a profit on the Total Insurance Charge, such profit may be used for any other corporate purpose.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.
With regard to charges that are assessed as a percentage of the value of the Sub-accounts, please note that such charges are assessed through a reduction to the Unit Value of your investment in each Sub-account, and in that way reduce your Account Value. A “Unit” refers to a share of participation in a Sub-account used to calculate your Unadjusted Account Value prior to the Annuity Date.
Contingent Deferred Sales Charge (“CDSC”) (FOR B SERIES ONLY): A CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. We may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is taken on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series are shown under “Summary of Contract Fees and Charges” earlier in this prospectus.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available Free Withdrawal Amount is taken out first (see “Free Withdrawal Amounts” later in this prospectus). If the Free Withdrawal Amount is not sufficient, we then assume that any remaining amount of a partial withdrawal is taken from Purchase Payments on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity (such as gains), as described in the examples below.
EXAMPLES
These examples are designed to show you how the CDSC is calculated. They do not take into account any other fees and charges. The examples illustrate how the CDSC would apply to reduce your Account Value based on the timing and amount of your withdrawals. They also illustrate how a certain amount of your withdrawal, the “Free Withdrawal Amount,” is not subject to the CDSC. The Free Withdrawal Amount is equal to 10% of all Purchase Payments currently subject to a CDSC in each year and is described in more detail in “Access to Account Value,” later in this prospectus.
Assume you purchase your B Series Annuity with a $75,000 initial Purchase Payment and you make no additional Purchase Payments for the life of your Annuity.
Example 1
Assume the following:

▪	five years after the purchase, your Unadjusted Account Value is $85,000 (your Purchase Payment of $75,000 plus $10,000 of investment gain);

▪	the Free Withdrawal Amount is $7,500 (10% of $75,000);

▪	the applicable CDSC is 5%.
If you request a withdrawal of $50,000, $7,500 is not subject to the CDSC because it is the Free Withdrawal Amount. The remaining amount of your withdrawal is subject to the 5% CDSC. The CDSC in this example is 5% of $42,500, or $2,125.
Gross Withdrawal or Net Withdrawal. You can request either a gross withdrawal or a net withdrawal. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Unadjusted Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

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If you request a gross withdrawal, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this case, the CDSC would equal $2,125 (($50,000 – the Free Withdrawal Amount of $7,500 = $42,500) x 0.05 = $2,125). You would receive $47,875 ($50,000 – $2,125). To determine your remaining Unadjusted Account Value after your withdrawal, we reduce your initial Unadjusted Account Value by the amount of your requested withdrawal. In this case, your Unadjusted Account Value would be $35,000 ($85,000 – $50,000).

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If you request a net withdrawal, we first determine the entire amount that will need to be withdrawn in order to provide the requested payment. We do this by first subtracting the Free Withdrawal Amount and dividing the resulting amount by the result of 1 minus the surrender charge. Here is the calculation: $42,500/(1 – 0.05) = $44,736.84. This is the total amount to which the CDSC will apply. The amount of the CDSC is $2,236.84. Therefore, in order to for you to receive the full $50,000, we will need to deduct $52,236.84 from your Unadjusted Account Value, resulting in remaining Unadjusted Account Value of $32,763.16.
Example 2
Assume the following:

▪	you took the withdrawal described above as a gross withdrawal;

▪	two years after the withdrawal described above, the Unadjusted Account Value is $48,500 ($35,000 of remaining Unadjusted Account Value plus $13,500 of investment gain);

▪	the Free Withdrawal Amount is still $7,500 because no additional Purchase Payments have been made and the Purchase Payment is still subject to a CDSC; and

▪	the applicable CDSC in Annuity Year 7 is now 3%.
If you now take a second gross withdrawal of $10,000, $7,500 is not subject to the CDSC because it is the Free Withdrawal Amount. The remaining $2,500 is subject to the 3% CDSC or $125 and you will receive $9,875.
On the day that we process your request for a withdrawal, we calculate a CDSC based on any Purchase Payments not previously withdrawn. If your Account Value has declined in value, or if you had made prior withdrawals that reduced your Account Value, the dollar amount of your requested withdrawal may represent, as a percentage of the Purchase Payments being withdrawn, a dollar amount that is greater than your Account Value. As CDSC is calculated as a percentage of Purchase Payments being withdrawn, withdrawals in certain scenarios will result in a higher dollar charge than if CDSC was calculated as a percentage of your Account Value.
We may waive any applicable CDSC under certain circumstances described below in “Exceptions/Reductions to Fees and Charges.”
Transfer Fee: Currently, you may make 20 free transfers between Investment Options each Annuity Year. We may charge $10 for each transfer after the 20th in each Annuity Year. We do not consider transfers made as part of a Dollar Cost Averaging or Automatic Rebalancing program when we count the 20 free transfers. All transfers made on the same day will be treated as one transfer. Transfers made through any electronic method or program we specify are not counted toward the 20 free transfers. The transfer fee is deducted pro rata from all Sub-accounts in which you maintain Account Value immediately subsequent to the transfer.
Annual Maintenance Fee: Prior to Annuitization, we deduct a fee on an annual basis to compensate us for administrative and operational costs in connection with the Annuity, such as maintaining our internal systems that support the Annuity (the “Annual Maintenance Fee”) . The Annual Maintenance Fee is equal to $50 or 2% of your Unadjusted Account Value, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender unless the surrender is taken within 30 days of the most recently assessed Annual Maintenance Fee. The fee is taken out first from the Sub-accounts on a pro rata basis and then from the DCA MVA Options (if the amount in the Sub-accounts is insufficient to pay the fee). The Annual Maintenance Fee is only deducted if the sum of the Purchase Payments at the time the fee is deducted is less than $100,000. We do not impose the Annual Maintenance Fee upon Annuitization (unless Annuitization occurs on an Annuity anniversary), or the payment of a Death Benefit.
Tax Charge: Some states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We reserve the right to deduct the tax from Purchase Payments when received, from Surrender Value upon surrender, or from Unadjusted Account Value upon Annuitization. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value as applicable. The Tax Charge currently ranges up to 3.5%. We may assess a charge against the Sub-accounts and the MVA Options equal to any taxes which may be imposed upon the Separate Accounts. “Surrender Value” refers to the Account Value (which includes the effect of any MVA) less any applicable CDSC, any applicable tax charges, any charges assessable as a deduction from the Account Value for any optional benefits and any Annual Maintenance Fee.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you may pay under the Annuity. We will periodically review the issue of charging for these taxes, and we may charge for these taxes in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract Owners are not the Owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Annuity.
Total Insurance Charge: The Total Insurance Charge is comprised of two component charges – the Account Value Based Insurance Charge and the Premium Based Insurance Charge as described below.

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Account Value Based Insurance Charge – is charged daily based on the annualized rate shown in the “Summary of Contract Fees and Charges.” The charge is assessed daily as a percentage of the net assets of the Sub-accounts.

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Premium Based Insurance Charge – is calculated and charged on each Quarterly Annuity Anniversary and is determined by multiplying the “Charge Basis” (described below) as of the Valuation Day immediately prior to the Quarterly Annuity Anniversary on which the charge is processed by the Premium Based Insurance Charge rate shown in the “Summary of Contract Fees and Charges.” The charge is deducted pro rata from the Sub-accounts in which you maintain Account Value on the date the charge is due.

The Total Insurance Charge is intended to compensate Pruco Life for providing the insurance benefits under each Annuity and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge covers the mortality and expense risk and administration charges. Furthermore, the charge also compensates us for our administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs.
For the Premium Based Insurance Charge, the Charge Basis is initially equal to the sum of all Purchase Payments on the Issue Date of the Annuity. The Charge Basis increases by the amount of any additional Purchase Payment. The Charge Basis may be reduced if you make a withdrawal. When we calculate the Charge Basis, we do not deduct any applicable fees, taxes or charges from the Purchase Payment.
The Charge Basis is reduced by the withdrawal amount less any positive growth in the Annuity, where growth is calculated by taking the Account Value immediately prior to the withdrawal and subtracting the Charge Basis. In no case will the growth be less than zero. If the withdrawal amount is less than the growth in the Annuity, then the Charge Basis will not be reduced.
Examples of the Charge Basis

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Example 1: Assume you make an initial Purchase Payment of $75,000. Assume you make an additional Purchase Payment of $25,000 in the second Annuity Year. Your new Charge Basis will be $100,000 ($75,000 + $25,000 = $100,000).

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Example 2: Assume your Charge Basis is $125,000 and your Account Value is $150,000. You decide to take a partial withdrawal of $30,000. We will reduce your Charge Basis by $5,000 (Account Value of $150,000 – Charge Basis of $125,000 = $25,000; then, the partial withdrawal amount of $30,000 – $25,000 = $5,000.00) to equal your new Charge Basis of $120,000.

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Example 3: Assume your Charge Basis is $100,000 and your Account Value is $90,000. You decide to take a partial withdrawal of $25,000. We will reduce your Account Value and Charge Basis by $25,000. In this example, the Account Value is less than the Charge Basis, which means that there has been a decrease in your Account Value due to negative performance of the investment options. As a result of the partial withdrawal, your new Charge Basis is $75,000.

A Premium Based Insurance Charge is not deducted: (a) on or after the Annuity Date; (b) if a Death Benefit has been determined under the Annuity (unless Spousal Continuation as described later in this prospectus in the "Spousal Continuation" section occurs); or (c) in the event of a full surrender of the Annuity (unless the full surrender occurs on a Quarterly Annuity Anniversary, in which case we will deduct the charge prior to terminating the Annuity). If the Quarterly Annuity Anniversary is not on a Valuation Day, we will deduct the Premium Based Insurance Charge on the next Valuation Day.
We will take the Premium Based Insurance Charge pro rata from each of the Sub-accounts every quarter. If the value of those Sub-accounts is not sufficient to cover the charge, we will take any remaining portion of the charge from the DCA MVA Options. For purposes of deducting the charge from the DCA MVA Options (a) with respect to DCA MVA Options with different amounts of time remaining until maturity, we will take the withdrawal from the DCA MVA Option with the shortest remaining duration, followed by the DCA MVA Option with the next-shortest remaining duration (if needed to pay the charge) and so forth (b) with respect to multiple DCA MVA Options that have the same duration remaining until maturity, we take the charge first from the DCA MVA Option with the shortest overall Guarantee Period and (c) with respect to multiple DCA MVA Options that have the same Guarantee Period length and duration remaining until the end of the Guarantee Period, we take the charge pro rata from each such DCA MVA Option. In this prospectus, we refer to the preceding hierarchy as the “DCA MVA Option Hierarchy.” We will only deduct that portion of the Premium Based Insurance Charge that does not reduce the Unadjusted Account Value below the lesser of $500 or 5% of the sum of the Purchase Payments allocated to the Annuity (which we refer to here as the “floor”). However, if a Premium Based Insurance Charge is deducted on the same day that a withdrawal is taken, it is possible that the deduction of the charge will cause the Unadjusted Account Value to fall below the immediately-referenced Account Value “floor.” The Premium Based Charge is not considered a withdrawal for any purpose, including determination of free withdrawals, or CDSC.
Optional Return of Purchase Payments Death Benefit Charge: If you elect to purchase the optional death benefit, we will deduct an additional charge. The additional charge for the optional Return of Purchase Payments Death Benefit is comprised of an Account Value based charge assessed daily and a premium based charge assessed quarterly. See the section of the prospectus entitled, “Summary of Contract Fees and Charges.”
Fees and Expenses Incurred by the Portfolios: Each portfolio incurs total annualized operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees or short sale expenses that may apply. These fees and expenses are assessed against each portfolio’s net assets, and reflected daily by each portfolio before it provides Pruco Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the summary prospectuses and prospectuses for the portfolios, which can be obtained by calling 1-888-PRU-2888.

DCA MVA OPTION CHARGES
No specific fees or expenses are deducted when determining the rates we credit to a DCA MVA Option. However, for some of the same reasons that we deduct the Total Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a DCA MVA Option. For information about how the amount of an MVA is calculated if you transfer or withdraw Account Value prior to the end of the applicable Guarantee Period, see “Market Value Adjustment” in “Investment Options.”
ANNUITY PAYMENT OPTION CHARGES
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Unadjusted Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply.
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC (B Series only) or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the Total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

PURCHASING YOUR ANNUITY
REQUIREMENTS FOR PURCHASING THE ANNUITY
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. The current limitations, restrictions and standards are described below. We may change these limitations, restrictions and standards in the future.
Initial Purchase Payment: An initial Purchase Payment is considered the first Purchase Payment received by us in Good Order and in an amount sufficient to issue your Annuity. This is the payment that issues your Annuity. All subsequent Purchase Payments allocated to the Annuity will be considered Additional Purchase Payments. Unless we agree otherwise and subject to our rules, both Annuities have a required minimum initial Purchase Payment of $10,000. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we may accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1,000,000 threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Pruco Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Pruco Life by wiring funds through your Financial Professional’s broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions. You can allocate Purchase Payments to one or more available Investment Options.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant. You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five-years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to market fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary (ies) as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
Additionally, we will not permit election of any optional death benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Nonqualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.
Age Restrictions: Unless we agree otherwise and subject to our rules, in order to issue the annuity, we must receive the application, in Good Order, before the oldest of the Owner(s) and Annuitant(s) turns 86 years old. If the optional Return of Purchase Payments Death Benefit is elected, we must receive the application in Good Order before the oldest of the Owner(s) and Annuitant(s) turns 80 years old. If you purchase a Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. The availability of protection of certain optional benefits may vary based on the age of the oldest Owner (or Annuitant, if entity owned) on the Issue Date of the Annuity. In addition, the broker-dealer firm through which you are purchasing an Annuity may impose a younger maximum issue age than what is described above – check with the broker-dealer firm for details. The “Annuitant” refers to the natural person upon whose life annuity payments payable to the Owner are based.
Additional Purchase Payments: If allowed by applicable state law, currently you may make additional Purchase Payments, provided that the payment is at least $100 (we impose a $50 minimum for electronic funds transfer (“EFT”) purchases). We may amend this Purchase Payment minimum, and/or limit the Investment Options to which you may direct Purchase Payments. You may make additional Purchase Payments, unless the Annuity is held as a Beneficiary Annuity, at any time before the earlier of the Annuity Date and (i) for Annuities that are not entity-owned, the oldest Owner’s 86th birthday or (ii) for entity-owned Annuities, the Annuitant’s 86th birthday. However, Purchase Payments are not permitted after the Account Value is reduced to zero.
Each additional Purchase Payment will be allocated to the Investment Options according to the instructions you provide with such Purchase Payment. You may not provide allocation instructions that apply to more than one additional Purchase Payment. Thus, if you have not provided allocation instructions with a particular additional Purchase Payment, we will allocate the Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which you may not choose to allocate Account Value. We will accept additional Purchase Payments up to and including the day prior to the later of (a) the oldest Owner’s 86th birthday (the Annuitant’s 86th birthday, if the Annuity is owned by an entity), or (b) the first anniversary of the Issue Date, unless otherwise required by applicable law or regulation to maintain the tax status of the Annuity.
We reserve the right to limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis.
When you purchase this Annuity and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future. Depending on the tax status of your Annuity (e.g., if you own the Annuity through an IRA), there may be annual contribution limits dictated by applicable law. Please see “Tax Considerations” for additional information on these contribution limits.
If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding Sub-accounts to which you may not choose to allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your Annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.
Additional Purchase Payments may also be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1,000,000.00, as described in more detail in the “Initial Purchase Payment” section above.
DESIGNATION OF OWNER, ANNUITANT, AND BENEFICIARY
Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

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Owner: Each Owner holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint Owners are required to act jointly; however, if both Owners instruct us in a written form that we find acceptable to allow one Owner to act independently on behalf of both Owners we will permit one Owner to do so. All information and documents that we are required to send you will be sent to the first named Owner. Co-ownership by entity Owners or an entity Owner and an individual is not permitted. Refer to the “Glossary of Terms” for a complete description of the term “Owner.” Prior to Annuitization, there is no right of survivorship (other than any spousal continuance right that may be available to a surviving spouse).

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Annuitant: The Annuitant is the person upon whose life we make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the Accumulation Period. In limited circumstances and where allowed by law, we may allow you to name one or more “Contingent Annuitants” with our prior approval. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.

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Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary designation should be the exact name of your Beneficiary, not only a reference to the Beneficiary’s relationship to you. If you use a class designation in lieu of designating individuals (e.g. “surviving children”), we will pay the class of Beneficiaries as determined at the time of your death and not the class of Beneficiaries that existed at the time the designation was made. If no Beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-Owner, unless you elect an alternative Beneficiary designation.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

“Beneficiary” Annuity
You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent’s account into one of the Annuities described in this prospectus and receive distributions that are required by the tax laws.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent’s death, using Table 1 in IRS Publication 590-B. We do not assess a CDSC (if applicable) on distributions from your Annuity if you are required by law to take such distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate and is paid out through a program of systematic withdrawals that we make available.
For IRAs and Roth IRAs, distributions must begin by December 31st of the year following the year of the decedent’s death. If you are the surviving spouse Beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2. However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to Beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in “Tax Considerations”.
For nonqualified Annuities, distributions must begin within one year of the decedent’s death. For additional information regarding the tax considerations applicable to Beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in “Tax Considerations”.
You may take withdrawals in excess of your required distributions, however such withdrawals may be subject to the Contingent Deferred Sales Charge. Any withdrawals you take count toward the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Total Insurance Charge and the Annual Maintenance Fee.
The Annuity provides a basic Death Benefit upon death, and you may name “successors” who may receive the Death Benefit as a lump sum. Please note the following additional limitations for a Beneficiary Annuity:

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No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple assets or death benefits into a single contract as part of this Beneficiary Annuity.

▪	You may not elect the optional Return of Purchase Payments Death Benefit.

▪	You may not annuitize the Annuity; no annuity options are available.

▪	You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging (but not the 6 or 12 Month DCA Program), or Systematic Withdrawals.

▪	You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A Beneficiary Annuity may not be co-owned.

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If the Annuity is funded by means of transfer from another Beneficiary Annuity with another company, we require that the sending company or the beneficial Owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another Beneficiary Annuity where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.

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The beneficial Owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA Owner; and (3) the Beneficiaries of the trust who are Beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust may be required to provide us with a list of all Beneficiaries to the trust (including contingent and remainder Beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA Owner, or date of Annuity application if later. The trustee may also be required to provide a copy of the trust document upon request. If the beneficial Owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor who is named as the Annuitant. If the beneficial Owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest Beneficiary under the trust.

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If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a Beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

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If you are transferring proceeds as Beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first or next required distribution. If, for any reason, your transfer request impedes our ability to complete your required distribution by the required date, we will be unable to accept your transfer request.

RIGHT TO CANCEL
You may cancel (or “Free Look”) your Annuity for a refund by notifying us in Good Order or by returning the Annuity to our Service Office or to the representative who sold it to you within 10 days after you receive it (or such other period as may be required by applicable law). The Annuity can be mailed or delivered either to us, at our Service Office, or to the representative who sold it to you. Return of the Annuity by mail is effective on being postmarked, properly addressed and postage prepaid.
Subject to applicable law, the amount of the refund will equal the Account Value as of the Valuation Day we receive the returned Annuity at our Service Office or the cancellation request in Good Order, plus any fees or tax charges deducted from the Purchase Payment upon allocation to the Annuity or imposed under the Annuity, less any applicable federal and state income tax withholding. However, where we are required by applicable law to return Purchase Payments, we will return the greater of Account Value and Purchase Payments.
In addition, when you allocate Account Value to any DCA MVA Option and you take a withdrawal, a Market Value Adjustment may be assessed, which could be positive or negative. When an MVA is assessed, a Liquidity Factor of 0.25% is applied and will reduce the amount being withdrawn from the DCA MVA Option. If you decide to Free Look your Annuity, an MVA may be assessed (except in Return of Purchase Payment states), but we would not apply the Liquidity Factor of 0.25%. As a result, the amount of your refund may be reduced by an MVA, but will not be reduced by the Liquidity Factor.
SCHEDULED PAYMENTS DIRECTLY FROM A BANK ACCOUNT
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity, unless the Annuity is held as a Beneficiary Annuity. No additional Purchase Payments are permitted if you have elected the Beneficiary Annuity. For Annuities issued prior to August 24, 2015, investment restrictions will apply if you elect optional benefits. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.
SALARY REDUCTION PROGRAMS
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are not directed to the DCA MVA Options.

MANAGING YOUR ANNUITY
CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS
In general you may change the Owner, Annuitant and Beneficiary designations by sending us a request in Good Order which will be effective upon receipt at our Service Office. However if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based.
As of the Valuation Day we receive an ownership change, including an assignment, any systematic investment or withdrawal programs will be canceled. The new Owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Any change we accept is subject to any transactions processed by us before we receive the notice of change at our Service Office. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date if the annuity option includes a life contingency;

▪	a new Annuitant prior to the Annuity Date if the Owner is an entity;

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a new Owner such that the new Owner is older than the age for which we would then issue the Annuity as of the effective date of such change, unless the change of Owner is the result of Spousal Continuation;

▪	any permissible designation change if the change request is received at our Service Office after the Annuity Date;

▪	A new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and

▪	a new Annuitant for an Annuity issued to a grantor trust where the new Annuitant is not the oldest grantor of the trust.
In general, you may change the Owner, Annuitant and Beneficiary designations as indicated above, and also may assign the Annuity. We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the Annuitant or Contingent Annuitant. We accept assignments of nonqualified Annuities only.
We reserve the right to reject any proposed change of Owner, Annuitant, or Beneficiary, as well as any proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis and to the extent allowed by state law, but are not obligated to process your request within any particular timeframe. There are restrictions on designation changes when you have elected certain optional benefits. Please see Appendix C for Special Contract Provisions for Annuities Issued in Certain States.
Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant and you have elected the Return of Purchase Payments Death Benefit, the change may affect the amount of the Death Benefit. See “Death Benefits” later in the prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-Owner unless you designate a different Beneficiary. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the Owner and the non-Owner ex-spouse. The non-Owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”).
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to continue the Annuity, the Death Benefit payable will equal the Death Benefit described in the Spousal Continuation section of the Death Benefits section of this prospectus. See “Spousal Continuation of Annuity” in “Death Benefits” for more information about how the Annuity can be continued by a Custodial Account, including the amount of the Death Benefit.

MANAGING YOUR ACCOUNT VALUE
There are several programs we administer to help you manage your Account Value. We describe our current programs in this section.
DOLLAR COST AVERAGING PROGRAMS
We offer Dollar Cost Averaging Programs during the Accumulation Period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from your Sub-accounts (if you make no selection, we will effect transfers on a monthly basis). In addition, you may elect the 6 or 12 Month DCA Program described below.
There is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.
6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE “6 OR 12 MONTH DCA PROGRAM”)
The 6 or 12 Month DCA Program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available. We may discontinue, modify or amend this program from time to time. The 6 or 12 Month DCA Program may not be available in all states or with certain benefits or programs.
Criteria for Participating in the Program

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If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding Sub-accounts to which you may not electively allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.

▪	You may only allocate Purchase Payments to the DCA MVA Options. You may not transfer Account Value into this program. To institute a program, you must allocate at least $2,000 to the DCA MVA Options.

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As part of your election to participate in the 6 or 12 Month DCA Program, you specify whether you want 6 or 12 monthly transfers under the program. We then set the monthly transfer amount, by dividing the Purchase Payment you have allocated to the DCA MVA Options by the number of months. For example, if you allocated $6,000, and selected a 6 month DCA Program, we would transfer $1,000 each month (with the interest earned added to the last payment). We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA MVA Options is reduced. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA MVA Option (including any interest) by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program (currently $100), we will transfer the remaining amount from the DCA MVA Option on the next scheduled transfer and terminate the program.

▪	We impose no fee for your participation in the 6 or 12 Month DCA Program.

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You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA MVA Options according to your instructions, subject to any applicable MVA. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA MVA Options on a pro rata basis to the Sub-accounts in which you are invested currently, excluding any Sub-accounts to which you are not permitted to choose to allocate or transfer Account Value. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the AST Government Money Market Sub-account, unless restricted due to benefit election.

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We credit interest to amounts held within the DCA MVA Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA MVA Option has been transferred out; (b) the date the entire amount in the DCA MVA Option is withdrawn; (c) the date as of which any Death Benefit payable is determined, unless the Annuity is continued by a spouse Beneficiary (in which case we continue to credit interest under the program); and (d) the Annuity Date.

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The interest rate earned in a DCA MVA Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new Purchase Payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the dollar amount of interest you receive will decrease as amounts are systematically transferred from the DCA MVA Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.

Details Regarding Program Transfers

▪	Transfers made under this program are not subject to any MVA.

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Any partial withdrawals, transfers, or fees deducted from the DCA MVA Options will reduce the amount in the DCA MVA Options. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA MVA Options associated with that program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For example, you may have more than one 6 month DCA Program running, but may not have a 6 month Program running simultaneously with a 12 Month Program.

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6 or 12 Month DCA transfers will begin on the date the DCA MVA Option is established (unless modified to comply with state law) and on each month following until the entire principal amount plus earnings is transferred. We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.

▪	The minimum transfer amount is $100, although we will not impose that requirement with respect to the final amount to be transferred under the program.

▪	We will make transfers under the 6 or 12 month DCA Program to the Sub-accounts that you specified upon your election of the Program.

▪	If you are participating in one of our automated withdrawal programs (e.g., Systematic Withdrawals), we may include within that withdrawal program amounts held within the DCA MVA Options.
AUTOMATIC REBALANCING PROGRAMS
During the Accumulation Period, we offer Automatic Rebalancing among the Sub-accounts you choose. The “Accumulation Period” refers to the period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you choose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. You may make additional transfers; however, the Automatic Rebalancing program will not reflect such transfers unless we receive instructions from you indicating that you would like to adjust the Automatic Rebalancing program. There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS
Unless you direct us otherwise, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving Investment Options. If your Financial Professional has this authority, we deem that all such transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You will receive a confirmation of any financial transaction involving the purchase or sale of Units of your Annuity. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these authorizations at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments by such Financial Professional. We will notify you and your Financial Professional if we implement any such restrictions or prohibitions.
Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Restrictions on Transfers Between Investment Options.” We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com). Limitations that we may impose on your Financial Professional under the terms of an administrative agreement (e.g., a custodial agreement) do not apply to financial transactions requested by an Owner on his or her own behalf, except as otherwise described in this prospectus.
RESTRICTIONS ON TRANSFERS BETWEEN INVESTMENT OPTIONS
During the Accumulation Period you may transfer Account Value between Investment Options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account you allocate Account Value to at the time of any allocation or transfer. Although we do not currently impose a minimum transfer amount, we reserve the right to require that any transfer be at least $50.
Transfers under this Annuity consist of those you initiate or those made under a systematic program, such as the 6 or 12 Month DCA Program, another dollar cost averaging program or an automatic rebalancing program. The transfer restrictions discussed in this section apply only to transfers that you initiate, not any transfers under a program.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in Good Order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”; (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer; and (iii) do not count any transfer that solely involves the Sub-account corresponding to the AST Government Money Market Sub-account, or any transfer that involves one of our systematic programs, such as automated withdrawals.

Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a portfolio manager to manage a portfolio’s investments. Frequent transfers may cause the portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the portfolios; or (b) we are informed by a portfolio (e.g., by the portfolio’s portfolio manager) that the purchase or redemption of shares in the portfolio must be restricted because the portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

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With respect to each Sub-account (other than the AST Government Money Market Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automatic rebalancing; (ii) do not count any transfer that solely involves the AST Government Money Market Sub-account; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

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We reserve the right to effect transfers on a delayed basis for all Annuities in accordance with our rules regarding frequent transfers. That is, we may price a transfer involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the transfer request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial.
There are owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than Annuity Owners who are subject to such limitations. Finally, there are owners of other variable annuity contracts or variable life contracts that are issued by Pruco Life as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying portfolio (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional are subject to the restrictions on transfers between Investment Options that are discussed above, if the Financial Professional manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any Owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter or its transfer agent that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract Owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the portfolio. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
A portfolio also may assess a short-term trading fee (also referred to as “redemption fee”) in connection with a transfer out of the Sub-account investing in that portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no portfolio has adopted a short-term trading fee.

ACCESS TO ACCOUNT VALUE
TYPES OF DISTRIBUTIONS AVAILABLE TO YOU
During the Accumulation Period you can access your Account Value through partial withdrawals, systematic withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and we may impose an MVA. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Free Withdrawals.” Unless you notify us differently as permitted, partial withdrawals are taken pro rata (i.e. “pro rata” meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). Each of these types of distributions is described more fully below.
TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES
Prior to Annuitization
For federal income tax purposes, a distribution prior to Annuitization is deemed to come first from any “gain” in your Annuity and second as a return of your “cost basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax adviser for advice before requesting a distribution.
During the Annuitization Period
During the Annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any cost basis you have in your Annuity. Once the cost basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The cost basis in your Annuity may be based on the cost basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
FREE WITHDRAWAL AMOUNTS (B SERIES ONLY)
The Free Withdrawal amount is the amount that can be withdrawn from your Annuity each Annuity Year without the application of any CDSC. The Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments that are currently subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

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The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity.

▪	You can also make partial withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.
Example. This example assumes that no withdrawals have previously been taken.
On January 3rd, to purchase your Annuity, you make an initial Purchase Payment of $20,000.
On January 3rd of the following calendar year, you make a subsequent Purchase Payment to your Annuity of $10,000.

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Because in Annuity Year 1 your initial Purchase Payment of $20,000 is still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Free Withdrawal amount in Annuity Year 1 equals $20,000 × 0.10, or $2,000.

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Because in Annuity Year 2 both your initial Purchase Payment of $20,000 and your subsequent Purchase Payment of $10,000 are still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Free Withdrawal amount in Annuity Year 2 equals $20,000 × 0.10, plus $10,000 × 0.10, or $2,000 + $1,000 for a total of $3,000.

To determine if a CDSC applies to partial withdrawals, we first determine if you have previously withdrawn all Purchase Payments. If so, no CDSC applies. If you have not previously withdrawn all Purchase Payments, we:

1.	First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.

2.
Next determine what, if any, remaining amounts are in excess of the Free Withdrawal amount. These amounts will be treated as withdrawals of Purchase Payments, as described in “Fees, Charges and Deductions – Contingent Deferred Sales Charge (“CDSC”)” earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis.

3.	Withdraw any remaining amounts from any other Account Value (including gains). These amounts are not subject to the CDSC.
Your withdrawal will include the amount of any applicable CDSC. You can request a partial withdrawal as either a “gross” or “net” withdrawal. In a “gross” withdrawal, you request a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. Therefore, you may receive less than the dollar amount you specify. In a “net” withdrawal, you request a withdrawal for an exact dollar amount, with the understanding that any applicable deduction for CDSC or tax withholding is taken from your remaining Unadjusted Account Value. Therefore, a larger amount may be deducted from your Unadjusted Account Value than the amount you specify. No matter how you specify the withdrawal, any MVA will not be applied to the amount you receive, but instead will be applied to your Unadjusted Account Value. If you do not provide instruction on how you want the withdrawal processed, we will process the withdrawal as a gross withdrawal. We will deduct the partial withdrawal from your Unadjusted Account Value in accordance with your instructions. For purposes of calculating the applicable portion to deduct from the DCA MVA Options, the Unadjusted Account Value in all your DCA MVA Options is deemed to be in one Investment Option. If you provide no instructions, then (a) we will take the withdrawal from your Sub-accounts and DCA MVA Options in the same proportion that each such Investment Option represents to your total Unadjusted Account Value; (b) with respect to DCA MVA Options with different amounts of time remaining until maturity, we take the withdrawal from the DCA MVA Option with the shortest remaining duration, followed by the DCA MVA Option with the next-shortest remaining duration (if needed to satisfy the withdrawal request) and so forth; (c) with respect to multiple DCA MVA Options that have the same duration remaining until maturity, we take the withdrawal first from the DCA MVA Option with the shortest overall Guarantee Period and (d) with respect to multiple DCA MVA Options that have both the same Guarantee Period length and duration remaining until the end of the Guarantee Period, we take the withdrawal pro rata from each such DCA MVA Option.
SYSTEMATIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD
Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select. This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
We will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
SYSTEMATIC WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE
If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as nonqualified annuities, the Code may provide a similar exemption from penalty under Section 72(q) of the Code. Systematic withdrawals under Sections 72(t)/72(q) may be subject to a CDSC (except that no CDSC applies to the C Series) and/or an MVA. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.
Please note that if a withdrawal under Sections 72(t) or 72(q) is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will implement the withdrawal on the last Valuation Day prior to December 25th of that year.
REQUIRED MINIMUM DISTRIBUTIONS
Required Minimum Distributions are a type of systematic withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner’s lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make systematic withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC (if applicable) or an MVA on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) or an MVA may be assessed on that portion of a systematic withdrawal that is taken to satisfy the Required Minimum Distribution rules in relation to other savings or investment plans under other qualified retirement plans.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to systematic withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution rules under the Code.
In any year in which the requirement to take Required Minimum Distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a Required Minimum Distribution if not for the suspension as eligible for treatment as described herein.
Please note that if a Required Minimum Distribution is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the Required Minimum Distribution on the last Valuation Day prior to December 25th of that year.
See “Tax Considerations” for a further discussion of Required Minimum Distributions.

SURRENDERS
SURRENDER VALUE
During the Accumulation Period you can surrender your Annuity at any time, and will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity. Your Surrender Value is equal to the Account Value (which includes the effect of any MVA) less any applicable CDSC, any applicable tax charges, and any Annual Maintenance Fee.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $2,000. We will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See “Annuity Options” later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.
MEDICALLY-RELATED SURRENDERS
Where permitted by law, you may request to surrender all or part of your B Series Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The availability and requirements of such a surrender and waiver may vary by state. The CDSC and this waiver are not applicable to the C Series.
If you request a full surrender, the amount payable will be your Account Value as of the date we receive, in Good Order, your request to surrender your Annuity. Any applicable MVA will apply to a Medically-Related Surrender. Although a CDSC will not apply to qualifying Medically-Related Surrenders, please be aware that a withdrawal from the Annuity before you have reached age 59½ may be subject to a 10% tax penalty and other tax consequences – see “Tax Considerations” later in this prospectus.
This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:

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If the Owner is an entity, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

▪	If the Owner is an entity, the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

▪	If the Owner is one or more natural persons, all such Owners must also be alive at such time;

▪	We must receive satisfactory proof of the Owner’s (or the Annuitant’s if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and

▪	no additional Purchase Payments can be made to the Annuity.
We reserve the right to impose a maximum amount of a Medically-Related Surrender (equal to $500,000), but we do not currently impose that maximum. That is, if the amount of a partial medically-related withdrawal request, when added to the aggregate amount of Medically-Related Surrenders you have taken previously under this Annuity and any other annuities we and/or our affiliates have issued to you exceeds that maximum amount, we reserve the right to treat the amount exceeding that maximum as not an eligible Medically-Related Surrender. A “Contingency Event” occurs if the Owner (or Annuitant if entity-owned) is:

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first confined in a “Medical Care Facility” after the Issue Date and while the Annuity is in force, remains confined for at least 90 consecutive days, and remains confined on the date we receive the Medically-Related Surrender request at our Service Office; or

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first diagnosed as having a “Fatal Illness” after the Issue Date and while the Annuity is in force. We may require a second or third opinion by a licensed physician chosen by us regarding a diagnosis of Fatal Illness. We will pay for any such second or third opinion.

“Fatal Illness” means a condition (a) diagnosed by a licensed physician; and (b) that is expected to result in death within 24 months after the diagnosis in 80% of the cases diagnosed with the condition. “Medical Care Facility” means a facility operated and licensed pursuant to the laws of any United States jurisdiction providing medically necessary in-patient care, which is (a) prescribed by a licensed physician in writing; (b) recognized as a general hospital or long-term care facility by the proper authority of the United States jurisdiction in which it is located; (c) recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; and (d) certified as a hospital or long-term care facility; OR (e) a nursing home licensed by the United States jurisdiction in which it is located and offers the services of a Registered Nurse (RN) or Licensed Practical Nurse (LPN) 24 hours a day that maintains control of all prescribed medications dispensed and daily medical records. This waiver is not currently available in California and Massachusetts.

ANNUITY OPTIONS
Annuitization involves converting your Unadjusted Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit, if any, is determined solely under the terms of the applicable annuity payment option. We currently make annuity options available that provide fixed and variable annuity payments. Fixed annuity payments provide the same amount with each payment. Variable annuity payments provide you with variable payments based on your Account Value, which is subject to fluctuation based upon market performance, any partial withdrawals taken and applicable fees and charges. You must annuitize your entire Account Value; partial Annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the annuity options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). You may change your choices before the Annuity Date.
If needed, we will require proof in Good Order of the Annuitant’s age before commencing annuity payments. Likewise, we may require proof in Good Order that an Annuitant is still alive, as a condition of our making additional annuity payments while the Annuitant lives. We will seek to recover any life income annuity payments that we made after the death of the Annuitant.
If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Unadjusted Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Unadjusted Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $2,000 on the Annuity Date.
Once fixed annuity payments begin, you will no longer receive the Death Benefits described below. See the “Death Benefits” section of this prospectus.
Please note that you may not annuitize under one of the Fixed Annuity Options within the first three Annuity Years (except as otherwise specified by applicable law).
For Beneficiary Annuities, no annuity payments are available and all references to Annuity Date are not applicable.
Fixed Annuity Options
Option 1
Annuity Payments for a Period Certain: Under this option, we will make equal payments for the period chosen (the “period certain”), up to 25 years (but not to exceed the life expectancy of the Annuitant at the time the annuity option becomes effective, as computed under applicable IRS tables). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the Owner dies before the end of the period certain, payments will continue to any surviving Owner, or if there is no surviving Owner, the named Beneficiary or your estate if no Beneficiary is named for the remainder of the period certain.
Option 2
Life Income Annuity Option with a Period Certain: Under this option, income is payable monthly, quarterly, semiannually, or annually for the period certain, subject to our then current rules, and thereafter until the death of the Annuitant. Should the Owner or Annuitant die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or your estate if no Beneficiary is named, until the end of the period certain. If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you. We will use a period certain of 10 years, or a shorter duration if the Annuitant’s life expectancy at the time the annuity option becomes effective, as computed under applicable IRS tables, is less than 10 years. If in this instance the duration of the period certain is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.
Other Annuity Options We May Make Available
At the Annuity Date, we may make available other annuity options not described above. However, Options 1 and 2 above will always remain available. The additional options we currently offer are:

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Life Annuity Option. We currently make available an annuity option that makes payments for the life of the Annuitant. Under that option, income is payable monthly, quarterly, semiannually, or annually, as you choose, until the death of the Annuitant. No additional annuity payments are made after the death of the Annuitant. No minimum number of payments is guaranteed. It is possible that only one payment will be payable if the death of the Annuitant occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

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Joint Life Annuity Option. Under the joint lives option, income is payable monthly, quarterly, semiannually, or annually, as you choose, during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of the second to die of the two Annuitants. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Annuitants occurs before the date the second payment was due, and no other payments or death benefits would be payable.

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Joint Life Annuity Option With a Period Certain. Under this option, income is payable monthly, quarterly, semiannually, or annually for the number of years selected (the “period certain”), subject to our current rules, and thereafter during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of the second to die of the two Annuitants. If the Annuitants’ joint life expectancy is less than the period certain, we will institute a shorter period certain, determined according to applicable IRS tables. Should the two Annuitants die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or to your estate if no Beneficiary is named, until the end of the period certain.
We reserve the right to cease offering any of these other annuity options. If we do so, we will amend this prospectus to reflect the change. We reserve the right to make available other annuity options.

DEATH BENEFITS
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
Both Annuities provide a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to market fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the AST Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the AST Government Money Market Sub-account, the amount of the Death Benefit is reduced by the Total Insurance Charge and subject to market fluctuations.
The amount of the Death Benefit is equal to the Unadjusted Account Value on the date we receive Due Proof of Death. We call this the “Basic Death Benefit.”
OPTIONAL DEATH BENEFIT – THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit, which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain investment options are not available to invest in or to transfer from. Please see the “Investment Options” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:

▪	The Return of Purchase Payments Amount, defined below; AND

▪	The Unadjusted Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:

▪	Increased by additional Adjusted Purchase Payments allocated to the Annuity, and

▪
Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Unadjusted Account Value immediately prior to the withdrawal).

EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.

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Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death. Although we do not currently limit the Death Benefit to the Unadjusted Account Value, if we decide to do so, the beneficiaries designated under your Annuity would receive an amount equal to the Unadjusted Account Value and not an amount equal to the greater of the Return of Purchase Payment amount and the Unadjusted Account Value.

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Death Benefit Suspension Period. You also should be aware that there is a Death Benefit suspension period. If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), the optional Return of Purchase Payments Death Benefit will be suspended for a two year period starting from the date that person first became Owner or Annuitant. This suspension would not apply if the ownership or annuitant change was the result of Spousal Continuation or death of the prior Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Unadjusted Account Value on the date we receive Due Proof of Death. After the two-year suspension period is completed the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner or Annuitant that are allowable.

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Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation"). The Unadjusted Account Value as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Unadjusted Account Value will be allocated to the Sub-accounts pro rata. For the B Series, no CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any additional Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable. The Premium Based Insurance Charge will continue to be assessed upon Spousal Continuation.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Unadjusted Account Value on the date we receive Due Proof of Death.
If you elected the Return of Purchase Payments Death Benefit, then upon Spousal Continuation, the Unadjusted Account Value is increased, if necessary, to equal the greater of:

▪	The Return of Purchase Payments Amount; and

▪	The Basic Death Benefit.
Any increase to the Unadjusted Account Value will be allocated on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which are you not permitted to electively allocate or transfer Account Value. If the Account Value in those permitted Sub-accounts is zero, we will allocate the additional amount to a money market Investment Option.
Spousal Continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “five-year deadline”); or

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as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-Year Deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.

If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.

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If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death (the “Qualified Five-Year Deadline”), or as periodic payments not extending beyond the life expectancy of the designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum by the Qualified Five-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.

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If you die before a designated Beneficiary is named and before the date Required Minimum Distributions must begin under the Code, the Death Benefit must be paid out by the Qualified Five-Year Deadline. If the Beneficiary does not begin installments by December 31st of the year following the year of death, then no partial withdrawals will be permitted thereafter and we will require that the Beneficiary take the Death Benefit as a lump sum by the Qualified Five-Year Deadline. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

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If you die before a designated Beneficiary is named and after the date Required Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See “Tax Considerations” and consult your tax adviser.

VALUING YOUR INVESTMENT
VALUING THE SUB-ACCOUNTS
When you allocate Account Value to a Sub-account, you are purchasing Units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Account Value Based Insurance Charge and the additional charge of the Return of Purchase Payment Death Benefit, if elected.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price”. The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we redeem 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
PROCESSING AND VALUING TRANSACTIONS
Pruco Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days that the NYSE is closed. Pruco Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive the Purchase Payment in Good Order at our Service Office. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue an Annuity within two (2) Valuation Days.
With respect to your initial Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to market fluctuations during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. Once your purchase is approved by the firm, we will process your initial Purchase Payment as described above. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to claims of our general creditors.
Additional Purchase Payments: We will apply any additional Purchase Payments as of the Valuation Day that we receive the Purchase Payment at our Service Office in Good Order. We may limit, restrict, suspend or reject any additional Purchase Payments at any time. See “Additional Purchase Payments” under “Purchasing Your Annuity” earlier in this prospectus.

Scheduled Transactions: Scheduled transactions include transfers under the 6 or 12 Month DCA Program, The Asset Allocation Program, Automatic Rebalancing, Systematic Withdrawals, Required Minimum Distributions, systematic investments, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for partial withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in Good Order, and will process the transaction in accordance with the discussion in “Processing And Valuing Transactions”
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Service Office in Good Order all supporting documentation we require for such transactions.
We generally pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in Good Order at our Service Office.

TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax adviser for complete information and advice.
Generally, the cost basis in an Annuity not associated with a tax-favored retirement plan is the amount you pay into your Annuity, or into Annuities exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the Annuity are treated as a partial withdrawal from the Annuity and will be reported as such to the Annuity Owner.
You must commence annuity payments or surrender your Annuity no later than the first day of the calendar month next following the maximum Annuity date for your Annuity. Generally, the maximum Annuity Date is the first day of the calendar month next following the Owner’s or Annuitant’s 95th birthday. However, this date may vary by state. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Annuity. However, the IRS may not then consider your contract to be an annuity under the tax law.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Pre-August 14, 1982 withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.
Generally, the maximum Annuity Date is the first day of the calendar month next following the Owner’s or Annuitant’s 95th birthday. However, this date may vary by state.

Maximum Annuity Date
You must commence annuity payments or surrender your Annuity no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer exchange or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you are able to choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a Nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
Tax Penalty for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled;

▪
generally, the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

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the amount received is paid under an immediate Annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
After you elect an annuity payment option, you are not eligible for a tax-free exchange under Section 1035.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
The Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

▪	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

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Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

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Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional death benefit described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts. Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control . In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts of an Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

▪	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

▪	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

▪	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

▪	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

▪	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

▪	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
You may establish an advisory fee deduction program so that charges for investment advisory fees that are taken from a qualified Annuity with no living benefit are not taxable.
Types of Tax-favored Plans
IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2018 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.
The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

▪	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

▪	Your rights as Owner are non-forfeitable;

▪	You cannot sell, assign or pledge the Annuity;

▪	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

▪	The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70½; and

▪	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

▪	A 10% early withdrawal penalty described below;

▪	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

▪	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

▪
If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $55,000 in 2018, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2018, this limit is $275,000;

▪	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

▪
SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $18,500 in 2018 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2018. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

▪	Contributions to a Roth IRA cannot be deducted from your gross income;

▪
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

▪
If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70½, and distributions are not required to begin upon attaining such age or at any time thereafter.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. However, recharacterizations of 2017 Roth IRA conversions may be allowed up until October 15, 2018. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $18,500 in 2018. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2018. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

▪	Your attainment of age 59½;

▪	Your severance of employment;

▪	Your death;

▪	Your total and permanent disability; or

▪	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Late Rollover Self-Certification
After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

▪
If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five-year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70½, whichever is later. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the Annuity may be continued with your spouse as the Owner. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five-year anniversary of the date of death. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
Tax Penalty for Early Withdrawals from a Qualified Annuity You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled; or

▪
generally, the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

▪	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions

▪	If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

▪	For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

OTHER INFORMATION
PRUCO LIFE AND THE SEPARATE ACCOUNT
Pruco Life. Pruco Life Insurance Company (Pruco Life) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under its annuity contracts. Among other things, this means that where you participate in an optional death benefit and the value of that benefit exceeds your current Account Value, you would rely solely on the ability of Pruco Life to make payments under the benefit out of its own assets. As Pruco Life’s ultimate parent, Prudential Financial, however, exercises significant influence over the operations and capital structure of Pruco Life.
Pruco Life incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 (Exchange Act) since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by Pruco Life pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. Pruco Life will provide to each person, including any beneficial Owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Pruco Life Insurance Company, One Corporate Drive, Shelton, CT 06484 or by calling 800-752-6342. Pruco Life files periodic reports as required under the Exchange Act. The public may read and copy any materials that Pruco Life files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see http://www.sec.gov). Our internet address is http://www.prudentialannuities.com.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2017, non-affiliated entities that could be deemed service providers to Pruco Life and/or an affiliated insurer within the Pruco Life business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
BROADRIDGE INVESTOR COMMUNICATION	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services (NFS)	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
NEPS, LLC	Composition, printing, and mailing of contracts and benefit documents	12 Manor Parkway, Salem, NH 03079
Open Text, Inc	Fax Services	100 Tri-State International Parkway Licolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation (DTCC)	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Venio LLC d/b/a Keane	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
The Separate Account. We have established a Separate Account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the Annuities. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. Pruco Life segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct.
Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account are, in accordance with the Annuities, credited to or charged against the Separate Account without regard to other income, gains, or losses of Pruco Life. The obligations under the Annuity are those of Pruco Life, which is the issuer of the Annuity and the depositor of the Separate Account. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:

▪	offer new Sub-accounts, eliminate Sub-accounts, substitute Sub-accounts or combine Sub-accounts;

▪	close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

▪	combine the Separate Account with other separate accounts;

▪	deregister the Separate Account under the Investment Company Act of 1940;

▪	manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

▪
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;

▪	establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;

▪	make any changes required by federal or state laws with respect to annuity contracts; and

▪	to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account.
We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with guidance provided by the SEC or its staff (or after obtaining an order from the SEC, if required). We reserve the right to substitute underlying Portfolios, as allowed by applicable law. If we make a fund substitution or change, we may change the Annuity contract to reflect the substitution or change. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.
With the DCA MVA Options, we use a separate account of Pruco Life different from the Pruco Life Flexible Premium Variable Annuity Account discussed above. The separate account for the DCA MVA Option is not registered under the Investment Company Act of 1940. Moreover, you do not participate in the appreciation or depreciation of the assets held by that separate account.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Fees and Payments Received by Pruco Life
As detailed below, Pruco Life and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Pruco Life and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the advisers of the underlying Portfolios or their affiliates (not the Portfolios), which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to an annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. During 2017, with regard to the total amounts that were paid under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from approximately $5.18 to approximately $210,320.00. These amounts relate to all individual variable annuity contracts issued by Pruco Life or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
LEGAL STRUCTURE OF THE UNDERLYING PORTFOLIOS
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act of 1940. Shares of the underlying mutual fund Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting,” it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
Confirmations, Statements, and Reports
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.prudentialannuities.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, including, but not limited to the Annual Maintenance Fee, systematic withdrawals (including 72(t)/72(q) payments and Required Minimum Distributions), electronic funds transfer, Dollar Cost Averaging, and Automatic Rebalancing in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge $50 for each such additional or previously sent report, but may waive that charge in the future. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.
DISTRIBUTION OF ANNUITIES OFFERED BY PRUCO LIFE
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker/dealers who are registered under the Exchange Act (collectively, “Firms”). The affiliated broker-dealer, Pruco Securities, LLC is an indirect wholly-owned subsidiary of Prudential Financial that sells variable annuity and variable life insurance (among other products) through its registered representatives. Applications for each Annuity are solicited by registered representatives of the Firms. PAD utilizes a network of its own registered representatives to wholesale the Annuities to Firms. Because the Annuities offered through this prospectus are insurance products as well as securities, all registered representatives who sell the Annuities are also appointed insurance agents of Pruco Life.
In connection with the sale and servicing of the Annuity, Firms may receive cash compensation and/or non-cash compensation. Cash compensation includes discounts, concessions, fees, service fees, commissions, asset based sales charges, loans, overrides, or any cash employee benefit received in connection with the sale and distribution of variable contracts. Non-cash compensation includes any form of compensation received in connection with the sale and distribution of variable contracts that is not cash compensation, including but not limited to merchandise, gifts, travel expenses, meals and lodging.
Under the selling agreements, cash compensation in the form of commissions is paid to Firms on sales of the Annuity according to one or more schedules. The selling registered representative will receive all or a portion of the cash compensation, depending on the practice of his or her Firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 6.25% for the B Series, and 1.25% for the C Series. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of Unadjusted Account Value. We may also provide cash compensation to the distributing Firm for providing ongoing service to you in relation to the Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Pruco Life products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Pruco Life annuity products sold through the Firm.
In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Annuity on a preferred or recommended company or product list and/or access to the Firm's registered representatives), we, or PAD, may enter into non-cash compensation arrangements with certain Firms with respect to certain or all registered representatives of such Firms under which such Firms may receive fixed payments or reimbursement. These types of fixed payments are made directly to or in sponsorship of the Firm and may include, but are not limited to payment for: training of sales personnel; marketing and/or administrative services and/or other services they provide to us or our affiliates; educating customers of the firm on the Annuity's features; conducting due diligence and analysis; providing office access, operations, systems and other support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Annuities; conferences (national, regional and top producer); sponsorships; speaker fees; promotional items; a dedicated marketing coordinator; priority sales desk support; expedited marketing compliance approval and preferred programs to PAD; and reimbursements to Firms for marketing activities or other services provided by third-party vendors to the Firms and/or their registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we or PAD may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“Entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of this non-cash compensation varies widely because some may encompass only a single event, such as a conference, and others have a much broader scope.
Cash and/or non-cash compensation may not be offered to all Firms and Entities and the terms of such compensation may differ between Firms and Entities. In addition, we or our affiliates may provide such compensation, payments and/or incentives to Firms or Entities arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
The lists below include the names of the Firms and Entities that we are aware (as of December 31, 2017) received compensation with respect to our annuity business generally during 2017 (or as to which a payment amount was accrued during 2017). The Firms and Entities listed include those receiving non-cash and/or cash compensation (as indicated below) in connection with marketing of products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon request. Each of these Annuities also is distributed by other selling Firms that previously were appointed only with our affiliate Prudential Annuities Life Assurance Corporation (“PALAC”). Such other selling Firms may have received compensation similar to the types discussed above with respect to their sale of PALAC annuities. In addition, such other selling Firms may, on a going forward basis, receive substantial compensation that is not reflected in this 2017 retrospective depiction. During 2017, non-cash compensation received by Firms and Entities ranged from $30.00 to $702,164.00. During 2017, cash compensation received by Firms ranged from $1.20 to $16,846,603.71.
All of the Firms and Entities listed below received non-cash compensation during 2017. In addition, Firms in bold also received cash compensation during 2017.

1st Global Capital Corp.	First Citizens Bank	Parkland Securities
Advisor Group	First Financial Services	People's Securities
Aegon Transamerica	First Heartland Capital, Inc.	PEPCO Holdings
AFS Brokerage, Inc.	First Protective Insurance Group	PIMCO
AFS Financial Group, LLC	First Tennessee Brokerage, Inc	PlanMember Securities Corp.
Afore Met Life	Foresters Equity Services Inc.	PNC Investments, LLC
AIG Advisor Group	Fortune Financial Services, Inc.	PNC Bank
Alliance Bernstein L.P.	Founders Financial Securities, LLC	Presidential Brokerage
Allianz	Franklin Square Capital Partners	Principal Financial Group
Allegheny Investments LTD.	Franklin Templeton	ProEquities
Allegis Insurance Agency, Inc.	FSC Securities Corp.	Prospera Financial Services, Inc.
Allen & Company of Florida, Inc.	Garden State Securities, Inc.	Prudential Annuities
Allstate Financial Srvcs, LLC	GCG Financial	Purshe Kaplan Sterling Investments
ALPS Distribtors, Inc.	Geneos Wealth Management, Inc.	Questar Capital Corporation
AMERICAN PORTFOLIO FIN SVCS INC	Goldman Sachs & Co.	Raymond James Financial Svcs
Ameritas Investment Corp.	GWN Securities, Inc.	RBC CAPITAL MARKETS CORPORATION
Anchor Bay Securities, LLC	H. Beck, Inc.	RCM&D Inc.
Annuity Partners	H.D. Vest Investment	Resource Horizon Group, LLC
AON	Hantz Financial Services,Inc.	Retirement Benefits Group, LLC
AQR Capital Management	Harbour Investment, Inc.	RNR Securities, L.L.C.
Arete Wealth Management	Hornor, Townsend & Kent, Inc.	Robert W. Baird & Co., Inc.
Arlington Securities, Inc.	HSBC	Royal Alliance Associates
Astoria Federal Savings	Independent Financial Grp, LLC	SAGEPOINT FINANCIAL, INC.
AXA Advisors, LLC	Individual Client	Sammons Securities Co., LLC
BBVA Compass Investment Solutions, Inc.	Infinex Financial Group	Santander
Ballew Investments	Insured Retirement Institute	Saxony Securities, Inc.
Bank of Oklahoma	Intervest International	Schroders Investment Management
Bank of the West	Invest Financial Corporation	Scott & Stringfellow
BB&T Investment Services, Inc.	Investacorp	SEAF
BCG Securities, Inc.	Investment Centers of America	Securian Financial Svcs, Inc.
Berthel Fisher & Company	Investment Professionals	Securities America, Inc.
BlackRock Financial Management Inc.	J.J.B. Hilliard Lyons, Inc.	Securities Service Network
BOSC, Inc.	J.P. Morgan	Sigma Financial Corporation
Broker Dealer Financial Services	J.W. Cole Financial, Inc.	Signator Investors, Inc.
Brokers International	Janney Montgomery Scott, LLC.	SII Investments, Inc.
Cadaret, Grant & Co., Inc.	Jennison Associates, LLC	Sorrento Pacific Financial LLC
Calton & Associates, Inc	Jennison Dryden Mutual Funds	Specialized Schedulers
Cambridge Advisory Group	John Hancock	Sterling Monroe Securities, LLC
Cambridge Investment Research, Inc.	Kestra Financial, Inc.	SA Stone Wealth Management
CAPE SECURITIES, INC.	KEY INVESTMENT SERVICES LLC	Stifel Nicolaus & Co.
Capital Analysts	KMS Financial Services, Inc.	Strategic Advisors, Inc.
Capital Financial Services	Kovack Securities, Inc.	STRATEGIC FIN ALLIANCE INC
Capital Investment Group, Inc.	LANC	Summit Brokerage Services, Inc
Capital One Investment Services, LLC	LaSalle St. Securities, LLC	Sunbelt Business Advisors
Capitol Securities Management, Inc.	LAX-Prudential	Sunbelt Securities, Inc.
Castle Rock Investment Company	Leigh Baldwin & Company, LLC	Sunset Financial Services, Inc
Centaurus Financial, Inc.	Legg Mason	SunTrust Investment Services, Inc.
Cetera Advisor Network LLC	Lewis Financial Group, L.C.	SWBC Investment Services
Cetera Financial Group LLC	Lincoln Financial Advisors	T. Rowe Price Group, Inc.
Cetera Investment Services	Lincoln Financial Securities Corporation	TFS Securities, Inc.

CFD Investments, Inc.	Lincoln Investment Planning	The Investment Center
CHAR	Lion Street	The O.N. Equity Sales Co.
Citigroup Global Markets Inc.	LPL Financial Corporation	The Prudential Insurance Company of America
Citizens Bank and Trust Company	M and T Bank Corporation	The Strategic Financial Alliance Inc.
Citizens Securities, Inc.	M Holdings Securities, Inc	Touchstone Investments
Client One Securities LLC	Mass Mutual Financial Group	TransAmerica Financial Advisors, Inc.
CMDA	Merrill Lynch, P,F,S	Triad Advisors, Inc.
COMERICA SECURITIES, INC.	MFS	Trustmont Financial Group, Inc.
Commonwealth Financial Network	MML Investors Services, Inc.	UBS Financial Services, Inc.
Comprehensive Asset Management	Money Concepts Capital Corp.	Umpqua Investments
Coordinated Capital Securities Inc	Morgan Stanley Smith Barney	United Planners Fin. Serv.
COPA	Mountain Development	US Bank
Country Financial	Mutual of Omaha Bank	USA Financial Securities Corp.
Craig Schubert	National Planning Corporation	VALIC Financial Advisors, Inc
Creative Capital	National Securities Corp.	VOYA Financial Advisors
Crescent Securities Group	Neuberger Berman	WADDELL & REED INC.
Crown Capital Securities, L.P.	Newbridge Securities Corp.	WAYNE HUMMER INVESTMENTS LLC
CUNA Brokerage Svcs, Inc.	Next Financial Group, Inc.	Wellington Asset Mgt.
CUSO Financial Services, L.P.	NFP (National Financial Partners Corporation)	Wells Fargo Advisors LLC
David Lerner and Associates	NOCA	WELLS FARGO ADVISORS LLC - WEALTH
Eaton Vance	North Ridge Securities Corp.	Wells Fargo Investments LLC
Edward Jones & Co.	Omnivest, Inc.	WFG Investments, Inc.
Equity Services, Inc.	OneAmerica Securities, Inc.	Wintrust Financial Corporation
Fidelity Investments	OPPENHEIMER & CO, INC.	Woodbury Financial Services
Fifth Third Securities, Inc.	Pacific Life Insurance Company	World Equity Group, Inc.
Financial Planning Consultants	Packerland Brokerage Svcs,Inc
Financial Security Management, Inc.	Park Avenue Securities, LLC
The Firms listed below received cash compensation during 2017 but did not receive any non-cash compensation.

Associated Securities Corp
BFT Financial Group, LLC
BB&T Investment Services, Inc.
Capital One Investment Services, LLC
Investment Centers of America
M Holdings Securities, Inc
Mutual Service Corporation
Waterstone Financial Group Inc
Wells Fargo Investments LLC
You should note that Firms and individual registered representatives and branch managers with some Firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you or to the Separate Account. Cash and non-cash compensation varies by annuity product, and such differing compensation could be a factor in which annuity a Financial Professional recommends to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon request.
FINANCIAL STATEMENTS
The financial statements of the Separate Account and Pruco Life are included in the Statement of Additional Information.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Pruco Life's ability to meet its obligations under the Contracts.
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

▪	Company

▪	Experts

▪	Principal Underwriter

▪	Payments Made to Promote Sale of Our Products

▪	Cyber Security Risks

▪	Determination of Accumulation Unit Values

▪	Financial Statements
HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudentialannuities.com
Correspondence Sent by Regular Mail
Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuity Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g., Federal Express, United Parcel Service) will be delivered to the address listed below.

Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Pruco Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Pruco Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

APPENDIX A – ACCUMULATION UNIT VALUES
As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline a feature that carries with it a specific asset-based charge. We maintain a unique Unit Value corresponding to your election of contract features.
Here, we set forth the historical Unit Values. This Appendix includes outstanding units for each such Sub-account, which may include other variable annuities offered, as of the dates shown.

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (0.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AB Global Bond Portfolio
07/13/2015* to 12/31/2015	$9.99955	$10.05358	23,871
01/01/2016 to 12/31/2016	$10.05358	$10.51420	93,921
01/01/2017 to 12/31/2017	$10.51420	$10.72288	193,875
AST AQR Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$10.02463	$9.81901	42,299
01/01/2015 to 12/31/2015	$9.81901	$8.24911	156,644
01/01/2016 to 12/31/2016	$8.24911	$9.30035	260,888
01/01/2017 to 12/31/2017	$9.30035	$12.48182	1,009,577
AST AQR Large-Cap Portfolio
04/28/2014 to 12/31/2014	$11.85417	$13.19717	46,184
01/01/2015 to 12/31/2015	$13.19717	$13.35121	173,611
01/01/2016 to 12/31/2016	$13.35121	$14.69891	247,796
01/01/2017 to 12/31/2017	$14.69891	$17.85383	365,144
AST BlackRock Low Duration Bond Portfolio
04/28/2014 to 12/31/2014	$10.50535	$10.43586	251,760
01/01/2015 to 12/31/2015	$10.43586	$10.42842	748,918
01/01/2016 to 12/31/2016	$10.42842	$10.54071	1,192,765
01/01/2017 to 12/31/2017	$10.54071	$10.66178	1,551,769
AST BlackRock Multi-Asset Income Portfolio
04/28/2014 to 12/31/2014	$9.99955	$9.97233	292,596
01/01/2015 to 12/31/2015	$9.97233	$9.51131	760,252
01/01/2016 to 12/31/2016	$9.51131	$10.10941	1,270,610
01/01/2017 to 12/31/2017	$10.10941	$10.65169	1,695,029
AST BlackRock/Loomis Sayles Bond Portfolio
04/28/2014 to 12/31/2014	$11.58970	$11.82336	716,872
01/01/2015 to 12/31/2015	$11.82336	$11.51040	916,979
01/01/2016 to 12/31/2016	$11.51040	$11.93115	1,365,355
01/01/2017 to 12/31/2017	$11.93115	$12.38316	1,971,485
AST Boston Partners Large-Cap Value Portfolio
07/13/2015* to 12/31/2015	$16.32478	$15.28914	60,897
01/01/2016 to 12/31/2016	$15.28914	$17.29501	132,137
01/01/2017 to 04/28/2017	$17.29501	$17.98231	0
AST ClearBridge Dividend Growth Portfolio
04/28/2014 to 12/31/2014	$12.10106	$13.30316	109,091
01/01/2015 to 12/31/2015	$13.30316	$12.75751	228,495
01/01/2016 to 12/31/2016	$12.75751	$14.57703	580,728
01/01/2017 to 12/31/2017	$14.57703	$17.16491	767,178
AST Cohen & Steers Realty Portfolio
04/28/2014 to 12/31/2014	$16.74416	$19.35793	139,563
01/01/2015 to 12/31/2015	$19.35793	$20.18398	481,842
01/01/2016 to 12/31/2016	$20.18398	$21.03941	761,122
01/01/2017 to 12/31/2017	$21.03941	$22.23067	965,074
AST Columbia Adaptive Risk Allocation Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.61469	96,501
01/01/2016 to 12/31/2016	$9.61469	$10.48442	382,995
01/01/2017 to 12/31/2017	$10.48442	$11.85730	751,606
AST Emerging Managers Diversified Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.70442	19,432
01/01/2016 to 12/31/2016	$9.70442	$9.98836	80,778
01/01/2017 to 12/31/2017	$9.98836	$11.35409	226,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FQ Absolute Return Currency Portfolio
04/28/2014 to 12/31/2014	$9.99955	$9.71324	20,240
01/01/2015 to 12/31/2015	$9.71324	$9.10501	43,921
01/01/2016 to 12/31/2016	$9.10501	$10.42474	241,301
01/01/2017 to 12/31/2017	$10.42474	$10.05400	175,931
AST Franklin Templeton K2 Global Absolute Return
04/28/2014 to 12/31/2014	$9.99955	$9.66342	97,390
01/01/2015 to 12/31/2015	$9.66342	$9.28336	612,654
01/01/2016 to 12/31/2016	$9.28336	$9.44923	873,869
01/01/2017 to 12/31/2017	$9.44923	$10.10295	1,180,883
AST Global Real Estate Portfolio
04/28/2014 to 12/31/2014	$15.16885	$16.35228	76,018
01/01/2015 to 12/31/2015	$16.35228	$16.24773	128,981
01/01/2016 to 12/31/2016	$16.24773	$16.30301	180,790
01/01/2017 to 12/31/2017	$16.30301	$17.97850	214,740
AST Goldman Sachs Global Growth Allocation Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.25115	136,250
01/01/2015 to 12/31/2015	$10.25115	$10.09574	773,989
01/01/2016 to 12/31/2016	$10.09574	$10.61179	1,030,919
01/01/2017 to 12/31/2017	$10.61179	$12.31752	1,196,773
AST Goldman Sachs Global Income Portfolio
07/13/2015* to 12/31/2015	$9.99955	$10.11344	19,575
01/01/2016 to 12/31/2016	$10.11344	$10.40509	54,465
01/01/2017 to 12/31/2017	$10.40509	$10.56502	88,425
AST Goldman Sachs Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$16.56143	$18.19491	157,984
01/01/2015 to 12/31/2015	$18.19491	$17.25882	717,206
01/01/2016 to 12/31/2016	$17.25882	$19.14490	875,020
01/01/2017 to 12/31/2017	$19.14490	$20.89558	1,116,376
AST Goldman Sachs Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$17.01801	$19.32676	119,092
01/01/2015 to 12/31/2015	$19.32676	$18.12783	780,996
01/01/2016 to 12/31/2016	$18.12783	$18.32469	952,990
01/01/2017 to 12/31/2017	$18.32469	$23.16092	1,236,243
AST Goldman Sachs Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	$18.37854	$19.82864	127,569
01/01/2015 to 12/31/2015	$19.82864	$18.63624	354,363
01/01/2016 to 12/31/2016	$18.63624	$23.03969	540,552
01/01/2017 to 12/31/2017	$23.03969	$25.70586	822,501
AST Goldman Sachs Strategic Income Portfolio
04/28/2014 to 12/31/2014	$9.99955	$9.73320	84,883
01/01/2015 to 12/31/2015	$9.73320	$9.46158	171,802
01/01/2016 to 12/31/2016	$9.46158	$9.50832	264,999
01/01/2017 to 12/31/2017	$9.50832	$9.42700	336,650
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	$9.77942	$9.74274	758,667
01/01/2015 to 12/31/2015	$9.74274	$9.68853	1,618,342
01/01/2016 to 12/31/2016	$9.68853	$9.63439	1,352,490
01/01/2017 to 12/31/2017	$9.63439	$9.61403	1,387,892
AST High Yield Portfolio
04/28/2014 to 12/31/2014	$13.88713	$13.75375	708,948
01/01/2015 to 12/31/2015	$13.75375	$13.19073	810,383
01/01/2016 to 12/31/2016	$13.19073	$15.13787	1,500,801
01/01/2017 to 12/31/2017	$15.13787	$16.17968	1,910,621

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$17.32745	$18.72158	106,592
01/01/2015 to 12/31/2015	$18.72158	$17.15979	347,876
01/01/2016 to 12/31/2016	$17.15979	$20.45910	586,499
01/01/2017 to 12/31/2017	$20.45910	$24.25165	836,083
AST International Growth Portfolio
04/28/2014 to 12/31/2014	$13.41843	$13.13220	155,058
01/01/2015 to 12/31/2015	$13.13220	$13.47109	519,080
01/01/2016 to 12/31/2016	$13.47109	$12.89093	782,918
01/01/2017 to 12/31/2017	$12.89093	$17.36165	1,094,727
AST International Value Portfolio
04/28/2014 to 12/31/2014	$12.96383	$12.14911	141,046
01/01/2015 to 12/31/2015	$12.14911	$12.18112	479,194
01/01/2016 to 12/31/2016	$12.18112	$12.18450	769,512
01/01/2017 to 12/31/2017	$12.18450	$14.88196	997,560
AST IVY Asset Strategy Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.13591	85,229
01/01/2016 to 06/24/2016	$9.13591	$8.99080	0
AST Jennison Global Infrastructure Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.41061	72,730
01/01/2015 to 12/31/2015	$10.41061	$9.28317	155,628
01/01/2016 to 12/31/2016	$9.28317	$9.98109	251,629
01/01/2017 to 12/31/2017	$9.98109	$11.79799	326,277
AST Jennison Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$16.23232	$18.48089	129,609
01/01/2015 to 12/31/2015	$18.48089	$20.33378	455,609
01/01/2016 to 12/31/2016	$20.33378	$19.92584	676,794
01/01/2017 to 12/31/2017	$19.92584	$26.91650	828,416
AST Loomis Sayles Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$16.70216	$18.80146	130,511
01/01/2015 to 12/31/2015	$18.80146	$20.58128	218,335
01/01/2016 to 12/31/2016	$20.58128	$21.60939	517,727
01/01/2017 to 12/31/2017	$21.60939	$28.58020	588,172
AST Lord Abbett Core Fixed Income Portfolio
04/28/2014 to 12/31/2014	$12.64191	$13.02948	307,329
01/01/2015 to 12/31/2015	$13.02948	$12.88212	1,273,343
01/01/2016 to 12/31/2016	$12.88212	$13.14469	2,018,490
01/01/2017 to 12/31/2017	$13.14469	$13.51099	2,411,867
AST Managed Alternatives Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.65458	50,937
01/01/2016 to 12/31/2016	$9.65458	$9.69104	247,435
01/01/2017 to 12/31/2017	$9.69104	$9.88437	414,723
AST Managed Equity Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.29105	185,700
01/01/2015 to 12/31/2015	$10.29105	$10.08586	771,115
01/01/2016 to 12/31/2016	$10.08586	$10.55279	1,287,334
01/01/2017 to 12/31/2017	$10.55279	$13.03290	1,696,631
AST Managed Fixed Income Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.03217	200,190
01/01/2015 to 12/31/2015	$10.03217	$9.81846	603,581
01/01/2016 to 12/31/2016	$9.81846	$10.10947	1,020,838
01/01/2017 to 12/31/2017	$10.10947	$10.44599	1,372,933

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/28/2014 to 12/31/2014	$16.53185	$17.00090	216,603
01/01/2015 to 12/31/2015	$17.00090	$16.65978	637,161
01/01/2016 to 12/31/2016	$16.65978	$17.74651	891,130
01/01/2017 to 12/31/2017	$17.74651	$21.85649	1,240,828
AST MFS Growth Portfolio
04/28/2014 to 12/31/2014	$16.63924	$18.60599	106,002
01/01/2015 to 12/31/2015	$18.60599	$19.84126	219,890
01/01/2016 to 12/31/2016	$19.84126	$20.10933	395,671
01/01/2017 to 12/31/2017	$20.10933	$26.13996	613,552
AST MFS Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$13.75086	$15.01238	73,175
01/01/2015 to 12/31/2015	$15.01238	$14.82181	225,789
01/01/2016 to 12/31/2016	$14.82181	$16.72215	610,839
01/01/2017 to 12/31/2017	$16.72215	$19.51393	979,515
AST Morgan Stanley Multi-Asset Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.43510	20,983
01/01/2016 to 12/31/2016	$9.43510	$9.12556	60,120
01/01/2017 to 12/31/2017	$9.12556	$9.07542	86,507
AST Neuberger Berman Core Bond Portfolio
04/28/2014 to 12/31/2014	$10.40761	$10.63422	81,991
01/01/2015 to 10/16/2015	$10.63422	$10.69949	0
AST Neuberger Berman Long/Short Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.54482	41,823
01/01/2016 to 12/31/2016	$9.54482	$9.80979	112,640
01/01/2017 to 12/31/2017	$9.80979	$11.03836	192,205
AST Neuberger Berman Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$17.07709	$19.30041	92,895
01/01/2015 to 10/16/2015	$19.30041	$19.96661	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	$18.63984	$20.60058	150,489
01/01/2015 to 12/31/2015	$20.60058	$19.33247	421,896
01/01/2016 to 12/31/2016	$19.33247	$22.73104	745,668
01/01/2017 to 12/31/2017	$22.73104	$25.72322	1,046,920
AST Parametric Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$11.06125	$10.37674	178,262
01/01/2015 to 12/31/2015	$10.37674	$8.59365	239,424
01/01/2016 to 12/31/2016	$8.59365	$9.60287	327,323
01/01/2017 to 12/31/2017	$9.60287	$12.06911	444,745
AST Prudential Core Bond Portfolio
04/28/2014 to 12/31/2014	$10.70932	$11.01361	262,070
01/01/2015 to 12/31/2015	$11.01361	$10.92367	780,414
01/01/2016 to 12/31/2016	$10.92367	$11.32083	1,512,922
01/01/2017 to 12/31/2017	$11.32083	$11.89704	1,749,183
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.55012	209,376
01/01/2015 to 12/31/2015	$10.55012	$10.49212	1,773,223
01/01/2016 to 12/31/2016	$10.49212	$11.21314	2,802,906
01/01/2017 to 12/31/2017	$11.21314	$13.04299	3,516,274
AST QMA Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$9.58753	$9.40331	61,939
01/01/2015 to 12/31/2015	$9.40331	$7.77650	167,559
01/01/2016 to 12/31/2016	$7.77650	$8.42891	249,921
01/01/2017 to 04/28/2017	$8.42891	$9.52028	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA International Core Equity Portfolio
07/13/2015* to 12/31/2015	$10.07281	$9.30695	53,007
01/01/2016 to 12/31/2016	$9.30695	$9.31038	125,730
01/01/2017 to 12/31/2017	$9.31038	$11.53576	446,825
AST QMA Large-Cap Portfolio
04/28/2014 to 12/31/2014	$12.11273	$13.48446	26,043
01/01/2015 to 12/31/2015	$13.48446	$13.61715	163,863
01/01/2016 to 12/31/2016	$13.61715	$15.01238	275,906
01/01/2017 to 12/31/2017	$15.01238	$18.12665	363,927
AST QMA US Equity Alpha Portfolio
04/28/2014 to 12/31/2014	$18.36932	$20.56057	76,467
01/01/2015 to 12/31/2015	$20.56057	$21.07713	494,076
01/01/2016 to 12/31/2016	$21.07713	$24.07306	887,065
01/01/2017 to 12/31/2017	$24.07306	$29.26771	1,149,363
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	$12.31025	$13.00950	586,439
01/01/2015 to 12/31/2015	$13.00950	$12.95739	4,693,767
01/01/2016 to 12/31/2016	$12.95739	$13.70085	8,149,251
01/01/2017 to 12/31/2017	$13.70085	$16.10404	13,632,796
AST Small-Cap Growth Opportunities Portfolio
07/13/2015* to 12/31/2015	$21.02632	$18.69070	79,128
01/01/2016 to 12/31/2016	$18.69070	$20.01901	140,484
01/01/2017 to 12/31/2017	$20.01901	$25.42190	261,123
AST Small-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$17.55685	$19.46218	87,626
01/01/2015 to 12/31/2015	$19.46218	$19.50725	346,710
01/01/2016 to 12/31/2016	$19.50725	$21.74280	493,024
01/01/2017 to 12/31/2017	$21.74280	$26.79479	717,762
AST Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	$17.20779	$18.23369	70,735
01/01/2015 to 12/31/2015	$18.23369	$17.35193	167,975
01/01/2016 to 12/31/2016	$17.35193	$22.29602	384,954
01/01/2017 to 12/31/2017	$22.29602	$23.80270	466,697
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	$9.99955	$10.36085	294,501
01/01/2015 to 12/31/2015	$10.36085	$10.28399	1,119,150
01/01/2016 to 12/31/2016	$10.28399	$10.97637	1,795,742
01/01/2017 to 12/31/2017	$10.97637	$12.95447	2,415,104
AST T. Rowe Price Equity Income Portfolio
04/28/2014 to 12/31/2014	$15.92130	$16.76074	173,600
01/01/2015 to 10/16/2015	$16.76074	$15.67660	0
AST T. Rowe Price Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$17.52164	$19.87769	281,647
01/01/2015 to 12/31/2015	$19.87769	$21.66279	911,177
01/01/2016 to 12/31/2016	$21.66279	$22.12505	1,283,086
01/01/2017 to 12/31/2017	$22.12505	$30.33956	1,921,579
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
04/28/2014 to 12/31/2014	$16.41115	$16.28751	90,054
01/01/2015 to 12/31/2015	$16.28751	$15.21579	113,099
01/01/2016 to 12/31/2016	$15.21579	$16.05960	143,493
01/01/2017 to 12/31/2017	$16.05960	$18.61506	273,482

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/28/2014 to 12/31/2014	$12.33990	$10.58621	228,110
01/01/2015 to 12/31/2015	$10.58621	$8.50107	600,554
01/01/2016 to 12/31/2016	$8.50107	$10.53532	1,083,660
01/01/2017 to 12/31/2017	$10.53532	$11.55722	1,278,364
AST Templeton Global Bond Portfolio
04/28/2014 to 12/31/2014	$10.88026	$10.81974	311,203
01/01/2015 to 12/31/2015	$10.81974	$10.26337	559,904
01/01/2016 to 12/31/2016	$10.26337	$10.65173	814,232
01/01/2017 to 12/31/2017	$10.65173	$10.80949	1,079,654
AST WEDGE Capital Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	$17.56567	$19.80782	64,375
01/01/2015 to 12/31/2015	$19.80782	$18.39726	180,638
01/01/2016 to 12/31/2016	$18.39726	$20.85670	284,249
01/01/2017 to 12/31/2017	$20.85670	$24.58567	326,888
AST Wellington Management Global Bond Portfolio
07/13/2015* to 12/31/2015	$9.99955	$10.10343	26,220
01/01/2016 to 12/31/2016	$10.10343	$10.31575	112,280
01/01/2017 to 12/31/2017	$10.31575	$10.50562	113,720
AST Wellington Management Real Total Return Portfolio
07/13/2015* to 12/31/2015	$9.99955	$9.39520	38,112
01/01/2016 to 12/31/2016	$9.39520	$9.00634	83,018
01/01/2017 to 12/31/2017	$9.00634	$9.08515	118,567
AST Western Asset Core Plus Bond Portfolio
04/28/2014 to 12/31/2014	$12.05496	$12.42713	317,474
01/01/2015 to 12/31/2015	$12.42713	$12.51159	854,275
01/01/2016 to 12/31/2016	$12.51159	$13.08358	1,210,057
01/01/2017 to 12/31/2017	$13.08358	$13.83244	1,601,735
AST Western Asset Emerging Markets Debt Portfolio
04/28/2014 to 12/31/2014	$9.88716	$9.60349	53,120
01/01/2015 to 12/31/2015	$9.60349	$9.25627	98,991
01/01/2016 to 12/31/2016	$9.25627	$10.18172	157,173
01/01/2017 to 12/31/2017	$10.18172	$11.06765	280,534
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015* to 12/31/2015	$9.80446	$9.97066	332,384
01/01/2016 to 12/31/2016	$9.97066	$10.29328	1,508,594
01/01/2017 to 12/31/2017	$10.29328	$11.64010	2,088,715
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015* to 12/31/2015	$9.78721	$9.98970	88,657
01/01/2016 to 12/31/2016	$9.98970	$10.55093	298,013
01/01/2017 to 12/31/2017	$10.55093	$11.72155	477,415
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Multi-Asset Income Portfolio
04/28/2014 to 12/31/2014	$9.99942	$9.96196	148,156
01/01/2015 to 12/31/2015	$9.96196	$9.48695	348,829
01/01/2016 to 12/31/2016	$9.48695	$10.06851	325,832
01/01/2017 to 12/31/2017	$10.06851	$10.59268	300,313
AST Goldman Sachs Global Growth Allocation Portfolio
04/28/2014 to 12/31/2014	$9.99942	$10.24056	151,170
01/01/2015 to 12/31/2015	$10.24056	$10.07006	314,806
01/01/2016 to 12/31/2016	$10.07006	$10.56891	292,321
01/01/2017 to 12/31/2017	$10.56891	$12.24919	287,881
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	$9.99942	$9.95220	0
01/01/2015 to 12/31/2015	$9.95220	$9.88283	0
01/01/2016 to 12/31/2016	$9.88283	$9.81349	0
01/01/2017 to 12/31/2017	$9.81349	$9.77806	0
AST Managed Fixed Income Portfolio
04/28/2014 to 12/31/2014	$9.99942	$10.02171	75,526
01/01/2015 to 12/31/2015	$10.02171	$9.79358	204,942
01/01/2016 to 12/31/2016	$9.79358	$10.06866	235,570
01/01/2017 to 12/31/2017	$10.06866	$10.38814	213,967
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	$9.99942	$10.53920	154,501
01/01/2015 to 12/31/2015	$10.53920	$10.46540	420,960
01/01/2016 to 12/31/2016	$10.46540	$11.16764	395,388
01/01/2017 to 12/31/2017	$11.16764	$12.97050	381,798
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	$9.99942	$10.55662	353,862
01/01/2015 to 12/31/2015	$10.55662	$10.49850	821,989
01/01/2016 to 12/31/2016	$10.49850	$11.08423	758,448
01/01/2017 to 12/31/2017	$11.08423	$13.00888	727,826
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	$9.99942	$10.35011	283,257
01/01/2015 to 12/31/2015	$10.35011	$10.25784	481,420
01/01/2016 to 12/31/2016	$10.25784	$10.93205	458,876
01/01/2017 to 12/31/2017	$10.93205	$12.88275	437,967
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.73%) (issued on or after 8/24/2015)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AB Global Bond Portfolio
08/24/2015 to 12/31/2015	$10.00927	$9.92428	4,601
01/01/2016 to 12/31/2016	$9.92428	$10.36023	17,781
01/01/2017 to 12/31/2017	$10.36023	$10.54680	35,888
AST AQR Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.62115	$9.87917	6,615
01/01/2016 to 12/31/2016	$9.87917	$11.11804	27,747
01/01/2017 to 12/31/2017	$11.11804	$14.89447	100,060
AST AQR Large-Cap Portfolio
08/24/2015 to 12/31/2015	$9.61772	$10.31617	7,379
01/01/2016 to 12/31/2016	$10.31617	$11.33697	43,445
01/01/2017 to 12/31/2017	$11.33697	$13.74560	179,525
AST BlackRock Low Duration Bond Portfolio
08/24/2015 to 12/31/2015	$9.99940	$9.93533	13,849
01/01/2016 to 12/31/2016	$9.93533	$10.02443	156,259
01/01/2017 to 12/31/2017	$10.02443	$10.12137	194,099
AST BlackRock Multi-Asset Income Portfolio
08/24/2015 to 12/31/2015	$9.84476	$9.87073	197,168
01/01/2016 to 12/31/2016	$9.87073	$10.47246	366,187
01/01/2017 to 12/31/2017	$10.47246	$11.01431	526,530
AST BlackRock/Loomis Sayles Bond Portfolio
08/24/2015 to 12/31/2015	$9.98370	$9.81694	36,155
01/01/2016 to 12/31/2016	$9.81694	$10.15731	125,018
01/01/2017 to 12/31/2017	$10.15731	$10.52316	305,062
AST Boston Partners Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.59640	$9.98504	3,576
01/01/2016 to 12/31/2016	$9.98504	$11.27467	15,858
01/01/2017 to 04/28/2017	$11.27467	$11.71579	0
AST ClearBridge Dividend Growth Portfolio
08/24/2015 to 12/31/2015	$9.63853	$10.36545	12,595
01/01/2016 to 12/31/2016	$10.36545	$11.82238	129,802
01/01/2017 to 12/31/2017	$11.82238	$13.89608	191,526
AST Cohen & Steers Realty Portfolio
08/24/2015 to 12/31/2015	$9.52272	$10.50966	58,628
01/01/2016 to 12/31/2016	$10.50966	$10.93517	174,397
01/01/2017 to 12/31/2017	$10.93517	$11.53342	317,479
AST Columbia Adaptive Risk Allocation Portfolio
08/24/2015 to 12/31/2015	$9.79406	$9.87115	16,113
01/01/2016 to 12/31/2016	$9.87115	$10.74472	81,763
01/01/2017 to 12/31/2017	$10.74472	$12.12978	111,993
AST Emerging Managers Diversified Portfolio
08/24/2015 to 12/31/2015	$9.81364	$10.01474	4,676
01/01/2016 to 12/31/2016	$10.01474	$10.28925	11,011
01/01/2017 to 12/31/2017	$10.28925	$11.67517	33,185
AST FQ Absolute Return Currency Portfolio
08/24/2015 to 12/31/2015	$10.40599	$10.07218	449
01/01/2016 to 12/31/2016	$10.07218	$11.51129	16,589
01/01/2017 to 12/31/2017	$11.51129	$11.08185	18,194

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Franklin Templeton K2 Global Absolute Return
08/24/2015 to 12/31/2015	$9.86095	$9.95233	49,684
01/01/2016 to 12/31/2016	$9.95233	$10.11179	84,212
01/01/2017 to 12/31/2017	$10.11179	$10.79189	148,589
AST Global Real Estate Portfolio
08/24/2015 to 12/31/2015	$9.53135	$10.05428	4,352
01/01/2016 to 12/31/2016	$10.05428	$10.07028	11,092
01/01/2017 to 12/31/2017	$10.07028	$11.08518	24,596
AST Goldman Sachs Global Growth Allocation Portfolio
08/24/2015 to 12/31/2015	$9.65079	$10.12253	120,232
01/01/2016 to 12/31/2016	$10.12253	$10.62083	249,767
01/01/2017 to 12/31/2017	$10.62083	$12.30571	379,930
AST Goldman Sachs Global Income Portfolio
08/24/2015 to 12/31/2015	$9.99940	$9.99325	210
01/01/2016 to 12/31/2016	$9.99325	$10.26296	8,601
01/01/2017 to 12/31/2017	$10.26296	$10.40183	11,740
AST Goldman Sachs Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.59731	$10.18207	66,898
01/01/2016 to 12/31/2016	$10.18207	$11.27444	139,332
01/01/2017 to 12/31/2017	$11.27444	$12.28317	249,716
AST Goldman Sachs Mid-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.63453	$9.83880	65,572
01/01/2016 to 12/31/2016	$9.83880	$9.92775	160,021
01/01/2017 to 12/31/2017	$9.92775	$12.52529	321,485
AST Goldman Sachs Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60542	$9.84065	28,739
01/01/2016 to 12/31/2016	$9.84065	$12.14384	125,816
01/01/2017 to 12/31/2017	$12.14384	$13.52468	294,277
AST Goldman Sachs Strategic Income Portfolio
08/24/2015 to 12/31/2015	$9.95799	$9.85997	54
01/01/2016 to 12/31/2016	$9.85997	$9.89071	30,158
01/01/2017 to 12/31/2017	$9.89071	$9.78813	51,239
AST Government Money Market Portfolio
08/24/2015 to 12/31/2015	$9.99940	$9.97360	44,031
01/01/2016 to 12/31/2016	$9.97360	$9.90066	91,049
01/01/2017 to 12/31/2017	$9.90066	$9.86199	152,100
AST High Yield Portfolio
08/24/2015 to 12/31/2015	$9.90472	$9.58403	58,339
01/01/2016 to 12/31/2016	$9.58403	$10.97887	208,077
01/01/2017 to 12/31/2017	$10.97887	$11.71333	375,235
AST Hotchkis & Wiley Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.55994	$9.70774	41,301
01/01/2016 to 12/31/2016	$9.70774	$11.55346	111,785
01/01/2017 to 12/31/2017	$11.55346	$13.67057	178,147
AST International Growth Portfolio
08/24/2015 to 12/31/2015	$9.65197	$10.36525	47,313
01/01/2016 to 12/31/2016	$10.36525	$9.90096	108,345
01/01/2017 to 12/31/2017	$9.90096	$13.31069	183,755
AST International Value Portfolio
08/24/2015 to 12/31/2015	$9.63243	$9.87060	39,781
01/01/2016 to 12/31/2016	$9.87060	$9.85556	86,137
01/01/2017 to 12/31/2017	$9.85556	$12.01567	127,358
AST IVY Asset Strategy Portfolio
08/24/2015 to 12/31/2015	$9.73566	$10.03927	4,235
01/01/2016 to 06/24/2016	$10.03927	$9.87122	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Global Infrastructure Portfolio
08/24/2015 to 12/31/2015	$9.63014	$9.32650	27,864
01/01/2016 to 12/31/2016	$9.32650	$10.00966	7,258
01/01/2017 to 12/31/2017	$10.00966	$11.81039	14,401
AST Jennison Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.58850	$10.68262	80,668
01/01/2016 to 12/31/2016	$10.68262	$10.44939	203,736
01/01/2017 to 12/31/2017	$10.44939	$14.08989	292,160
AST Loomis Sayles Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.59600	$10.74493	21,876
01/01/2016 to 12/31/2016	$10.74493	$11.26133	94,169
01/01/2017 to 12/31/2017	$11.26133	$14.86718	187,276
AST Lord Abbett Core Fixed Income Portfolio
08/24/2015 to 12/31/2015	$10.00770	$9.86590	92,116
01/01/2016 to 12/31/2016	$9.86590	$10.04878	334,753
01/01/2017 to 12/31/2017	$10.04878	$10.30995	448,328
AST Managed Alternatives Portfolio
08/24/2015 to 12/31/2015	$9.97911	$9.79147	28,337
01/01/2016 to 12/31/2016	$9.79147	$9.81074	94,801
01/01/2017 to 12/31/2017	$9.81074	$9.98851	127,250
AST Managed Equity Portfolio
08/24/2015 to 12/31/2015	$9.61364	$10.04261	40,484
01/01/2016 to 12/31/2016	$10.04261	$10.48852	152,029
01/01/2017 to 12/31/2017	$10.48852	$12.93015	237,887
AST Managed Fixed Income Portfolio
08/24/2015 to 12/31/2015	$9.94960	$9.84441	106,108
01/01/2016 to 12/31/2016	$9.84441	$10.11788	255,373
01/01/2017 to 12/31/2017	$10.11788	$10.43574	392,263
AST MFS Global Equity Portfolio
08/24/2015 to 12/31/2015	$9.65479	$10.03187	52,930
01/01/2016 to 12/31/2016	$10.03187	$10.66700	127,965
01/01/2017 to 12/31/2017	$10.66700	$13.11368	270,691
AST MFS Growth Portfolio
08/24/2015 to 12/31/2015	$9.60794	$10.52964	44,129
01/01/2016 to 12/31/2016	$10.52964	$10.65265	78,738
01/01/2017 to 12/31/2017	$10.65265	$13.82232	145,744
AST MFS Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60698	$10.18952	48,040
01/01/2016 to 12/31/2016	$10.18952	$11.47525	132,040
01/01/2017 to 12/31/2017	$11.47525	$13.36685	198,142
AST Morgan Stanley Multi-Asset Portfolio
08/24/2015 to 12/31/2015	$10.03984	$9.53988	2,317
01/01/2016 to 12/31/2016	$9.53988	$9.21021	22,628
01/01/2017 to 12/31/2017	$9.21021	$9.14317	28,934
AST Neuberger Berman Core Bond Portfolio
08/24/2015 to 10/16/2015	$9.99020	$10.04756	0
AST Neuberger Berman Long/Short Portfolio
08/24/2015 to 12/31/2015	$9.84476	$9.83983	4,913
01/01/2016 to 12/31/2016	$9.83983	$10.09492	20,234
01/01/2017 to 12/31/2017	$10.09492	$11.33873	37,972
AST Neuberger Berman Mid-Cap Growth Portfolio
08/24/2015 to 10/16/2015	$9.60448	$9.80886	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.58757	$9.68975	47,477
01/01/2016 to 12/31/2016	$9.68975	$11.37257	136,972
01/01/2017 to 12/31/2017	$11.37257	$12.84640	305,518

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.53994	$9.59612	3,866
01/01/2016 to 12/31/2016	$9.59612	$10.70366	6,145
01/01/2017 to 12/31/2017	$10.70366	$13.42842	31,219
AST Prudential Core Bond Portfolio
08/24/2015 to 12/31/2015	$10.00823	$9.84134	28,982
01/01/2016 to 12/31/2016	$9.84134	$10.18086	111,016
01/01/2017 to 12/31/2017	$10.18086	$10.67996	223,176
AST Prudential Flexible Multi-Strategy Portfolio
08/24/2015 to 12/31/2015	$9.82959	$9.96416	395,605
01/01/2016 to 12/31/2016	$9.96416	$10.62960	594,229
01/01/2017 to 12/31/2017	$10.62960	$12.34182	681,051
AST QMA Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.54261	$9.72726	3,829
01/01/2016 to 12/31/2016	$9.72726	$10.52430	20,065
01/01/2017 to 04/28/2017	$10.52430	$11.88002	0
AST QMA International Core Equity Portfolio
08/24/2015 to 12/31/2015	$9.63701	$9.95406	6,642
01/01/2016 to 12/31/2016	$9.95406	$9.93980	20,821
01/01/2017 to 12/31/2017	$9.93980	$12.29345	58,610
AST QMA Large-Cap Portfolio
08/24/2015 to 12/31/2015	$9.61303	$10.44196	1,777
01/01/2016 to 12/31/2016	$10.44196	$11.49108	14,329
01/01/2017 to 12/31/2017	$11.49108	$13.84976	47,944
AST QMA US Equity Alpha Portfolio
08/24/2015 to 12/31/2015	$9.61644	$10.38891	52,525
01/01/2016 to 12/31/2016	$10.38891	$11.84422	207,360
01/01/2017 to 12/31/2017	$11.84422	$14.37407	341,111
AST Quantitative Modeling Portfolio
08/24/2015 to 12/31/2015	$9.69405	$10.11818	722,153
01/01/2016 to 12/31/2016	$10.11818	$10.67943	2,124,113
01/01/2017 to 12/31/2017	$10.67943	$12.53001	4,258,008
AST Small-Cap Growth Opportunities Portfolio
08/24/2015 to 12/31/2015	$9.57573	$9.67176	15,810
01/01/2016 to 12/31/2016	$9.67176	$10.34040	41,378
01/01/2017 to 12/31/2017	$10.34040	$13.10741	114,469
AST Small-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.61652	$9.63677	63,332
01/01/2016 to 12/31/2016	$9.63677	$10.72185	142,556
01/01/2017 to 12/31/2017	$10.72185	$13.18928	228,566
AST Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60619	$9.99775	36,155
01/01/2016 to 12/31/2016	$9.99775	$12.82324	95,523
01/01/2017 to 12/31/2017	$12.82324	$13.66513	123,238
AST T. Rowe Price Diversified Real Growth Portfolio
08/24/2015 to 12/31/2015	$9.69784	$10.07054	173,192
01/01/2016 to 12/31/2016	$10.07054	$10.72919	308,707
01/01/2017 to 12/31/2017	$10.72919	$12.63977	424,010
AST T. Rowe Price Equity Income Portfolio
08/24/2015 to 10/16/2015	$9.58889	$10.20018	0
AST T. Rowe Price Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.59475	$10.50591	134,637
01/01/2016 to 12/31/2016	$10.50591	$10.71078	330,322
01/01/2017 to 12/31/2017	$10.71078	$14.66090	646,032

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
08/24/2015 to 12/31/2015	$9.59023	$9.98981	12,444
01/01/2016 to 12/31/2016	$9.98981	$10.52471	27,270
01/01/2017 to 12/31/2017	$10.52471	$12.17736	80,013
AST T. Rowe Price Natural Resources Portfolio
08/24/2015 to 12/31/2015	$9.50197	$9.59147	21,853
01/01/2016 to 12/31/2016	$9.59147	$11.86528	77,772
01/01/2017 to 12/31/2017	$11.86528	$12.99271	120,668
AST Templeton Global Bond Portfolio
08/24/2015 to 12/31/2015	$9.78265	$10.15039	13,291
01/01/2016 to 12/31/2016	$10.15039	$10.51550	58,999
01/01/2017 to 12/31/2017	$10.51550	$10.65202	121,243
AST WEDGE Capital Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.57936	$9.63033	29,733
01/01/2016 to 12/31/2016	$9.63033	$10.89798	94,228
01/01/2017 to 12/31/2017	$10.89798	$12.82331	104,841
AST Wellington Management Global Bond Portfolio
08/24/2015 to 12/31/2015	$10.00925	$9.95389	1,984
01/01/2016 to 12/31/2016	$9.95389	$10.14477	7,416
01/01/2017 to 12/31/2017	$10.14477	$10.31296	11,634
AST Wellington Management Real Total Return Portfolio
08/24/2015 to 12/31/2015	$9.79214	$9.73583	2,489
01/01/2016 to 12/31/2016	$9.73583	$9.31607	23,508
01/01/2017 to 12/31/2017	$9.31607	$9.38063	36,802
AST Western Asset Core Plus Bond Portfolio
08/24/2015 to 12/31/2015	$9.97329	$9.94754	28,102
01/01/2016 to 12/31/2016	$9.94754	$10.38350	114,194
01/01/2017 to 12/31/2017	$10.38350	$10.95806	216,531
AST Western Asset Emerging Markets Debt Portfolio
08/24/2015 to 12/31/2015	$9.89358	$9.95247	661
01/01/2016 to 12/31/2016	$9.95247	$10.92774	5,612
01/01/2017 to 12/31/2017	$10.92774	$11.85714	17,574
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015 to 12/31/2015	$9.80431	$9.96411	64,478
01/01/2016 to 12/31/2016	$9.96411	$10.26792	262,525
01/01/2017 to 12/31/2017	$10.26792	$11.59053	525,388
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015 to 12/31/2015	$9.78706	$9.98314	9,572
01/01/2016 to 12/31/2016	$9.98314	$10.52509	57,897
01/01/2017 to 12/31/2017	$10.52509	$11.67161	158,922
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (0.68%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AB Global Bond Portfolio
07/13/2015* to 12/31/2015	$9.99944	$10.04722	6,774
01/01/2016 to 12/31/2016	$10.04722	$10.49393	23,865
01/01/2017 to 12/31/2017	$10.49393	$10.68814	39,936
AST AQR Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$10.06930	$9.85401	18,421
01/01/2015 to 12/31/2015	$9.85401	$8.26760	41,358
01/01/2016 to 12/31/2016	$8.26760	$9.30909	61,416
01/01/2017 to 12/31/2017	$9.30909	$12.47728	182,100
AST AQR Large-Cap Portfolio
04/28/2014 to 12/31/2014	$10.03311	$11.15982	38,372
01/01/2015 to 12/31/2015	$11.15982	$11.27529	68,651
01/01/2016 to 12/31/2016	$11.27529	$12.39732	108,186
01/01/2017 to 12/31/2017	$12.39732	$15.03869	123,070
AST BlackRock Low Duration Bond Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.92440	35,749
01/01/2015 to 12/31/2015	$9.92440	$9.90413	234,885
01/01/2016 to 12/31/2016	$9.90413	$9.99749	320,382
01/01/2017 to 12/31/2017	$9.99749	$10.09874	410,346
AST BlackRock Multi-Asset Income Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.96336	187,337
01/01/2015 to 12/31/2015	$9.96336	$9.49029	449,814
01/01/2016 to 12/31/2016	$9.49029	$10.07396	648,695
01/01/2017 to 12/31/2017	$10.07396	$10.60052	656,642
AST BlackRock/Loomis Sayles Bond Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.19212	77,584
01/01/2015 to 12/31/2015	$10.19212	$9.90944	265,384
01/01/2016 to 12/31/2016	$9.90944	$10.25814	353,723
01/01/2017 to 12/31/2017	$10.25814	$10.63292	390,012
AST Boston Partners Large-Cap Value Portfolio
07/13/2015* to 12/31/2015	$10.10861	$9.46149	3,751
01/01/2016 to 12/31/2016	$9.46149	$10.68884	7,062
01/01/2017 to 04/28/2017	$10.68884	$11.10887	0
AST ClearBridge Dividend Growth Portfolio
04/28/2014 to 12/31/2014	$10.06555	$11.05572	24,685
01/01/2015 to 12/31/2015	$11.05572	$10.58842	53,168
01/01/2016 to 12/31/2016	$10.58842	$12.08285	138,813
01/01/2017 to 12/31/2017	$12.08285	$14.20933	149,415
AST Cohen & Steers Realty Portfolio
04/28/2014 to 12/31/2014	$10.08208	$11.64573	43,872
01/01/2015 to 12/31/2015	$11.64573	$12.12685	224,652
01/01/2016 to 12/31/2016	$12.12685	$12.62440	314,794
01/01/2017 to 12/31/2017	$12.62440	$13.32183	328,278
AST Columbia Adaptive Risk Allocation Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.60862	65,833
01/01/2016 to 12/31/2016	$9.60862	$10.46420	220,888
01/01/2017 to 12/31/2017	$10.46420	$11.81898	217,874
AST Emerging Managers Diversified Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.69848	16,443
01/01/2016 to 12/31/2016	$9.69848	$9.96933	18,957
01/01/2017 to 12/31/2017	$9.96933	$11.31771	54,817

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST FQ Absolute Return Currency Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.70452	12,537
01/01/2015 to 12/31/2015	$9.70452	$9.08497	25,881
01/01/2016 to 12/31/2016	$9.08497	$10.38820	32,239
01/01/2017 to 12/31/2017	$10.38820	$10.00569	37,763
AST Franklin Templeton K2 Global Absolute Return
04/28/2014 to 12/31/2014	$9.99944	$9.65473	82,825
01/01/2015 to 12/31/2015	$9.65473	$9.26287	455,737
01/01/2016 to 12/31/2016	$9.26287	$9.41612	423,537
01/01/2017 to 12/31/2017	$9.41612	$10.05440	383,804
AST Global Real Estate Portfolio
04/28/2014 to 12/31/2014	$10.07726	$10.85387	15,649
01/01/2015 to 12/31/2015	$10.85387	$10.77047	54,872
01/01/2016 to 12/31/2016	$10.77047	$10.79302	83,896
01/01/2017 to 12/31/2017	$10.79302	$11.88683	74,887
AST Goldman Sachs Global Growth Allocation Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.24206	37,256
01/01/2015 to 12/31/2015	$10.24206	$10.07362	157,532
01/01/2016 to 12/31/2016	$10.07362	$10.57475	234,846
01/01/2017 to 12/31/2017	$10.57475	$12.25845	255,469
AST Goldman Sachs Global Income Portfolio
07/13/2015* to 12/31/2015	$9.99944	$10.10697	5,395
01/01/2016 to 12/31/2016	$10.10697	$10.38496	9,704
01/01/2017 to 12/31/2017	$10.38496	$10.53079	8,976
AST Goldman Sachs Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$9.98703	$10.96235	36,516
01/01/2015 to 12/31/2015	$10.96235	$10.38468	298,960
01/01/2016 to 12/31/2016	$10.38468	$11.50452	326,252
01/01/2017 to 12/31/2017	$11.50452	$12.54007	339,910
AST Goldman Sachs Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$9.97007	$11.31270	38,084
01/01/2015 to 12/31/2015	$11.31270	$10.59701	284,924
01/01/2016 to 12/31/2016	$10.59701	$10.69805	359,518
01/01/2017 to 12/31/2017	$10.69805	$13.50401	411,901
AST Goldman Sachs Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	$9.98144	$10.75944	57,381
01/01/2015 to 12/31/2015	$10.75944	$10.09918	190,658
01/01/2016 to 12/31/2016	$10.09918	$12.46920	243,535
01/01/2017 to 12/31/2017	$12.46920	$13.89408	309,937
AST Goldman Sachs Strategic Income Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.72436	43,408
01/01/2015 to 12/31/2015	$9.72436	$9.44066	102,147
01/01/2016 to 12/31/2016	$9.44066	$9.47476	128,668
01/01/2017 to 12/31/2017	$9.47476	$9.38114	99,208
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.95288	32,307
01/01/2015 to 12/31/2015	$9.95288	$9.88462	497,348
01/01/2016 to 12/31/2016	$9.88462	$9.81834	661,440
01/01/2017 to 12/31/2017	$9.81834	$9.78506	332,879
AST High Yield Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.89459	64,957
01/01/2015 to 12/31/2015	$9.89459	$9.47712	242,632
01/01/2016 to 12/31/2016	$9.47712	$10.86186	367,220
01/01/2017 to 12/31/2017	$10.86186	$11.59419	432,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$10.01868	$10.81514	30,568
01/01/2015 to 12/31/2015	$10.81514	$9.89989	144,872
01/01/2016 to 12/31/2016	$9.89989	$11.78800	176,552
01/01/2017 to 12/31/2017	$11.78800	$13.95507	260,640
AST International Growth Portfolio
04/28/2014 to 12/31/2014	$9.98473	$9.76311	29,912
01/01/2015 to 12/31/2015	$9.76311	$10.00197	120,931
01/01/2016 to 12/31/2016	$10.00197	$9.55875	163,540
01/01/2017 to 12/31/2017	$9.55875	$12.85707	237,531
AST International Value Portfolio
04/28/2014 to 12/31/2014	$10.02699	$9.38850	51,215
01/01/2015 to 12/31/2015	$9.38850	$9.40084	164,130
01/01/2016 to 12/31/2016	$9.40084	$9.39125	246,524
01/01/2017 to 12/31/2017	$9.39125	$11.45544	247,554
AST IVY Asset Strategy Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.13025	66,474
01/01/2016 to 06/24/2016	$9.13025	$8.97960	0
AST Jennison Global Infrastructure Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.40129	16,954
01/01/2015 to 12/31/2015	$10.40129	$9.26283	27,108
01/01/2016 to 12/31/2016	$9.26283	$9.94630	37,649
01/01/2017 to 12/31/2017	$9.94630	$11.74152	72,942
AST Jennison Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$9.91300	$11.27625	20,055
01/01/2015 to 12/31/2015	$11.27625	$12.39057	107,611
01/01/2016 to 12/31/2016	$12.39057	$12.12622	135,127
01/01/2017 to 12/31/2017	$12.12622	$16.35918	140,480
AST Loomis Sayles Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$10.00995	$11.25817	9,764
01/01/2015 to 12/31/2015	$11.25817	$12.30775	74,930
01/01/2016 to 12/31/2016	$12.30775	$12.90585	104,221
01/01/2017 to 12/31/2017	$12.90585	$17.04687	99,928
AST Lord Abbett Core Fixed Income Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.29696	104,967
01/01/2015 to 12/31/2015	$10.29696	$10.16723	547,962
01/01/2016 to 12/31/2016	$10.16723	$10.36090	642,173
01/01/2017 to 12/31/2017	$10.36090	$10.63559	681,649
AST Managed Alternatives Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.64856	14,644
01/01/2016 to 12/31/2016	$9.64856	$9.67218	44,856
01/01/2017 to 12/31/2017	$9.67218	$9.85255	54,222
AST Managed Equity Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.28185	65,627
01/01/2015 to 12/31/2015	$10.28185	$10.06367	198,255
01/01/2016 to 12/31/2016	$10.06367	$10.51586	237,244
01/01/2017 to 12/31/2017	$10.51586	$12.97040	256,001
AST Managed Fixed Income Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.02298	118,014
01/01/2015 to 12/31/2015	$10.02298	$9.79654	360,991
01/01/2016 to 12/31/2016	$9.79654	$10.07385	498,921
01/01/2017 to 12/31/2017	$10.07385	$10.39573	521,036

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/28/2014 to 12/31/2014	$10.02581	$10.30110	70,929
01/01/2015 to 12/31/2015	$10.30110	$10.08112	263,561
01/01/2016 to 12/31/2016	$10.08112	$10.72482	321,078
01/01/2017 to 12/31/2017	$10.72482	$13.19136	379,758
AST MFS Growth Portfolio
04/28/2014 to 12/31/2014	$9.96575	$11.13384	6,834
01/01/2015 to 12/31/2015	$11.13384	$11.85749	63,863
01/01/2016 to 12/31/2016	$11.85749	$12.00211	92,673
01/01/2017 to 12/31/2017	$12.00211	$15.58120	79,599
AST MFS Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	$10.04285	$10.95451	14,699
01/01/2015 to 12/31/2015	$10.95451	$10.80132	92,497
01/01/2016 to 12/31/2016	$10.80132	$12.17040	235,327
01/01/2017 to 12/31/2017	$12.17040	$14.18378	247,383
AST Morgan Stanley Multi-Asset Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.42930	4,407
01/01/2016 to 12/31/2016	$9.42930	$9.10792	13,853
01/01/2017 to 12/31/2017	$9.10792	$9.04615	27,420
AST Neuberger Berman Core Bond Portfolio
04/28/2014 to 12/31/2014	$9.98997	$10.19848	24,992
01/01/2015 to 10/16/2015	$10.19848	$10.25043	0
AST Neuberger Berman Long/Short Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.53894	12,562
01/01/2016 to 12/31/2016	$9.53894	$9.79109	15,835
01/01/2017 to 12/31/2017	$9.79109	$11.00302	31,887
AST Neuberger Berman Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$9.94455	$11.22938	50,764
01/01/2015 to 10/16/2015	$11.22938	$11.60500	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	$9.98333	$11.02363	59,324
01/01/2015 to 12/31/2015	$11.02363	$10.33155	202,769
01/01/2016 to 12/31/2016	$10.33155	$12.13195	289,973
01/01/2017 to 12/31/2017	$12.13195	$13.71104	337,367
AST Parametric Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$10.01046	$9.38268	18,521
01/01/2015 to 12/31/2015	$9.38268	$7.76020	51,398
01/01/2016 to 12/31/2016	$7.76020	$8.66025	72,431
01/01/2017 to 12/31/2017	$8.66025	$10.87023	67,715
AST Prudential Core Bond Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.27443	34,425
01/01/2015 to 12/31/2015	$10.27443	$10.17742	137,329
01/01/2016 to 12/31/2016	$10.17742	$10.53377	322,668
01/01/2017 to 12/31/2017	$10.53377	$11.05554	341,023
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.54066	90,074
01/01/2015 to 12/31/2015	$10.54066	$10.46895	544,020
01/01/2016 to 12/31/2016	$10.46895	$11.17363	698,442
01/01/2017 to 12/31/2017	$11.17363	$12.97998	707,204
AST QMA Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	$10.06200	$9.85996	23,316
01/01/2015 to 12/31/2015	$9.85996	$8.14349	42,370
01/01/2016 to 12/31/2016	$8.14349	$8.81526	46,258
01/01/2017 to 04/28/2017	$8.81526	$9.95240	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA International Core Equity Portfolio
07/13/2015* to 12/31/2015	$10.07270	$9.30124	11,111
01/01/2016 to 12/31/2016	$9.30124	$9.29259	40,768
01/01/2017 to 12/31/2017	$9.29259	$11.49875	59,059
AST QMA Large-Cap Portfolio
04/28/2014 to 12/31/2014	$10.04066	$11.16782	79,596
01/01/2015 to 12/31/2015	$11.16782	$11.26309	112,204
01/01/2016 to 12/31/2016	$11.26309	$12.40089	136,213
01/01/2017 to 12/31/2017	$12.40089	$14.95392	126,314
AST QMA US Equity Alpha Portfolio
04/28/2014 to 12/31/2014	$10.05294	$11.24219	20,164
01/01/2015 to 12/31/2015	$11.24219	$11.50957	243,125
01/01/2016 to 12/31/2016	$11.50957	$13.12837	321,213
01/01/2017 to 12/31/2017	$13.12837	$15.94052	426,969
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.55803	177,418
01/01/2015 to 12/31/2015	$10.55803	$10.50198	1,161,800
01/01/2016 to 12/31/2016	$10.50198	$11.09011	1,231,821
01/01/2017 to 12/31/2017	$11.09011	$13.01834	1,521,950
AST Small-Cap Growth Opportunities Portfolio
07/13/2015* to 12/31/2015	$10.14364	$9.01138	12,680
01/01/2016 to 12/31/2016	$9.01138	$9.63926	32,083
01/01/2017 to 12/31/2017	$9.63926	$12.22476	77,405
AST Small-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$9.90242	$10.96730	14,767
01/01/2015 to 12/31/2015	$10.96730	$10.97828	101,280
01/01/2016 to 12/31/2016	$10.97828	$12.22054	126,826
01/01/2017 to 12/31/2017	$12.22054	$15.04054	148,958
AST Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	$9.96017	$10.54465	29,854
01/01/2015 to 12/31/2015	$10.54465	$10.02154	58,935
01/01/2016 to 12/31/2016	$10.02154	$12.86009	98,521
01/01/2017 to 12/31/2017	$12.86009	$13.71132	99,994
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	$9.99944	$10.35144	131,679
01/01/2015 to 12/31/2015	$10.35144	$10.26125	306,523
01/01/2016 to 12/31/2016	$10.26125	$10.93791	401,506
01/01/2017 to 12/31/2017	$10.93791	$12.89232	417,658
AST T. Rowe Price Equity Income Portfolio
04/28/2014 to 12/31/2014	$10.01543	$10.53423	32,094
01/01/2015 to 10/16/2015	$10.53423	$9.84259	0
AST T. Rowe Price Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	$9.90348	$11.22522	77,744
01/01/2015 to 12/31/2015	$11.22522	$12.21739	402,379
01/01/2016 to 12/31/2016	$12.21739	$12.46190	527,340
01/01/2017 to 12/31/2017	$12.46190	$17.06642	610,834
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
04/28/2014 to 12/31/2014	$10.03011	$9.94566	6,550
01/01/2015 to 12/31/2015	$9.94566	$9.27899	18,368
01/01/2016 to 12/31/2016	$9.27899	$9.78081	26,473
01/01/2017 to 12/31/2017	$9.78081	$11.32236	51,616

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/28/2014 to 12/31/2014	$9.98293	$8.55660	73,149
01/01/2015 to 12/31/2015	$8.55660	$6.86226	140,772
01/01/2016 to 12/31/2016	$6.86226	$8.49336	185,929
01/01/2017 to 12/31/2017	$8.49336	$9.30511	180,138
AST Templeton Global Bond Portfolio
04/28/2014 to 12/31/2014	$10.02717	$9.96249	67,956
01/01/2015 to 12/31/2015	$9.96249	$9.43787	211,543
01/01/2016 to 12/31/2016	$9.43787	$9.78228	225,543
01/01/2017 to 12/31/2017	$9.78228	$9.91417	238,466
AST WEDGE Capital Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	$9.97181	$11.23471	13,520
01/01/2015 to 12/31/2015	$11.23471	$10.42098	68,678
01/01/2016 to 12/31/2016	$10.42098	$11.79880	77,765
01/01/2017 to 12/31/2017	$11.79880	$13.89037	81,808
AST Wellington Management Global Bond Portfolio
07/13/2015* to 12/31/2015	$9.99944	$10.09710	1,688
01/01/2016 to 12/31/2016	$10.09710	$10.29598	18,184
01/01/2017 to 12/31/2017	$10.29598	$10.47213	18,411
AST Wellington Management Real Total Return Portfolio
07/13/2015* to 12/31/2015	$9.99944	$9.38940	1,950
01/01/2016 to 12/31/2016	$9.38940	$8.98901	10,738
01/01/2017 to 12/31/2017	$8.98901	$9.05587	17,406
AST Western Asset Core Plus Bond Portfolio
04/28/2014 to 12/31/2014	$9.99031	$10.28972	19,486
01/01/2015 to 12/31/2015	$10.28972	$10.34616	267,791
01/01/2016 to 12/31/2016	$10.34616	$10.80500	415,708
01/01/2017 to 12/31/2017	$10.80500	$11.40865	540,608
AST Western Asset Emerging Markets Debt Portfolio
04/28/2014 to 12/31/2014	$9.99944	$9.70400	21,435
01/01/2015 to 12/31/2015	$9.70400	$9.34075	53,933
01/01/2016 to 12/31/2016	$9.34075	$10.26125	61,261
01/01/2017 to 12/31/2017	$10.26125	$11.13960	67,254
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015* to 12/31/2015	$9.80435	$9.96593	83,388
01/01/2016 to 12/31/2016	$9.96593	$10.27505	156,590
01/01/2017 to 12/31/2017	$10.27505	$11.60425	285,760
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015* to 12/31/2015	$9.78710	$9.98496	14,497
01/01/2016 to 12/31/2016	$9.98496	$10.53224	72,436
01/01/2017 to 12/31/2017	$10.53224	$11.68548	99,299
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.83%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Multi-Asset Income Portfolio
04/28/2014 to 12/31/2014	$9.99932	$9.95303	127,596
01/01/2015 to 12/31/2015	$9.95303	$9.46604	247,809
01/01/2016 to 12/31/2016	$9.46604	$10.03318	231,674
01/01/2017 to 12/31/2017	$10.03318	$10.54172	182,996
AST Goldman Sachs Global Growth Allocation Portfolio
04/28/2014 to 12/31/2014	$9.99932	$10.23141	41,733
01/01/2015 to 12/31/2015	$10.23141	$10.04789	84,236
01/01/2016 to 12/31/2016	$10.04789	$10.53192	60,164
01/01/2017 to 12/31/2017	$10.53192	$12.19042	54,209
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	$9.99932	$9.94288	0
01/01/2015 to 12/31/2015	$9.94288	$9.85950	0
01/01/2016 to 12/31/2016	$9.85950	$9.77862	0
01/01/2017 to 12/31/2017	$9.77862	$9.73079	0
AST Managed Fixed Income Portfolio
04/28/2014 to 12/31/2014	$9.99932	$10.01270	40,719
01/01/2015 to 12/31/2015	$10.01270	$9.77179	251,170
01/01/2016 to 12/31/2016	$9.77179	$10.03321	237,472
01/01/2017 to 12/31/2017	$10.03321	$10.33801	209,815
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	$9.99932	$10.52974	30,040
01/01/2015 to 12/31/2015	$10.52974	$10.44224	179,440
01/01/2016 to 12/31/2016	$10.44224	$11.12847	152,821
01/01/2017 to 12/31/2017	$11.12847	$12.90820	166,426
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	$9.99932	$10.54716	35,480
01/01/2015 to 12/31/2015	$10.54716	$10.47543	267,138
01/01/2016 to 12/31/2016	$10.47543	$11.04541	210,502
01/01/2017 to 12/31/2017	$11.04541	$12.94640	220,634
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	$9.99932	$10.34076	74,685
01/01/2015 to 12/31/2015	$10.34076	$10.23519	160,252
01/01/2016 to 12/31/2016	$10.23519	$10.89365	145,715
01/01/2017 to 12/31/2017	$10.89365	$12.82075	143,015
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.86%) (issued on or after 8/24/2015)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AB Global Bond Portfolio
08/24/2015 to 12/31/2015	$10.00916	$9.91954	0
01/01/2016 to 12/31/2016	$9.91954	$10.34175	2,700
01/01/2017 to 12/31/2017	$10.34175	$10.51414	8,028
AST AQR Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.62104	$9.87451	0
01/01/2016 to 12/31/2016	$9.87451	$11.09836	411
01/01/2017 to 12/31/2017	$11.09836	$14.84876	17,149
AST AQR Large-Cap Portfolio
08/24/2015 to 12/31/2015	$9.61761	$10.31125	0
01/01/2016 to 12/31/2016	$10.31125	$11.31680	403
01/01/2017 to 12/31/2017	$11.31680	$13.70322	2,040
AST BlackRock Low Duration Bond Portfolio
08/24/2015 to 12/31/2015	$9.99929	$9.93040	16,418
01/01/2016 to 12/31/2016	$9.93040	$10.00599	23,940
01/01/2017 to 12/31/2017	$10.00599	$10.08905	51,790
AST BlackRock Multi-Asset Income Portfolio
08/24/2015 to 12/31/2015	$9.84465	$9.86607	43,961
01/01/2016 to 12/31/2016	$9.86607	$10.45391	58,952
01/01/2017 to 12/31/2017	$10.45391	$10.98043	75,293
AST BlackRock/Loomis Sayles Bond Portfolio
08/24/2015 to 12/31/2015	$9.98359	$9.81234	10,507
01/01/2016 to 12/31/2016	$9.81234	$10.13933	16,441
01/01/2017 to 12/31/2017	$10.13933	$10.49074	37,748
AST Boston Partners Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.59630	$9.98031	0
01/01/2016 to 12/31/2016	$9.98031	$11.25466	65,292
01/01/2017 to 04/28/2017	$11.25466	$11.68996	0
AST ClearBridge Dividend Growth Portfolio
08/24/2015 to 12/31/2015	$9.63842	$10.36052	2,580
01/01/2016 to 12/31/2016	$10.36052	$11.80128	21,677
01/01/2017 to 12/31/2017	$11.80128	$13.85320	23,658
AST Cohen & Steers Realty Portfolio
08/24/2015 to 12/31/2015	$9.52262	$10.50466	16,774
01/01/2016 to 12/31/2016	$10.50466	$10.91590	32,146
01/01/2017 to 12/31/2017	$10.91590	$11.49818	53,243
AST Columbia Adaptive Risk Allocation Portfolio
08/24/2015 to 12/31/2015	$9.79395	$9.86648	0
01/01/2016 to 12/31/2016	$9.86648	$10.72562	12,068
01/01/2017 to 12/31/2017	$10.72562	$12.09237	15,430
AST Emerging Managers Diversified Portfolio
08/24/2015 to 12/31/2015	$9.81353	$10.00999	99
01/01/2016 to 12/31/2016	$10.00999	$10.27104	8,804
01/01/2017 to 12/31/2017	$10.27104	$11.63919	4,619
AST FQ Absolute Return Currency Portfolio
08/24/2015 to 12/31/2015	$10.40588	$10.06741	276
01/01/2016 to 12/31/2016	$10.06741	$11.49074	3,114
01/01/2017 to 12/31/2017	$11.49074	$11.04761	1,630

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Franklin Templeton K2 Global Absolute Return
08/24/2015 to 12/31/2015	$9.86084	$9.94758	9,158
01/01/2016 to 12/31/2016	$9.94758	$10.09373	32,640
01/01/2017 to 12/31/2017	$10.09373	$10.75861	29,476
AST Global Real Estate Portfolio
08/24/2015 to 12/31/2015	$9.53124	$10.04953	2,108
01/01/2016 to 12/31/2016	$10.04953	$10.05235	7,028
01/01/2017 to 12/31/2017	$10.05235	$11.05096	15,225
AST Goldman Sachs Global Growth Allocation Portfolio
08/24/2015 to 12/31/2015	$9.65068	$10.11776	112,640
01/01/2016 to 12/31/2016	$10.11776	$10.60192	116,304
01/01/2017 to 12/31/2017	$10.60192	$12.26780	128,771
AST Goldman Sachs Global Income Portfolio
08/24/2015 to 12/31/2015	$9.99929	$9.98850	1,366
01/01/2016 to 12/31/2016	$9.98850	$10.24467	1,247
01/01/2017 to 12/31/2017	$10.24467	$10.36984	3,061
AST Goldman Sachs Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.59720	$10.17726	6,976
01/01/2016 to 12/31/2016	$10.17726	$11.25440	50,198
01/01/2017 to 12/31/2017	$11.25440	$12.24532	26,248
AST Goldman Sachs Mid-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.63443	$9.83409	12,719
01/01/2016 to 12/31/2016	$9.83409	$9.91006	19,105
01/01/2017 to 12/31/2017	$9.91006	$12.48662	32,144
AST Goldman Sachs Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60532	$9.83593	10,376
01/01/2016 to 12/31/2016	$9.83593	$12.12221	26,948
01/01/2017 to 12/31/2017	$12.12221	$13.48301	35,978
AST Goldman Sachs Strategic Income Portfolio
08/24/2015 to 12/31/2015	$9.95788	$9.85525	2,301
01/01/2016 to 12/31/2016	$9.85525	$9.87307	3,700
01/01/2017 to 12/31/2017	$9.87307	$9.75806	4,636
AST Government Money Market Portfolio
08/24/2015 to 12/31/2015	$9.99929	$9.96853	6,791
01/01/2016 to 12/31/2016	$9.96853	$9.88371	118,623
01/01/2017 to 12/31/2017	$9.88371	$9.83238	101,714
AST High Yield Portfolio
08/24/2015 to 12/31/2015	$9.90462	$9.57946	14,846
01/01/2016 to 12/31/2016	$9.57946	$10.95936	24,212
01/01/2017 to 12/31/2017	$10.95936	$11.67708	42,450
AST Hotchkis & Wiley Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.55983	$9.70319	4,462
01/01/2016 to 12/31/2016	$9.70319	$11.53285	22,285
01/01/2017 to 12/31/2017	$11.53285	$13.62825	28,778
AST International Growth Portfolio
08/24/2015 to 12/31/2015	$9.65186	$10.36030	1,540
01/01/2016 to 12/31/2016	$10.36030	$9.88334	9,608
01/01/2017 to 12/31/2017	$9.88334	$13.26962	37,192
AST International Value Portfolio
08/24/2015 to 12/31/2015	$9.63232	$9.86590	262
01/01/2016 to 12/31/2016	$9.86590	$9.83793	8,793
01/01/2017 to 12/31/2017	$9.83793	$11.97855	27,180
AST IVY Asset Strategy Portfolio
08/24/2015 to 12/31/2015	$9.73555	$10.03451	2,520
01/01/2016 to 06/24/2016	$10.03451	$9.86039	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Global Infrastructure Portfolio
08/24/2015 to 12/31/2015	$9.63003	$9.32209	2,200
01/01/2016 to 12/31/2016	$9.32209	$9.99178	3,438
01/01/2017 to 12/31/2017	$9.99178	$11.77392	12,531
AST Jennison Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.58839	$10.67760	10,167
01/01/2016 to 12/31/2016	$10.67760	$10.43078	15,716
01/01/2017 to 12/31/2017	$10.43078	$14.04651	31,555
AST Loomis Sayles Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.59589	$10.73986	7,427
01/01/2016 to 12/31/2016	$10.73986	$11.24130	6,719
01/01/2017 to 12/31/2017	$11.24130	$14.82140	9,375
AST Lord Abbett Core Fixed Income Portfolio
08/24/2015 to 12/31/2015	$10.00759	$9.86125	26,565
01/01/2016 to 12/31/2016	$9.86125	$10.03100	46,891
01/01/2017 to 12/31/2017	$10.03100	$10.27848	91,901
AST Managed Alternatives Portfolio
08/24/2015 to 12/31/2015	$9.97901	$9.78685	5,899
01/01/2016 to 12/31/2016	$9.78685	$9.79310	9,102
01/01/2017 to 12/31/2017	$9.79310	$9.95760	10,028
AST Managed Equity Portfolio
08/24/2015 to 12/31/2015	$9.61353	$10.03787	7,422
01/01/2016 to 12/31/2016	$10.03787	$10.46987	13,692
01/01/2017 to 12/31/2017	$10.46987	$12.89039	32,057
AST Managed Fixed Income Portfolio
08/24/2015 to 12/31/2015	$9.94949	$9.83974	47,029
01/01/2016 to 12/31/2016	$9.83974	$10.09990	72,987
01/01/2017 to 12/31/2017	$10.09990	$10.40357	100,825
AST MFS Global Equity Portfolio
08/24/2015 to 12/31/2015	$9.65469	$10.02712	11,690
01/01/2016 to 12/31/2016	$10.02712	$10.64809	24,305
01/01/2017 to 12/31/2017	$10.64809	$13.07346	33,005
AST MFS Growth Portfolio
08/24/2015 to 12/31/2015	$9.60783	$10.52461	0
01/01/2016 to 12/31/2016	$10.52461	$10.63355	5,604
01/01/2017 to 12/31/2017	$10.63355	$13.77953	25,255
AST MFS Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60687	$10.18463	11,003
01/01/2016 to 12/31/2016	$10.18463	$11.45474	16,322
01/01/2017 to 12/31/2017	$11.45474	$13.32560	30,086
AST Morgan Stanley Multi-Asset Portfolio
08/24/2015 to 12/31/2015	$10.03974	$9.53534	113
01/01/2016 to 12/31/2016	$9.53534	$9.19373	785
01/01/2017 to 12/31/2017	$9.19373	$9.11488	881
AST Neuberger Berman Core Bond Portfolio
08/24/2015 to 10/16/2015	$9.99009	$10.04558	0
AST Neuberger Berman Long/Short Portfolio
08/24/2015 to 12/31/2015	$9.84465	$9.83519	196
01/01/2016 to 12/31/2016	$9.83519	$10.07681	1,846
01/01/2017 to 12/31/2017	$10.07681	$11.30369	9,307
AST Neuberger Berman Mid-Cap Growth Portfolio
08/24/2015 to 10/16/2015	$9.60438	$9.80689	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.58746	$9.68512	9,949
01/01/2016 to 12/31/2016	$9.68512	$11.35231	35,800
01/01/2017 to 12/31/2017	$11.35231	$12.80688	49,688

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.53983	$9.59154	0
01/01/2016 to 12/31/2016	$9.59154	$10.68461	309
01/01/2017 to 12/31/2017	$10.68461	$13.38702	1,387
AST Prudential Core Bond Portfolio
08/24/2015 to 12/31/2015	$10.00812	$9.83668	16,864
01/01/2016 to 12/31/2016	$9.83668	$10.16252	24,810
01/01/2017 to 12/31/2017	$10.16252	$10.64673	34,643
AST Prudential Flexible Multi-Strategy Portfolio
08/24/2015 to 12/31/2015	$9.82948	$9.95940	61,215
01/01/2016 to 12/31/2016	$9.95940	$10.61061	62,600
01/01/2017 to 12/31/2017	$10.61061	$12.30380	105,460
AST QMA Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	$9.54250	$9.72267	511
01/01/2016 to 12/31/2016	$9.72267	$10.50565	512
01/01/2017 to 04/28/2017	$10.50565	$11.85392	0
AST QMA International Core Equity Portfolio
08/24/2015 to 12/31/2015	$9.63690	$9.94924	2,405
01/01/2016 to 12/31/2016	$9.94924	$9.92189	3,435
01/01/2017 to 12/31/2017	$9.92189	$12.25530	8,342
AST QMA Large-Cap Portfolio
08/24/2015 to 12/31/2015	$9.61293	$10.43704	211
01/01/2016 to 12/31/2016	$10.43704	$11.47070	572
01/01/2017 to 12/31/2017	$11.47070	$13.80718	601
AST QMA US Equity Alpha Portfolio
08/24/2015 to 12/31/2015	$9.61633	$10.38394	4,848
01/01/2016 to 12/31/2016	$10.38394	$11.82308	84,261
01/01/2017 to 12/31/2017	$11.82308	$14.32971	31,590
AST Quantitative Modeling Portfolio
08/24/2015 to 12/31/2015	$9.69395	$10.11339	52,444
01/01/2016 to 12/31/2016	$10.11339	$10.66032	128,342
01/01/2017 to 12/31/2017	$10.66032	$12.49130	212,954
AST Small-Cap Growth Opportunities Portfolio
08/24/2015 to 12/31/2015	$9.57562	$9.66710	2,534
01/01/2016 to 12/31/2016	$9.66710	$10.32197	7,506
01/01/2017 to 12/31/2017	$10.32197	$13.06704	8,516
AST Small-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.61641	$9.63214	10,205
01/01/2016 to 12/31/2016	$9.63214	$10.70280	14,583
01/01/2017 to 12/31/2017	$10.70280	$13.14862	26,040
AST Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.60609	$9.99297	1,776
01/01/2016 to 12/31/2016	$9.99297	$12.80031	19,490
01/01/2017 to 12/31/2017	$12.80031	$13.62288	10,452
AST T. Rowe Price Diversified Real Growth Portfolio
08/24/2015 to 12/31/2015	$9.69773	$10.06579	34,157
01/01/2016 to 12/31/2016	$10.06579	$10.71027	42,126
01/01/2017 to 12/31/2017	$10.71027	$12.60115	105,983
AST T. Rowe Price Equity Income Portfolio
08/24/2015 to 10/16/2015	$9.58878	$10.19814	0
AST T. Rowe Price Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	$9.59464	$10.50087	20,460
01/01/2016 to 12/31/2016	$10.50087	$10.69163	66,430
01/01/2017 to 12/31/2017	$10.69163	$14.61551	207,458

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
08/24/2015 to 12/31/2015	$9.59012	$9.98507	668
01/01/2016 to 12/31/2016	$9.98507	$10.50599	1,539
01/01/2017 to 12/31/2017	$10.50599	$12.13990	19,615
AST T. Rowe Price Natural Resources Portfolio
08/24/2015 to 12/31/2015	$9.50186	$9.58689	8,770
01/01/2016 to 12/31/2016	$9.58689	$11.84415	27,842
01/01/2017 to 12/31/2017	$11.84415	$12.95264	21,927
AST Templeton Global Bond Portfolio
08/24/2015 to 12/31/2015	$9.78254	$10.14557	2,411
01/01/2016 to 12/31/2016	$10.14557	$10.49670	9,940
01/01/2017 to 12/31/2017	$10.49670	$10.61898	47,906
AST WEDGE Capital Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	$9.57925	$9.62571	4,040
01/01/2016 to 12/31/2016	$9.62571	$10.87863	8,063
01/01/2017 to 12/31/2017	$10.87863	$12.78380	7,896
AST Wellington Management Global Bond Portfolio
08/24/2015 to 12/31/2015	$10.00914	$9.94910	0
01/01/2016 to 12/31/2016	$9.94910	$10.12670	0
01/01/2017 to 12/31/2017	$10.12670	$10.28126	3,647
AST Wellington Management Real Total Return Portfolio
08/24/2015 to 12/31/2015	$9.79204	$9.73118	7,450
01/01/2016 to 12/31/2016	$9.73118	$9.29955	22,107
01/01/2017 to 12/31/2017	$9.29955	$9.35191	22,866
AST Western Asset Core Plus Bond Portfolio
08/24/2015 to 12/31/2015	$9.97318	$9.94275	18,701
01/01/2016 to 12/31/2016	$9.94275	$10.36504	43,459
01/01/2017 to 12/31/2017	$10.36504	$10.92420	68,601
AST Western Asset Emerging Markets Debt Portfolio
08/24/2015 to 12/31/2015	$9.89347	$9.94768	1,883
01/01/2016 to 12/31/2016	$9.94768	$10.90817	3,455
01/01/2017 to 12/31/2017	$10.90817	$11.82047	16,779
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015 to 12/31/2015	$9.80420	$9.95939	75,707
01/01/2016 to 12/31/2016	$9.95939	$10.24971	77,835
01/01/2017 to 12/31/2017	$10.24971	$11.55486	90,666
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015 to 12/31/2015	$9.78695	$9.97837	9,224
01/01/2016 to 12/31/2016	$9.97837	$10.50627	12,792
01/01/2017 to 12/31/2017	$10.50627	$11.63564	29,179
*Denotes the start date of these sub-accounts

APPENDIX B – SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU
Pruco Life Insurance Company offers two deferred variable annuity products in this prospectus. Both annuities, (B and C Series) have different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the Annuity. Both of these Annuities may be available to you, depending on factors such as the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-888-PRU-2888.
Among the factors you should consider when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:

▪	Your age;

▪	The amount of your initial Purchase Payment and any planned future Purchase Payments into the Annuity;

▪	How long you intend to hold the Annuity (also referred to as “investment time horizon”);

▪	Your desire to make withdrawals from the Annuity and the timing of those withdrawals;

▪	Your investment objectives;

▪	The guarantees that an optional benefit may provide; and

▪	Your desire to minimize costs and/or maximize return associated with the Annuity.
You can compare the costs of the B Series and C Series by examining the section in this prospectus entitled “Summary of Contract Fees and Charges”. There are trade-offs associated with the costs and benefits provided by both of the Series. The B Series has Contingent Deferred Sales Charge (CDSC) associated with it, while the C Series does not. The B Series provides a higher Surrender Value in long-term scenarios than the C Series. Because the C Series does not have a CDSC, it provides a higher Surrender Value in short-duration scenarios. In choosing which Series to purchase, you should consider the features and the associated costs that offer the greatest value to you including the different ongoing fees and charges you pay to stay in the Annuity.
The following chart outlines some of the different features for each Annuity sold through this prospectus. The availability of an optional benefit, such as the one noted in the chart, will increase the total cost of the Annuity. You should carefully consider which features you plan to use when selecting your Annuity, and the impact of such features in relation to your investment objectives and which share class may be most appropriate for you.
To demonstrate the impact of the various expense structures, the hypothetical examples on the following pages reflect the Account Value and Surrender Value of each Annuity over a variety of holding periods. These charts reflect the impact of different hypothetical rates of return and the comparable value of each of the Annuities (which reflects the charges associated with each Annuity) under the assumptions noted.
Pruco Comparison.
Below is a summary of the Prudential Premier® Investment Variable AnnuitySM B and C Series sold through this prospectus. Your registered Financial Professional can provide you with the summary prospectuses or statutory prospectuses for the underlying Portfolios and can guide you through “Selecting the Annuity That’s Right For You” and help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectus carefully before investing. The Company does not make recommendations or provide investment advice.

B-1

Annuity Comparison	B Series	C Series
Minimum Investment	$10,000	$10,000
Maximum Issue Age	85	85
Maximum Issue Age (Return of Purchase Payments Death Benefit)	79	79
Contingent Deferred Sales Charge Schedule (Based on date of each purchase payment) May vary by state
(For Applications signed on or after August 8, 2016, the 6th and 7th CDSC charge is removed for the B Series)
	7 Years (7%, 7%, 6%, 6%, 5%, 4%, 3%, 0%)	None
Account Value Based Insurance Charge	0.55%	0.68%
Premium Based Insurance Charge (Annual Equivalent)	0.55%	0.67%
  Optional Return of Purchase Payments Death Benefit (Total Annual Charge)
(For Annuities issued prior to August 24, 2015, the Premium Based Charge is 0.15% and the Account Value Base Charge is 0.15% for both the B Series and the C Series.)
	0.17% Premium Based and 0.18% Account Value Based	0.17% Premium Based and 0.18% Account Value Based
Annuity Comparison	B Series	C Series
Annual Maintenance Fee	Lesser of: ▪ $50, or ▪ 2% of Unadjusted Account Value ▪ Waived for Purchase Payments equal to, or greater than $100,000	Lesser of: ▪ $50, or ▪ 2% of Unadjusted Account Value ▪ Waived for Purchase Payments equal to, or greater than $100,000
MVA Options	6 and 12 month DCA MVA options;	6 and 12 month DCA MVA options;
Variable Investment Options (For Annuities issued prior to August 24, 2015, not all options available if you elect the Return of Purchase Payments Death Benefit)	Advanced Series Trust BlackRock Variable Series Funds, Inc. JP Morgan Insurance Trust	Advanced Series Trust BlackRock Variable Series Funds, Inc. JP Morgan Insurance Trust
Basic Death Benefit	Unadjusted Account Value	Unadjusted Account Value
Optional Death Benefit (Return of Purchase Payments Death Benefit)	Greater of: ▪ Purchase Payments minus proportional withdrawals; and ▪ Unadjusted Account Value	Greater of: ▪ Purchase Payments minus proportional withdrawals; and ▪ Unadjusted Account Value
HYPOTHETICAL ILLUSTRATION
The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a full surrender. We assume the surrender is taken on the day immediately prior to the surrender charge change that precedes the Annuity Anniversary specified (or, two days before the Annuity Anniversary specified). The “Annuity Anniversary” is the anniversary of the Issue Date of the Annuity. The values shown below are based on the following assumptions: An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0% and 6% and 10%, respectively.
The examples further assume that no additional Purchase Payments or withdrawals are made from the Annuity. The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the applicable underlying Portfolios (which is 1.32% for both Series) as of December 31, 2017 and the charges deducted from the Annuity at the Separate Account level. The arithmetic average of all fund expenses is computed by adding Portfolio management fees, 12b-1 fees and other expenses of all the underlying Portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the “Summary of Contract Fees and Charges.” The Separate Account level charge refers to the Account Value Based Insurance Charge. The Premium Based and the Account Value Based Insurance Charges are included in the following examples.
The Account Value and Surrender Value are further reduced by the Annual Maintenance Fee, if applicable.
The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the Annuity Anniversary, as described above, therefore reflecting the CDSC applicable to that Annuity Year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the CDSC applicable to the next Annuity Year, which may be lower. The CDSC is calculated based on the date that the Purchase Payment was made and for purposes of these examples, we assume that a single Purchase Payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide your Financial Professional with a personalized illustration upon request).

B-2

0% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	-2.62%	All years	-2.95%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$97,591	$90,591	$97,344	$97,344
2	$95,227	$88,227	$94,741	$94,741
3	$92,907	$86,907	$92,190	$92,190
4	$90,630	$84,630	$89,689	$89,689
5	$88,396	$83,396	$87,238	$87,238
6	$86,203	$86,203	$84,836	$84,836
7	$84,051	$84,051	$82,482	$82,482
8	$81,939	$81,939	$80,175	$80,175
9	$79,867	$79,867	$77,914	$77,914
10	$77,833	$77,833	$75,697	$75,697
11	$75,837	$75,837	$73,525	$73,525
12	$73,878	$73,878	$71,396	$71,396
13	$71,956	$71,956	$69,310	$69,310
14	$70,069	$70,069	$67,265	$67,265
15	$68,218	$68,218	$65,261	$65,261
16	$66,401	$66,401	$63,296	$63,296
17	$64,618	$64,618	$61,371	$61,371
18	$62,868	$62,868	$59,484	$59,484
19	$61,151	$61,151	$57,635	$57,635
20	$59,466	$59,466	$55,822	$55,822
21	$57,812	$57,812	$54,046	$54,046
22	$56,189	$56,189	$52,305	$52,305
23	$54,596	$54,596	$50,598	$50,598
24	$53,033	$53,033	$48,926	$48,926
25	$51,499	$51,499	$47,287	$47,287
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.32%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after April 30, 2018

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 0% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

B-3

6% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	3.65%	All years	3.42%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$103,468	$96,468	$103,210	$103,210
2	$107,075	$100,075	$106,545	$106,545
3	$110,827	$104,827	$110,010	$110,010
4	$114,730	$108,730	$113,609	$113,609
5	$118,791	$113,791	$117,349	$117,349
6	$123,015	$123,015	$121,234	$121,234
7	$127,409	$127,409	$125,270	$125,270
8	$131,980	$131,980	$129,463	$129,463
9	$136,735	$136,735	$133,819	$133,819
10	$141,682	$141,682	$138,345	$138,345
11	$146,827	$146,827	$143,046	$143,046
12	$152,180	$152,180	$147,931	$147,931
13	$157,748	$157,748	$153,006	$153,006
14	$163,540	$163,540	$158,278	$158,278
15	$169,566	$169,566	$163,755	$163,755
16	$175,834	$175,834	$169,445	$169,445
17	$182,355	$182,355	$175,356	$175,356
18	$189,138	$189,138	$181,497	$181,497
19	$196,194	$196,194	$187,878	$187,878
20	$203,534	$203,534	$194,506	$194,506
21	$211,169	$211,169	$201,392	$201,392
22	$219,112	$219,112	$208,546	$208,546
23	$227,375	$227,375	$215,979	$215,979
24	$235,971	$235,971	$223,700	$223,700
25	$244,912	$244,912	$231,722	$231,722
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.32%

c.	No optional death benefits or living benefit elected

d.	Annuity was issued on or after April 30, 2018

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 6% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

B-4

10% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	7.68%	All years	7.48%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$107,385	$100,385	$107,121	$107,121
2	$115,358	$108,358	$114,798	$114,798
3	$123,965	$117,965	$123,075	$123,075
4	$133,255	$127,255	$131,999	$131,999
5	$143,285	$138,285	$141,619	$141,619
6	$154,112	$154,112	$151,991	$151,991
7	$165,800	$165,800	$163,172	$163,172
8	$178,418	$178,418	$175,228	$175,228
9	$192,038	$192,038	$188,224	$188,224
10	$206,742	$206,742	$202,236	$202,236
11	$222,615	$222,615	$217,342	$217,342
12	$239,750	$239,750	$233,628	$233,628
13	$258,248	$258,248	$251,186	$251,186
14	$278,216	$278,216	$270,116	$270,116
15	$299,773	$299,773	$290,523	$290,523
16	$323,043	$323,043	$312,525	$312,525
17	$348,163	$348,163	$336,245	$336,245
18	$375,282	$375,282	$361,818	$361,818
19	$404,556	$404,556	$389,388	$389,388
20	$436,158	$436,158	$419,112	$419,112
21	$470,273	$470,273	$451,157	$451,157
22	$507,100	$507,100	$485,705	$485,705
23	$546,856	$546,856	$522,951	$522,951
24	$589,774	$589,774	$563,107	$563,107
25	$636,103	$636,103	$606,398	$606,398
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.32%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after April 30, 2018

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 10% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

B-5

APPENDIX C– SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus, if your Annuity is issued in certain states described below. Further variations may arise in connection with additional state reviews.

Jurisdiction	State Variations
California
Contingent Deferred Sales Charge is referred to as the Surrender Charge.
In the “Managing Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there are no restrictions on ownership changes or assignments. However, your right to assign, transfer or pledge the Annuity for a loan may be limited if the Annuity is used as an Individual Retirement Annuity (“IRA”) or other qualified investment that is given beneficial tax treatment under the Code.
In the “Surrenders” section of this prospectus, under “Medically-Related Surrenders,” the Medically Related Surrender is not available.
In the “Death Benefit” section of this prospectus, under Optional Death Benefit—The Return of Purchase Payments Death Benefit,” for purposes of electing and maintaining the Return of Purchase Payments Death Benefit, the Owner, if a natural person, must also be the Annuitant. You may not designate Joint Owners if you elect this optional death benefit. Also, the death benefit suspension period applies if there is a change of Annuitant more than 60 days after the Issue Date of your Annuity.
In the “Death Benefit” section of this prospectus, “Due Proof of Death” is met when the documentation we receive upon death evidences proof of death and the eligible beneficiary identification.

Connecticut
In “Appendix D, MVA Formula For 6 or 12 Month DCA MVA Options,” the Liquidity Factor used in the MVA/DCA formula equals zero (0).
In the “Managing Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” the reserved right to reject ownership changes only applies if the proposed new owner is a structured settlement company or institutional investor.

Florida
In the “Annuity Options” section of this prospectus, there is a one year waiting period for annuitization.
In the “Fees, Charges and Deductions,” section of this prospectus under “Contingent Deferred Sales Charge (“CDSC” (For B Series Only),” with respect to those who are 65 years or older on the date of purchase, in no event will the Contingent Deferred Sales Charge exceed 10% in accordance with Florida law.
In the “Managing Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” the right to assign, transfer or pledge the Annuity for a loan may be limited if the Annuity is used as an Individual Retirement Annuity (“IRA”) or other qualified investment that is given beneficial tax treatment under the Code.

Maryland	In the “Purchasing Your Annuity” section of this prospectus, there is no restriction on limiting or rejecting certain Purchase Payments.
Massachusetts
In the “Annuity Options” section of this prospectus, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any annuity option.
In the “Surrenders” section of this prospectus, under “Medically-Related Surrenders,” Medically-Related Surrenders are not available.

Montana	In the “Annuity Options” section of this prospectus, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any annuity option.
New Jersey
In the “Managing of Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” the reserved right to reject ownership changes and assignments only applies if the proposed new owner is a structured settlement company or institutional investor.

New Mexico	In the “Fees, Charges and Deductions” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in New Mexico.
North Carolina	In the “Fees, Charges and Deductions” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in North Carolina.
Ohio	In “Appendix D, MVA Formula For 6 or 12 Month DCA MVA Options,” the Liquidity Factor used in the MVA/DCA formula equals zero (0).
Oregon
In the “Managing Your Account Value” section of this prospectus under “6 or 12 Month Dollar Cost Averaging Program,” the 6 or 12 Month DCA MVA Options are not available.
In the “Fees, Charges and Deductions” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in Oregon.
In the “Managing of Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no reserved right to reject any transfer, assignment or pledge, but the right to transfer, assign or pledge the Annuity may be limited depending on the use of the Annuity.

C-1

Jurisdiction	State Variations
Texas
In the “Purchasing of Your Annuity” section of this prospectus under “Beneficiary Annuity,” the Beneficiary Annuity is not available in Texas.
In the “Annuity Options” section of this prospectus, the minimum annuity payment is $20.
In the “Managing of Your Annuity” section of this prospectus, under “Change of Owner, Annuitant and Beneficiary Designations,” there is no reserved right to reject any transfer, assignment or pledge, but the right to transfer, assign or pledge the Annuity may be limited depending on the use of the Annuity.
In the “Fees, Charges and Deductions” section of this prospectus under “Tax Charge,” no premium taxes apply to annuities issued in Texas.

Washington	In the “Managing Your Account Value” section of this prospectus under “6 or 12 Month Dollar Cost Averaging Program,” the 6 and 12 Month DCA MVA Options are not available.

C-2

APPENDIX D
MVA FORMULA FOR 6 OR 12 MONTH DCA MVA OPTIONS
The MVA formula is applied separately to each DCA MVA Option to determine the Account Value of the DCA MVA Option on a particular date.
The Market Value Adjustment Factor applicable to the DCA MVA Options we make available is as follows:
The MVA factor is equal to:
[(1+I)/(1+J+K )]^(N/12)
where:

I =
the Index Rate established at inception of a DCA MVA Option. This Index Rate will be based on a Constant Maturity Treasury (CMT) rate for a maturity (in months) equal to the initial duration of the DCA MVA Option. This CMT rate will be determined based on the weekly average of the CMT Index of appropriate maturity as of two weeks prior to initiation of the DCA MVA Option. The CMT Index will be based on “Treasury constant maturities nominal 12” rates as published in Federal Reserve Statistical Release H.15. If a CMT index for the number of months needed is not available, the applicable CMT index will be determined based on a linear interpolation of the published CMT indices;

J =
the Index Rate determined at the time the MVA calculation is needed, based on a CMT rate for the amount of time remaining in the DCA MVA Option. The amount of time will be based on the number of complete months remaining in the DCA MVA Option, rounded up to the nearest whole month. This CMT rate will be determined based on the weekly average of the CMT Index of appropriate maturity as of two weeks prior to the date for which the MVA calculation is needed. The CMT Index will be based on “Treasury constant maturities nominal 12” rates as published in Federal Reserve Statistical Release H.15. If a CMT index for the number of months needed is not available, the applicable CMT index will be determined based on a linear interpolation of the published CMT indices;

K =	the Liquidity Factor, currently equal to 0.0025; and

N =	the number of complete months remaining in the DCA MVA Option, rounded up to the nearest whole month.
If the “Treasury constant maturities nominal 12” rates available through Federal Reserve Statistical Release H. 15 should become unavailable at any time, or if the rate for a 1-month maturity should become unavailable through this source, we will substitute rates which, in our opinion, are comparable.
We reserve the right to waive the Liquidity Factor.

D-1

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITY B SERIES AND C SERIESSM ANNUITY DESCRIBED IN PROSPECTUS (APRIL 30, 2018)

(print your name)

(address)

(city/state/zip code)
Please see the section of this prospectus
entitled “How To Contact Us” for
where to send your request for
a Statement of Additional Information

PPIVAPROS

PPIVAPROS

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("B SERIES") and the PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a Prospectus and should be read in conjunction with the B Series and the C Series Prospectus dated April 30, 2018.
To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	3
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888
The PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("B SERIES") and PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM ("C SERIES") are service marks of The Prudential Insurance Company of America.

1

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2017 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $633,385,857.43, $708,725,705.69 and $697,921,302.44 in 2017, 2016, and 2015, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2017) received payment with respect to annuity business during 2017 (or as to which a payment amount was accrued during 2017). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2017, non-cash compensation received by Firms and Entities ranged from $30.00 to $702,164.00. During 2017, cash compensation received by Firms ranged from $1.20 to $16,846,603.71.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading

2

and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1/365, where c is the total annualized charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the Prospectus, the Annuity allows you to select or decline an optional death benefit that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to such annuity feature. Because this annuity is new, we include no historical unit values here.

3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
Net Assets	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

NET ASSETS, representing:
Accumulation units	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Units outstanding	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

Portfolio shares held	8,240,947	10,713,835	3,429,538	371,769	515,080
Portfolio net asset value per share	$10.00	$13.14	$51.52	$29.88	$27.17
Investment in portfolio shares, at cost	$82,409,467	$119,526,039	$92,905,224	$6,511,806	$8,100,999

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$493,105	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,310,248	2,029,768	2,472,650	156,582	196,127
NET INVESTMENT INCOME (LOSS)	(817,143)	(2,029,768)	(2,472,650)	(156,582)	(196,127)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET GAIN (LOSS) ON INVESTMENTS	—	9,910,490	39,203,105	1,569,542	1,650,320

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(817,143)	$7,880,722	$36,730,455	$1,412,960	$1,454,193

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
Net Assets	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

NET ASSETS, representing:
Accumulation units	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Units outstanding	69,321,450	28,650,342	617,613	79,672,113	20,166,766

Portfolio shares held	7,403,159	27,468,677	121,846	4,829,868	1,666,754
Portfolio net asset value per share	$31.68	$5.17	$26.84	$59.38	$34.33
Investment in portfolio shares, at cost	$141,180,415	$144,509,827	$4,120,449	$174,993,689	$32,922,146

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$8,957,680	$—	$4,461,386	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,482,600	2,207,109	44,760	4,126,607	818,469
NET INVESTMENT INCOME (LOSS)	(3,482,600)	6,750,571	(44,760)	334,779	(818,469)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET GAIN (LOSS) ON INVESTMENTS	36,284,254	2,193,544	(43,672)	50,080,842	12,248,389

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,801,654	$8,944,115	$(88,432)	$50,415,621	$11,429,920

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
Net Assets	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

NET ASSETS, representing:
Accumulation units	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Units outstanding	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

Portfolio shares held	4,772,838	1,534,592	1,180,555	2,229,296	1,942,854
Portfolio net asset value per share	$61.69	$38.51	$17.35	$29.27	$36.72
Investment in portfolio shares, at cost	$111,224,885	$26,735,450	$16,256,561	$49,602,835	$52,379,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$213,902	$1,121,694	$739,264

EXPENSES
Charges for mortality and expense risk, and
for administration	4,023,907	809,779	269,115	907,867	1,004,373
NET INVESTMENT INCOME (LOSS)	(4,023,907)	(809,779)	(55,213)	213,827	(265,109)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET GAIN (LOSS) ON INVESTMENTS	85,662,964	7,108,792	4,472,779	8,611,055	8,195,166

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,639,057	$6,299,013	$4,417,566	$8,824,882	$7,930,057

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
Net Assets	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

NET ASSETS, representing:
Accumulation units	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Units outstanding	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

Portfolio shares held	1,511,129	1,877,961	618,914	1,244,598	2,344,239
Portfolio net asset value per share	$36.51	$31.98	$29.50	$48.90	$11.21
Investment in portfolio shares, at cost	$41,833,425	$60,031,304	$12,819,208	$33,867,429	$16,879,679

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$208,323	$955,998	$242,472	$59,925	$436,701

EXPENSES
Charges for mortality and expense risk, and
for administration	743,973	807,819	249,095	806,079	369,940
NET INVESTMENT INCOME (LOSS)	(535,650)	148,179	(6,623)	(746,154)	66,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET GAIN (LOSS) ON INVESTMENTS	12,830,166	14,505,171	3,506,800	15,579,088	1,773,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,294,516	$14,653,350	$3,500,177	$14,832,934	$1,839,817

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
Net Assets	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

NET ASSETS, representing:
Accumulation units	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Units outstanding	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

Portfolio shares held	1,348,449	1,436,110	2,529,882	162,315	3,449,635
Portfolio net asset value per share	$17.83	$31.19	$10.19	$53.70	$26.32
Investment in portfolio shares, at cost	$27,302,017	$18,946,814	$26,751,488	$6,230,675	$43,610,420

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$184,840	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	326,887	598,257	346,103	109,082	1,422,576
NET INVESTMENT INCOME (LOSS)	(326,887)	(598,257)	(161,263)	(109,082)	(1,422,576)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET GAIN (LOSS) ON INVESTMENTS	4,533,156	11,314,693	4,898,628	2,105,946	10,304,025

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,206,269	$10,716,436	$4,737,365	$1,996,864	$8,881,449

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
Net Assets	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

NET ASSETS, representing:
Accumulation units	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Units outstanding	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

Portfolio shares held	289,396	7,160,673	4,012,053	20,807,044	21,065,295
Portfolio net asset value per share	$35.68	$14.79	$8.04	$31.08	$11.57
Investment in portfolio shares, at cost	$7,039,737	$52,556,509	$24,835,420	$511,493,324	$192,699,002

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$23,987	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	162,329	1,643,114	490,551	8,474,733	3,762,148
NET INVESTMENT INCOME (LOSS)	(138,342)	(1,643,114)	(490,551)	(8,474,733)	(3,762,148)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET GAIN (LOSS) ON INVESTMENTS	2,356,827	20,841,885	9,209,416	55,349,158	14,656,809

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,218,485	$19,198,771	$8,718,865	$46,874,425	$10,894,661

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
Net Assets	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

NET ASSETS, representing:
Accumulation units	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Units outstanding	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

Portfolio shares held	81,807,672	8,874,963	21,776,263	9,159,416	4,621,262
Portfolio net asset value per share	$19.12	$15.14	$10.07	$19.83	$25.78
Investment in portfolio shares, at cost	$1,159,810,080	$97,971,751	$181,929,981	$117,736,428	$80,604,246

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,995,774	1,930,750	3,164,791	2,531,018	1,787,640
NET INVESTMENT INCOME (LOSS)	(24,995,774)	(1,930,750)	(3,164,791)	(2,531,018)	(1,787,640)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET GAIN (LOSS) ON INVESTMENTS	175,434,769	18,802,052	15,106,162	39,297,545	19,259,877

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$150,438,995	$16,871,302	$11,941,371	$36,766,527	$17,472,237

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
Net Assets	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

NET ASSETS, representing:
Accumulation units	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Units outstanding	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

Portfolio shares held	5,044,703	64,535,199	15,714,446	54,435,543	9,347,555
Portfolio net asset value per share	$28.64	$9.43	$29.75	$12.64	$49.87
Investment in portfolio shares, at cost	$105,178,575	$450,993,021	$281,811,336	$639,208,159	$274,449,201

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,199,770	8,797,407	5,410,817	9,047,467	6,854,314
NET INVESTMENT INCOME (LOSS)	(2,199,770)	(8,797,407)	(5,410,817)	(9,047,467)	(6,854,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET GAIN (LOSS) ON INVESTMENTS	9,789,370	133,967,431	77,254,893	22,033,933	125,498,547

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,589,600	$125,170,024	$71,844,076	$12,986,466	$118,644,233

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
Net Assets	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

NET ASSETS, representing:
Accumulation units	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Units outstanding	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

Portfolio shares held	7,184,230	10,936,883	15,356,096	9,012,063	12,333,585
Portfolio net asset value per share	$23.71	$34.91	$10.74	$30.55	$23.12
Investment in portfolio shares, at cost	$111,554,275	$262,581,734	$161,910,410	$186,964,864	$245,598,739

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,186,111	5,753,065	2,522,132	3,814,472	4,355,827
NET INVESTMENT INCOME (LOSS)	(2,186,111)	(5,753,065)	(2,522,132)	(3,814,472)	(4,355,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET GAIN (LOSS) ON INVESTMENTS	40,090,965	46,836,699	2,786,423	51,242,583	27,109,657

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,904,854	$41,083,634	$264,291	$47,428,111	$22,753,830

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
Net Assets	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

NET ASSETS, representing:
Accumulation units	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Units outstanding	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

Portfolio shares held	399,047,478	21,828,672	7,952,618	17,109,502	106,954,599
Portfolio net asset value per share	$29.29	$20.52	$30.80	$11.00	$15.21
Investment in portfolio shares, at cost	$8,288,143,354	$313,793,478	$184,451,779	$185,598,600	$1,218,347,897
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	176,978,676	6,158,132	3,497,130	2,346,352	25,180,186
NET INVESTMENT INCOME (LOSS)	(176,978,676)	(6,158,132)	(3,497,130)	(2,346,352)	(25,180,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET GAIN (LOSS) ON INVESTMENTS	1,602,179,299	86,494,170	54,746,284	3,387,404	200,171,589

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,425,200,623	$80,336,038	$51,249,154	$1,041,052	$174,991,403

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
Net Assets	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

NET ASSETS, representing:
Accumulation units	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Units outstanding	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

Portfolio shares held	477,519,422	220,736,619	429,079,929	284,884,564	251,653,454
Portfolio net asset value per share	$18.98	$15.12	$18.04	$16.20	$14.85
Investment in portfolio shares, at cost	$5,991,960,804	$2,553,474,340	$5,184,101,746	$3,524,606,678	$2,695,865,448

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	138,189,100	54,850,471	116,995,442	73,694,953	56,238,173
NET INVESTMENT INCOME (LOSS)	(138,189,100)	(54,850,471)	(116,995,442)	(73,694,953)	(56,238,173)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET GAIN (LOSS) ON INVESTMENTS	1,392,099,415	383,045,230	1,032,088,257	431,830,054	540,615,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,253,910,315	$328,194,759	$915,092,815	$358,135,101	$484,377,363

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
Net Assets	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

NET ASSETS, representing:
Accumulation units	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Units outstanding	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

Portfolio shares held	871,269,723	360,899,465	24,066,962	200,272,575	5,751,224
Portfolio net asset value per share	$16.59	$18.86	$34.65	$1.00	$44.51
Investment in portfolio shares, at cost	$11,606,581,362	$4,510,303,354	$488,221,322	$200,272,575	$168,728,479

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$697,136	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	189,687,791	103,205,489	11,557,206	3,155,571	3,655,765
NET INVESTMENT INCOME (LOSS)	(189,687,791)	(103,205,489)	(11,557,206)	(2,458,435)	(3,655,765)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET GAIN (LOSS) ON INVESTMENTS	1,761,156,314	1,017,374,724	230,946,108	—	49,561,577

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,571,468,523	$914,169,235	$219,388,902	$(2,458,435)	$45,905,812

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
Net Assets	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

NET ASSETS, representing:
Accumulation units	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Units outstanding	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

Portfolio shares held	125,924,635	6,939,792	15,035,628	166,717,215	56,469,254
Portfolio net asset value per share	$13.64	$21.32	$17.93	$7.50	$12.81
Investment in portfolio shares, at cost	$1,566,557,290	$120,404,147	$192,154,209	$1,219,059,887	$646,799,762

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,063,367	2,025,361	2,777,815	33,151,053	11,118,562
NET INVESTMENT INCOME (LOSS)	(27,063,367)	(2,025,361)	(2,777,815)	(33,151,053)	(11,118,562)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET GAIN (LOSS) ON INVESTMENTS	71,741,139	27,377,543	69,938,719	93,500,248	40,738,184

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,677,772	$25,352,182	$67,160,904	$60,349,195	$29,619,622

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
Net Assets	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

NET ASSETS, representing:
Accumulation units	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Units outstanding	7,832,879	754,700	4,913,350	21,865,500	15,520,221

Portfolio shares held	6,923,221	836,225	6,264,839	23,770,399	14,938,674
Portfolio net asset value per share	$12.73	$10.61	$12.53	$10.11	$23.75
Investment in portfolio shares, at cost	$85,499,552	$8,768,057	$64,893,721	$197,787,651	$232,775,919

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,372,913	229,802	1,209,492	3,443,264	5,205,145
NET INVESTMENT INCOME (LOSS)	(1,372,913)	(229,802)	(1,209,492)	(3,443,264)	(5,205,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET GAIN (LOSS) ON INVESTMENTS	397,559	98,593	7,760,546	47,930,409	39,234,632

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(975,354)	$(131,209)	$6,551,054	$44,487,145	$34,029,487

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
Net Assets	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

NET ASSETS, representing:
Accumulation units	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Units outstanding	—	304,321,037	164,997,779	176,871,835	19,232

Portfolio shares held	—	297,140,776	158,349,434	166,252,950	7,133
Portfolio net asset value per share	$—	$14.68	$16.28	$14.17	$72.89
Investment in portfolio shares, at cost	$—	$3,251,032,213	$1,837,189,924	$1,898,895,403	$437,491

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	28,263,240	64,052,981	37,706,532	33,577,929	5,719
NET INVESTMENT INCOME (LOSS)	(28,263,240)	(64,052,981)	(37,706,532)	(33,577,929)	(5,719)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET GAIN (LOSS) ON INVESTMENTS	241,024,963	624,088,729	374,481,380	246,156,175	83,123

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$212,761,723	$560,035,748	$336,774,848	$212,578,246	$77,404

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
Net Assets	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

NET ASSETS, representing:
Accumulation units	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Units outstanding	38,135	86,950	76,049	38,141	31,590

Portfolio shares held	11,762	29,869	25,546	9,700	13,546
Portfolio net asset value per share	$66.23	$41.90	$73.28	$83.43	$47.64
Investment in portfolio shares, at cost	$702,808	$985,187	$1,507,827	$652,061	$592,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$9,343	$4,006	$—	$1,154	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,776	14,338	24,686	6,497	9,040
NET INVESTMENT INCOME (LOSS)	(1,433)	(10,332)	(24,686)	(5,343)	(9,040)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET GAIN (LOSS) ON INVESTMENTS	102,128	183,521	341,772	119,644	108,139

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$100,695	$173,189	$317,086	$114,301	$99,099

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$470,276	$251,258	$809,194	$354,388	$124,325
Net Assets	$470,276	$251,258	$809,194	$354,388	$124,325

NET ASSETS, representing:
Accumulation units	$470,276	$251,258	$809,194	$354,388	$124,325
	$470,276	$251,258	$809,194	$354,388	$124,325

Units outstanding	24,601	17,211	34,934	17,004	9,446

Portfolio shares held	10,090	3,769	20,569	7,050	3,500
Portfolio net asset value per share	$46.61	$66.66	$39.34	$50.27	$35.52
Investment in portfolio shares, at cost	$408,035	$232,871	$744,411	$295,657	$125,567

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$1,438	$2,548	$—	$65	$5,655

EXPENSES
Charges for mortality and expense risk, and
for administration	6,242	4,631	7,873	3,488	1,627
NET INVESTMENT INCOME (LOSS)	(4,804)	(2,083)	(7,873)	(3,423)	4,028

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET GAIN (LOSS) ON INVESTMENTS	44,405	21,152	95,607	34,697	(8,440)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39,601	$19,069	$87,734	$31,274	$(4,412)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$574,517	$1,024,783	$880,891	$—	$230,077,993
Net Assets	$574,517	$1,024,783	$880,891	$—	$230,077,993

NET ASSETS, representing:
Accumulation units	$574,517	$1,024,783	$880,891	$—	$230,077,993
	$574,517	$1,024,783	$880,891	$—	$230,077,993

Units outstanding	34,751	49,439	55,706	—	9,566,333

Portfolio shares held	12,585	14,803	18,891	—	7,409,919
Portfolio net asset value per share	$45.65	$69.23	$46.63	$—	$31.05
Investment in portfolio shares, at cost	$524,045	$731,427	$635,299	$—	$154,231,107

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$12,902	$—	$9,002	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,051	15,192	12,300	486,104	3,038,701
NET INVESTMENT INCOME (LOSS)	5,851	(15,192)	(3,298)	(486,104)	(3,038,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET GAIN (LOSS) ON INVESTMENTS	52,952	239,693	103,630	3,680,642	60,232,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,803	$224,501	$100,332	$3,194,538	$57,193,303

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
Net Assets	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

NET ASSETS, representing:
Accumulation units	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Units outstanding	754,695	171,110	4,013,063	14,521	229,819

Portfolio shares held	1,316,942	151,413	3,314,787	52,385	32,017
Portfolio net asset value per share	$6.84	$12.32	$14.79	$5.34	$28.99
Investment in portfolio shares, at cost	$8,694,737	$1,812,016	$46,400,093	$245,957	$726,097

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$7,980	$2,049

EXPENSES
Charges for mortality and expense risk, and
for administration	317,248	1,117,957	1,485,950	4,161	14,138
NET INVESTMENT INCOME (LOSS)	(317,248)	(1,117,957)	(1,485,950)	3,819	(12,089)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET GAIN (LOSS) ON INVESTMENTS	201,356	458,740	1,159,676	49,432	249,912

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,892)	$(659,217)	$(326,274)	$53,251	$237,823

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
Net Assets	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

NET ASSETS, representing:
Accumulation units	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Units outstanding	18,280	3,124,606	74,247,266	156,449,299	73,402

Portfolio shares held	38,652	2,657,525	66,079,746	140,701,281	58,063
Portfolio net asset value per share	$10.43	$13.60	$16.70	$14.02	$27.05
Investment in portfolio shares, at cost	$304,025	$34,772,288	$831,870,766	$1,509,930,758	$1,127,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$13,871

EXPENSES
Charges for mortality and expense risk, and
for administration	6,961	1,060,063	14,316,078	29,906,023	25,395
NET INVESTMENT INCOME (LOSS)	(6,961)	(1,060,063)	(14,316,078)	(29,906,023)	(11,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET GAIN (LOSS) ON INVESTMENTS	92,769	914,875	163,871,799	224,591,665	265,003

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$85,808	$(145,188)	$149,555,721	$194,685,642	$253,479
The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
Net Assets	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

NET ASSETS, representing:
Accumulation units	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Units outstanding	26,114,211	709,309	44,909,145	660,627	9,129,599

Portfolio shares held	23,974,936	626,931	40,653,849	629,223	8,279,502
Portfolio net asset value per share	$12.30	$11.40	$15.47	$11.40	$20.10
Investment in portfolio shares, at cost	$271,412,309	$6,491,578	$491,558,746	$6,655,105	$135,551,666

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,634,909	195,165	8,828,667	56,082	2,103,527
NET INVESTMENT INCOME (LOSS)	(3,634,909)	(195,165)	(8,828,667)	(56,082)	(2,103,527)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET GAIN (LOSS) ON INVESTMENTS	14,825,075	211,004	88,407,755	486,768	22,677,824

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,190,166	$15,839	$79,579,088	$430,686	$20,574,297

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
Net Assets	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

NET ASSETS, representing:
Accumulation units	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Units outstanding	1,613,958	2,206,091	8,768,798	—	775,115,905

Portfolio shares held	1,450,591	2,128,703	8,079,102	—	706,277,394
Portfolio net asset value per share	$10.88	$12.82	$17.63	$—	$12.34
Investment in portfolio shares, at cost	$15,579,083	$23,265,255	$113,730,945	$—	$7,672,663,123

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	136,143	164,139	2,009,457	15,448	148,497,444
NET INVESTMENT INCOME (LOSS)	(136,143)	(164,139)	(2,009,457)	(15,448)	(148,497,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET GAIN (LOSS) ON INVESTMENTS	3,126	4,340,101	22,024,156	600,778	649,556,602

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(133,017)	$4,175,962	$20,014,699	$585,330	$501,059,158

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$—	$—	$17,609,476	$12,959,602	$5,080,781
Net Assets	$—	$—	$17,609,476	$12,959,602	$5,080,781

NET ASSETS, representing:
Accumulation units	$—	$—	$17,609,476	$12,959,602	$5,080,781
	$—	$—	$17,609,476	$12,959,602	$5,080,781

Units outstanding	—	—	1,066,271	758,443	456,931

Portfolio shares held	—	—	961,216	696,753	414,758
Portfolio net asset value per share	$—	$—	$18.32	$18.60	$12.25
Investment in portfolio shares, at cost	$—	$—	$13,960,748	$10,276,152	$4,937,958

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,685,205	1,868,174	138,737	96,778	164,250
NET INVESTMENT INCOME (LOSS)	(1,685,205)	(1,868,174)	(138,737)	(96,778)	(164,250)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET GAIN (LOSS) ON INVESTMENTS	13,858,752	9,626,180	2,831,396	2,160,158	199,548

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,173,547	$7,758,006	$2,692,659	$2,063,380	$35,298

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
Net Assets	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

NET ASSETS, representing:
Accumulation units	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Units outstanding	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

Portfolio shares held	94,155,457	2,261,511	3,911,444	5,397,863	3,441,090
Portfolio net asset value per share	$13.75	$12.57	$13.22	$13.31	$10.87
Investment in portfolio shares, at cost	$1,069,942,099	$24,054,573	$43,170,069	$59,878,112	$34,745,460

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,459,146	157,964	268,975	379,869	215,082
NET INVESTMENT INCOME (LOSS)	(14,459,146)	(157,964)	(268,975)	(379,869)	(215,082)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET GAIN (LOSS) ON INVESTMENTS	181,506,434	3,764,754	7,208,618	9,702,450	1,871,911

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$167,047,288	$3,606,790	$6,939,643	$9,322,581	$1,656,829

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
Net Assets	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

NET ASSETS, representing:
Accumulation units	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Units outstanding	1,742,753	2,236,025	2,831,694	233,518	431,093

Portfolio shares held	1,717,750	2,188,469	2,768,425	230,632	422,512
Portfolio net asset value per share	$10.31	$13.30	$10.66	$10.26	$12.04
Investment in portfolio shares, at cost	$16,593,569	$23,684,946	$28,380,260	$2,349,149	$4,441,811

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	92,875	136,195	168,797	15,275	24,512
NET INVESTMENT INCOME (LOSS)	(92,875)	(136,195)	(168,797)	(15,275)	(24,512)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET GAIN (LOSS) ON INVESTMENTS	1,085,037	4,924,438	972,697	(67,425)	673,427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$992,162	$4,788,243	$803,900	$(82,700)	$648,915

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
Net Assets	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

NET ASSETS, representing:
Accumulation units	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Units outstanding	498,240	25,240,844	8,158,465	278,107	116,503

Portfolio shares held	490,281	24,163,893	7,650,881	273,472	114,552
Portfolio net asset value per share	$9.62	$12.32	$10.58	$10.87	$10.71
Investment in portfolio shares, at cost	$4,725,787	$258,451,752	$80,990,262	$2,921,582	$1,199,837

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,491	3,277,165	2,067,649	13,263	6,002
NET INVESTMENT INCOME (LOSS)	(27,491)	(3,277,165)	(2,067,649)	(13,263)	(6,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET GAIN (LOSS) ON INVESTMENTS	(16,930)	31,406,005	3,460,013	45,122	20,164

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(44,421)	$28,128,840	$1,392,364	$31,859	$14,162

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
Net Assets	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

NET ASSETS, representing:
Accumulation units	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Units outstanding	143,741	147,412	271,371	199,251	583,227

Portfolio shares held	141,924	145,069	268,832	198,579	531,884
Portfolio net asset value per share	$9.20	$10.65	$11.19	$9.21	$12.77
Investment in portfolio shares, at cost	$1,307,122	$1,512,506	$2,710,100	$1,816,932	$6,091,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,943	8,330	14,148	10,827	21,115
NET INVESTMENT INCOME (LOSS)	(6,943)	(8,330)	(14,148)	(10,827)	(21,115)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET GAIN (LOSS) ON INVESTMENTS	913	33,294	280,722	22,049	711,414

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,030)	$24,964	$266,574	$11,222	$690,299

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
Net Assets	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

NET ASSETS, representing:
Accumulation units	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Units outstanding	608,538	319,062	1,096,903	2,990,540	790,486

Portfolio shares held	601,616	315,607	1,084,201	2,342,734	871,664
Portfolio net asset value per share	$10.02	$11.51	$12.02	$14.84	$10.62
Investment in portfolio shares, at cost	$5,873,204	$3,289,433	$11,504,475	$32,285,351	$8,934,423

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$405,065	$311,244

EXPENSES
Charges for mortality and expense risk, and
for administration	31,273	15,207	69,155	165,425	46,553
NET INVESTMENT INCOME (LOSS)	(31,273)	(15,207)	(69,155)	239,640	264,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET GAIN (LOSS) ON INVESTMENTS	114,301	330,961	1,435,853	2,986,266	505,322

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$83,028	$315,754	$1,366,698	$3,225,906	$770,013

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$87,630,525	$7,380,531	$2,218,951
Net Assets	$87,630,525	$7,380,531	$2,218,951

NET ASSETS, representing:
Accumulation units	$87,630,525	$7,380,531	$2,218,951
	$87,630,525	$7,380,531	$2,218,951

Units outstanding	8,867,501	546,577	222,276

Portfolio shares held	8,483,110	547,517	217,118
Portfolio net asset value per share	$10.33	$13.48	$10.22
Investment in portfolio shares, at cost	$88,194,278	$5,622,258	$2,224,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$65,421	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,293,782	112,615	13,436
NET INVESTMENT INCOME (LOSS)	(2,293,782)	(47,194)	(13,436)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET GAIN (LOSS) ON INVESTMENTS	4,101,374	2,221,368	(5,132)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,807,592	$2,174,174	$(18,568)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221
The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,263,240)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	212,761,723	560,035,748	336,774,848	212,578,246	77,404

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,523,128	106,644,068	105,687,953	67,152,085	—
Annuity payments	(363,070)	(671,902)	(307,720)	(577,223)	—
Surrenders, withdrawals and death benefits	(73,112,976)	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)
Net transfers between other subaccounts
or fixed rate option	(5,437,687,414)	25,693,821	50,262,713	380,487,920	(59,691)
Miscellaneous transactions	(1,894)	1,108	(1,316)	125	—
Other charges	(19,677,589)	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,495,319,815)	(98,816,755)	33,631,979	324,084,334	(123,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,282,558,092)	461,218,993	370,406,827	536,662,580	(46,592)

NET ASSETS
Beginning of period	5,282,558,092	3,900,807,598	2,207,521,959	1,819,141,720	566,552
End of period	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Beginning units	371,620,414	310,670,767	161,567,047	149,330,877	24,640
Units issued	6,701,396	11,754,372	11,796,909	39,063,757	6,257
Units redeemed	(378,321,810)	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)
Ending units	—	304,321,037	164,997,779	176,871,835	19,232

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,433)	$(10,332)	$(24,686)	$(5,343)	$(9,040)
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,695	173,189	317,086	114,301	99,099

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,545	15,677	11,980	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,719)	(153,578)	(159,337)	(13,685)	(73,872)
Net transfers between other subaccounts
or fixed rate option	(171,291)	395,341	15,674	301,832	68,377
Miscellaneous transactions	(589)	(62)	(396)	—	—
Other charges	(7,122)	(9,185)	(14,277)	(4,584)	(5,344)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(199,721)	244,061	(142,659)	295,543	(10,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,026)	417,250	174,427	409,844	88,260

NET ASSETS
Beginning of period	878,024	834,278	1,697,616	399,398	557,065
End of period	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Beginning units	48,679	70,169	82,182	23,130	31,628
Units issued	9,600	44,691	14,512	24,235	7,799
Units redeemed	(20,144)	(27,910)	(20,645)	(9,224)	(7,837)
Ending units	38,135	86,950	76,049	38,141	31,590

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,804)	$(2,083)	$(7,873)	$(3,423)	$4,028
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,601	19,069	87,734	31,274	(4,412)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	31,451	12,600	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,122)	(179,180)	(128,244)	(91,522)	(13,659)
Net transfers between other subaccounts
or fixed rate option	(22,559)	(32,153)	(1,237)	164,495	(105,165)
Miscellaneous transactions	(3)	(252)	—	—	52
Other charges	(3,818)	(2,271)	(5,743)	(2,653)	(812)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,502)	(213,856)	(103,773)	82,920	(119,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,901)	(194,787)	(16,039)	114,194	(123,996)

NET ASSETS
Beginning of period	487,177	446,045	825,233	240,194	248,321
End of period	$470,276	$251,258	$809,194	$354,388	$124,325

Beginning units	27,501	32,649	39,140	13,026	15,850
Units issued	12,066	13,914	11,554	12,144	2,923
Units redeemed	(14,966)	(29,352)	(15,760)	(8,166)	(9,327)
Ending units	24,601	17,211	34,934	17,004	9,446

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$5,851	$(15,192)	$(3,298)	$(486,104)	$(3,038,701)
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,803	224,501	100,332	3,194,538	57,193,303

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,000	—	—	1,213,985	8,274,558
Annuity payments	—	—	—	(5,168)	(345,690)
Surrenders, withdrawals and death benefits	(45,591)	(124,159)	(17,776)	(1,693,720)	(11,575,011)
Net transfers between other subaccounts
or fixed rate option	(246,495)	(85,186)	(137,310)	(90,912,840)	14,315,422
Miscellaneous transactions	(508)	(1)	(1)	497	(3,057)
Other charges	(4,705)	(7,994)	(6,831)	(272,968)	(1,810,313)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(291,299)	(217,340)	(161,918)	(91,670,214)	8,855,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,496)	7,161	(61,586)	(88,475,676)	66,049,212

NET ASSETS
Beginning of period	807,013	1,017,622	942,477	88,475,676	164,028,781
End of period	$574,517	$1,024,783	$880,891	$—	$230,077,993

Beginning units	51,008	60,211	65,291	5,536,066	9,078,252
Units issued	6,623	8,033	3,713	496,638	2,070,861
Units redeemed	(22,880)	(18,805)	(13,298)	(6,032,704)	(1,582,780)
Ending units	34,751	49,439	55,706	—	9,566,333

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(317,248)	$(1,117,957)	$(1,485,950)	$3,819	$(12,089)
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,892)	(659,217)	(326,274)	53,251	237,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	3,000	—
Annuity payments	—	(14,513)	(33,678)	—	—
Surrenders, withdrawals and death benefits	(2,344,884)	(4,187,133)	(8,057,083)	(14,035)	(22,974)
Net transfers between other subaccounts
or fixed rate option	(7,349,245)	(63,669,240)	(19,462,714)	734	(34,494)
Miscellaneous transactions	49	1,086	620	—	25
Other charges	(6,140)	(37,628)	(41,298)	(703)	(2,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,700,220)	(67,907,428)	(27,594,153)	(11,004)	(60,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,816,112)	(68,566,645)	(27,920,427)	42,247	177,769

NET ASSETS
Beginning of period	18,823,994	70,432,053	76,946,121	237,488	750,391
End of period	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Beginning units	1,552,462	6,458,633	6,205,994	15,163	246,748
Units issued	28,948	17,646	235,224	455	649
Units redeemed	(826,715)	(6,305,169)	(2,428,155)	(1,097)	(17,578)
Ending units	754,695	171,110	4,013,063	14,521	229,819

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,961)	$(1,060,063)	$(14,316,078)	$(29,906,023)	$(11,524)
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	85,808	(145,188)	149,555,721	194,685,642	253,479

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	136,830,186	81,135,592	—
Annuity payments	—	—	(27,072)	(2,364,147)	—
Surrenders, withdrawals and death benefits	(49,272)	(4,649,056)	(72,041,861)	(96,595,882)	(78,310)
Net transfers between other subaccounts
or fixed rate option	(22,302)	(21,254,990)	23,381,130	2,245,325	(21,778)
Miscellaneous transactions	(22)	(552)	66,262	10,417	—
Other charges	(466)	(35,600)	(1,525,220)	(19,289,580)	(2,119)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(72,062)	(25,940,198)	86,683,425	(34,858,275)	(102,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,746	(26,085,386)	236,239,146	159,827,367	151,272

NET ASSETS
Beginning of period	389,391	62,227,719	867,292,614	1,812,804,594	1,419,339
End of period	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Beginning units	21,863	5,334,309	67,998,532	159,342,936	78,706
Units issued	17	245,725	11,052,777	8,631,650	124
Units redeemed	(3,600)	(2,455,428)	(4,804,043)	(11,525,287)	(5,428)
Ending units	18,280	3,124,606	74,247,266	156,449,299	73,402

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,634,909)	$(195,165)	$(8,828,667)	$(56,082)	$(2,103,527)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,190,166	15,839	79,579,088	430,686	20,574,297

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,715,147	—	37,385,895	1,428,481	10,143,173
Annuity payments	(86,078)	—	(91,395)	—	(13,172)
Surrenders, withdrawals and death benefits	(17,135,037)	(1,602,361)	(28,350,582)	(376,624)	(8,083,074)
Net transfers between other subaccounts
or fixed rate option	40,559,167	(4,161,916)	20,478,342	948,498	30,571,496
Miscellaneous transactions	(186)	—	(4,078)	(24)	(487)
Other charges	(2,865,706)	(5,272)	(6,977,840)	(19,514)	(1,199,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,187,307	(5,769,549)	22,440,342	1,980,817	31,418,467

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,377,473	(5,753,710)	102,019,430	2,411,503	51,992,764

NET ASSETS
Beginning of period	250,514,242	12,900,729	526,895,616	4,761,643	114,425,227
End of period	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Beginning units	23,109,898	1,278,693	43,064,173	477,807	7,262,169
Units issued	5,945,802	77,911	5,273,008	297,682	3,267,174
Units redeemed	(2,941,489)	(647,295)	(3,428,036)	(114,862)	(1,399,744)
Ending units	26,114,211	709,309	44,909,145	660,627	9,129,599

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$(136,143)	$(164,139)	$(2,009,457)	$(15,448)	$(148,497,444)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(133,017)	4,175,962	20,014,699	585,330	501,059,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,515,643	6,655,837	354,253	1,700,066,752
Annuity payments	—	—	(87,335)	—	(295,518)
Surrenders, withdrawals and death benefits	(3,558,735)	(1,119,991)	(8,197,774)	(227,038)	(408,496,632)
Net transfers between other subaccounts
or fixed rate option	17,192,057	12,912,362	13,597,030	(5,117,256)	15,375,182
Miscellaneous transactions	16	400	1,647	99	81,261
Other charges	(1,846)	(59,852)	(1,129,100)	(5,861)	(1,053,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,631,492	17,248,562	10,840,305	(4,995,803)	1,305,677,809

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,498,475	21,424,524	30,855,004	(4,410,473)	1,806,736,967

NET ASSETS
Beginning of period	2,283,950	5,865,446	111,579,556	4,410,473	6,908,726,072
End of period	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Beginning units	231,276	636,365	8,006,604	523,530	655,377,516
Units issued	1,767,421	1,835,897	2,579,500	96,117	123,913,254
Units redeemed	(384,739)	(266,171)	(1,817,306)	(619,647)	(4,174,865)
Ending units	1,613,958	2,206,091	8,768,798	—	775,115,905

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,685,205)	$(1,868,174)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,173,547	7,758,006	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,047,330	9,374,837	4,515,307	2,143,963	—
Annuity payments	(69,481)	(120,163)	—	—	—
Surrenders, withdrawals and death benefits	(4,247,249)	(13,963,427)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	(350,561,929)	(383,803,859)	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	(72)	1,715	(10,124)	(20,097)	(2,114)
Other charges	(1,407,215)	(1,457,606)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(341,238,616)	(389,968,503)	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(329,065,069)	(382,210,497)	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	329,065,069	382,210,497	9,886,681	8,567,441	11,494,782
End of period	$—	$—	$17,609,476	$12,959,602	$5,080,781

Beginning units	29,655,807	37,614,800	711,832	603,848	1,025,175
Units issued	2,222,322	1,833,454	436,963	261,405	237,486
Units redeemed	(31,878,129)	(39,448,254)	(82,524)	(106,810)	(805,730)
Ending units	—	—	1,066,271	758,443	456,931

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503
The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,415,982)	$(2,204,243)	$(2,349,213)	$(159,895)	$(208,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,415,982)	6,664,599	3,014,140	786,051	840,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,153,713	955,460	414,880	19,928	44,537
Annuity payments	(2,203,915)	(1,318,525)	(881,938)	(67,962)	(229,470)
Surrenders, withdrawals and death benefits	(13,984,325)	(18,117,025)	(16,094,372)	(1,143,647)	(1,617,550)
Net transfers between other subaccounts
or fixed rate option	5,783,429	517,542	(2,505,288)	(512,238)	(388,008)
Miscellaneous transactions	24,107	(1,739)	285	79	400
Other charges	(131,534)	(45,086)	(155,682)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,358,525)	(18,009,373)	(19,222,115)	(1,703,840)	(2,190,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,774,507)	(11,344,774)	(16,207,975)	(917,789)	(1,349,703)

NET ASSETS
Beginning of period	107,185,401	159,894,031	178,478,525	12,196,240	15,669,048
End of period	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Beginning units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761
Units issued	14,510,027	766,733	288,016	30,511	34,589
Units redeemed	(22,247,217)	(7,676,573)	(7,123,316)	(630,876)	(871,449)
Ending units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,375,020)	$7,405,697	$(49,055)	$988,392	$(781,840)
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,509,279	20,258,716	765,314	26,101,965	1,434,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,200,741	604,172	20,000	909,610	162,345
Annuity payments	(1,640,060)	(1,060,435)	(16,726)	(1,337,768)	(256,392)
Surrenders, withdrawals and death benefits	(22,689,755)	(17,765,247)	(414,161)	(26,262,963)	(4,301,241)
Net transfers between other subaccounts
or fixed rate option	(3,594,263)	(3,118,449)	(85,370)	(3,079,316)	(1,176,558)
Miscellaneous transactions	(374)	(6,370)	(1,626)	(2,226)	(387)
Other charges	(346,259)	(221,739)	—	(345,015)	(69,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,069,970)	(21,568,068)	(497,883)	(30,117,678)	(5,641,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,560,691)	(1,309,352)	267,431	(4,015,713)	(4,206,379)

NET ASSETS
Beginning of period	238,363,779	150,112,838	3,397,080	277,103,597	56,279,684
End of period	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Beginning units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
Units issued	1,030,494	363,366	10,339	2,140,150	302,709
Units redeemed	(10,863,947)	(5,471,190)	(109,872)	(12,919,087)	(2,782,192)
Ending units	78,961,808	31,833,690	681,242	91,196,336	22,600,017

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,729,468)	$(749,011)	$(62,267)	$578,507	$(472,755)
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,518,222)	12,216,936	131,199	10,165,937	6,171,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	858,901	83,522	21,091	160,150	239,454
Annuity payments	(2,384,828)	(405,953)	(64,618)	(492,171)	(1,216,995)
Surrenders, withdrawals and death benefits	(24,814,005)	(4,957,581)	(1,283,138)	(5,010,499)	(7,272,870)
Net transfers between other subaccounts
or fixed rate option	(5,916,854)	(1,187,683)	(124,436)	(331,061)	(1,481,502)
Miscellaneous transactions	(5,483)	1,669	(2,874)	1,806	(825)
Other charges	(268,902)	(13,573)	(4,830)	(16,779)	(31,177)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,531,171)	(6,479,599)	(1,458,805)	(5,688,554)	(9,763,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,049,393)	5,737,337	(1,327,606)	4,477,383	(3,592,794)

NET ASSETS
Beginning of period	287,288,500	53,804,558	18,591,683	61,636,157	75,202,721
End of period	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Beginning units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742
Units issued	863,422	274,055	382,014	328,669	64,994
Units redeemed	(11,400,413)	(1,650,899)	(1,235,512)	(2,143,619)	(3,761,551)
Ending units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(452,830)	$1,963,289	$(105,876)	$(740,446)	$87,834
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(548,746)	(4,825,554)	1,203,839	495,170	4,418,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	354,287	243,449	22,163	202,300	64,148
Annuity payments	(274,176)	(412,718)	(155,562)	(285,146)	(112,131)
Surrenders, withdrawals and death benefits	(6,048,682)	(4,775,401)	(1,660,214)	(5,449,510)	(2,382,973)
Net transfers between other subaccounts
or fixed rate option	(820,737)	(134,198)	(545,399)	(1,295,958)	547,941
Miscellaneous transactions	1,018	2,884	1,056	2,423	(786)
Other charges	(20,524)	(19,333)	(5,384)	(19,159)	(6,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,808,814)	(5,095,317)	(2,343,340)	(6,845,050)	(1,890,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,357,560)	(9,920,871)	(1,139,501)	(6,349,880)	2,528,046

NET ASSETS
Beginning of period	57,068,864	61,960,226	18,118,528	58,697,974	24,981,071
End of period	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Beginning units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414
Units issued	248,752	180,892	103,571	126,686	504,663
Units redeemed	(2,845,617)	(2,046,972)	(968,297)	(2,480,463)	(1,106,724)
Ending units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(318,647)	$(582,403)	$(38,177)	$(99,934)	$(1,351,893)
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	561,292	(112,896)	2,264,134	624	18,420,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,495	46,606	14,168	7,511	390,407
Annuity payments	(225,507)	(135,731)	(139,434)	(30,250)	(336,731)
Surrenders, withdrawals and death benefits	(2,098,059)	(3,963,044)	(2,120,193)	(1,129,740)	(7,477,077)
Net transfers between other subaccounts
or fixed rate option	(787,445)	(2,103,525)	(1,199,526)	(212,064)	(2,979,735)
Miscellaneous transactions	(1,251)	(606)	(23)	209	(4,200)
Other charges	(8,522)	(11,302)	(5,964)	(1,563)	(227,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,077,289)	(6,167,602)	(3,450,972)	(1,365,897)	(10,634,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,515,997)	(6,280,498)	(1,186,838)	(1,365,273)	7,785,392

NET ASSETS
Beginning of period	24,715,375	46,546,311	25,263,935	8,080,719	85,720,913
End of period	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Beginning units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793
Units issued	62,136	65,099	38,794	596,329	602,509
Units redeemed	(1,250,424)	(2,537,060)	(2,197,706)	(1,864,881)	(4,633,517)
Ending units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,217)	$(1,601,742)	$(464,087)	$(7,074,370)	$(3,657,305)
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,471)	2,423,362	(1,571,673)	45,286,387	4,262,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	50,846	593,226	52,855	9,059,252	9,370,150
Annuity payments	(19,837)	(507,539)	(65,316)	(67,674)	(126,901)
Surrenders, withdrawals and death benefits	(747,373)	(9,113,239)	(2,434,916)	(20,162,785)	(10,211,086)
Net transfers between other subaccounts
or fixed rate option	(507,557)	(1,974,140)	(277,373)	(19,539,435)	9,254,399
Miscellaneous transactions	450	(1,299)	(1,161)	463	(2,313)
Other charges	(29,112)	(276,733)	(77,592)	(5,314,757)	(2,061,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,252,583)	(11,279,724)	(2,803,503)	(36,024,936)	6,222,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,412,054)	(8,856,362)	(4,375,176)	9,261,451	10,484,896

NET ASSETS
Beginning of period	10,478,967	107,539,140	31,562,928	522,927,282	229,030,232
End of period	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Beginning units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
Units issued	72,438	528,208	411,044	7,958,419	4,912,304
Units redeemed	(776,058)	(4,718,914)	(2,308,898)	(10,503,079)	(4,649,190)
Ending units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(24,532,704)	$(1,776,768)	$(2,836,700)	$(2,166,393)	$(1,602,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,896,217	3,489,793	23,017,224	6,833,900	10,877,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,319,688	1,455,550	10,401,819	2,441,161	3,361,334
Annuity payments	(257,418)	(24,864)	(123,148)	(85,701)	(56,207)
Surrenders, withdrawals and death benefits	(65,634,214)	(4,976,977)	(10,343,847)	(5,379,835)	(4,510,706)
Net transfers between other subaccounts
or fixed rate option	(40,554,382)	(2,233,821)	11,566,329	(9,419,529)	544,060
Miscellaneous transactions	(1,179)	(648)	12,894	(5,845)	(5,318)
Other charges	(15,583,517)	(999,852)	(1,464,981)	(1,313,811)	(916,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(76,711,022)	(6,780,612)	10,049,066	(13,763,560)	(1,583,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,814,805)	(3,290,819)	33,066,290	(6,929,660)	9,293,508

NET ASSETS
Beginning of period	1,537,582,158	116,779,157	169,187,218	148,073,161	97,023,449
End of period	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Beginning units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209
Units issued	20,262,404	2,777,058	6,041,646	3,370,514	2,405,015
Units redeemed	(26,269,169)	(3,375,502)	(5,290,336)	(4,230,929)	(2,503,386)
Ending units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,626,093)	$(7,801,033)	$(4,499,361)	$(9,063,930)	$(5,721,913)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,258,831	(7,551,887)	61,525,716	7,540,083	10,452,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,671,452	9,696,116	8,710,453	16,512,057	7,515,530
Annuity payments	(49,662)	(88,206)	(265,828)	(161,873)	(121,825)
Surrenders, withdrawals and death benefits	(4,863,115)	(20,940,797)	(14,900,970)	(37,148,198)	(16,644,286)
Net transfers between other subaccounts
or fixed rate option	26,447,492	(13,665,973)	(1,105,478)	16,578,685	23,299,319
Miscellaneous transactions	(2,523)	(1,606)	(4,857)	546	(6,864)
Other charges	(873,263)	(4,764,837)	(4,146,550)	(7,325,570)	(3,411,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,330,381	(29,765,303)	(11,713,230)	(11,544,353)	10,630,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,589,212	(37,317,190)	49,812,486	(4,004,270)	21,083,359

NET ASSETS
Beginning of period	89,370,733	534,194,321	361,250,654	652,219,088	369,142,998
End of period	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Beginning units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522
Units issued	3,543,601	9,709,192	6,708,410	13,739,242	6,700,564
Units redeemed	(2,223,749)	(11,858,950)	(7,703,444)	(14,740,673)	(6,385,478)
Ending units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,751,618)	$(4,522,725)	$(2,563,309)	$(2,936,183)	$(4,029,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(366,304)	40,427,060	29,935	22,541,069	44,934,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,089,590	9,730,875	9,444,681	10,706,012	7,244,621
Annuity payments	(160,714)	(70,972)	(124,553)	—	(118,447)
Surrenders, withdrawals and death benefits	(5,372,071)	(11,439,977)	(11,943,488)	(8,638,169)	(10,718,794)
Net transfers between other subaccounts
or fixed rate option	8,652,477	35,267,545	12,753,472	23,657,784	8,684,095
Miscellaneous transactions	1,396	(4,779)	313	(1,168)	7,114
Other charges	(1,145,185)	(2,572,687)	(1,155,842)	(1,713,953)	(2,266,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,065,493	30,910,005	8,974,583	24,010,506	2,832,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,699,189	71,337,065	9,004,518	46,551,575	47,767,022

NET ASSETS
Beginning of period	120,117,495	262,670,273	152,557,618	176,410,664	217,496,445
End of period	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Beginning units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544
Units issued	2,615,434	6,827,230	6,178,220	4,219,246	12,903,630
Units redeemed	(2,210,917)	(5,362,258)	(5,299,047)	(3,024,148)	(13,054,011)
Ending units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,380,659)	$(5,231,437)	$(2,867,283)	$(2,180,133)	$(23,628,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524,093,099	14,438,404	(1,769,685)	4,485,204	54,203,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	356,630,709	8,446,564	1,529,239	5,469,808	54,569,541
Annuity payments	(1,486,103)	(100,736)	(13,246)	(76,009)	(245,959)
Surrenders, withdrawals and death benefits	(357,591,755)	(14,568,567)	(6,805,673)	(7,682,342)	(53,239,804)
Net transfers between other subaccounts
or fixed rate option	(62,862,319)	9,030,383	(1,048,221)	253,031	(47,858,238)
Miscellaneous transactions	(30,464)	(2,443)	1,657	1,072	12,825
Other charges	(114,419,349)	(3,311,103)	(1,645,714)	(1,789,123)	(16,633,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(179,759,281)	(505,902)	(7,981,958)	(3,823,563)	(63,394,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	344,333,818	13,932,502	(9,751,643)	661,641	(9,191,939)

NET ASSETS
Beginning of period	10,255,015,741	346,411,660	187,875,266	171,608,096	1,520,153,781
End of period	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Beginning units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370
Units issued	138,247,700	7,790,031	6,571,484	5,090,390	34,704,413
Units redeemed	(152,180,367)	(8,084,026)	(7,488,615)	(5,551,922)	(41,485,525)
Ending units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(120,782,146)	$(53,070,845)	$(109,070,871)	$(70,498,498)	$(51,708,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,059,974	110,886,137	292,907,793	152,509,133	66,450,355

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,187,773	45,078,406	298,733,880	120,240,291	193,115,290
Annuity payments	(916,357)	(343,080)	(3,635,779)	(3,744,891)	(519,865)
Surrenders, withdrawals and death benefits	(254,996,933)	(140,303,799)	(306,767,271)	(241,139,302)	(119,316,453)
Net transfers between other subaccounts
or fixed rate option	2,781,081	(138,577,851)	(35,753,899)	(31,516,474)	(31,633,621)
Miscellaneous transactions	35,880	12,803	(13,469)	(10,656)	(2,030)
Other charges	(73,567,474)	(29,232,082)	(68,012,512)	(40,118,837)	(35,907,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,523,970	(263,365,603)	(115,449,050)	(196,289,869)	5,735,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,583,944	(152,479,466)	177,458,743	(43,780,736)	72,186,264

NET ASSETS
Beginning of period	7,420,464,190	3,252,181,897	6,905,422,764	4,282,307,366	3,264,546,020
End of period	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Beginning units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536
Units issued	120,003,789	77,319,249	67,426,545	33,491,596	56,085,146
Units redeemed	(120,053,889)	(101,460,352)	(74,535,824)	(47,974,372)	(55,312,038)
Ending units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(112,299,803)	$(95,391,634)	$(9,294,668)	$(3,936,682)	$(3,011,333)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	511,132,275	278,001,189	622,459	(3,936,682)	16,135,642

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,317,801	162,892,026	16,658,821	56,298,332	5,151,211
Annuity payments	(574,987)	(525,382)	(231,948)	(2,261,141)	(160,786)
Surrenders, withdrawals and death benefits	(249,844,559)	(207,804,725)	(25,993,472)	(671,220,421)	(7,814,501)
Net transfers between other subaccounts
or fixed rate option	8,528,357	(91,600,760)	(7,979,702)	615,139,228	(1,867,777)
Miscellaneous transactions	37,987	13,935	(6,136)	6,133	1,321
Other charges	(79,681,498)	(66,103,332)	(5,105,391)	(1,637,290)	(1,615,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,216,899)	(203,128,238)	(22,657,828)	(3,675,159)	(6,306,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,915,376	74,872,951	(22,035,369)	(7,611,841)	9,829,433

NET ASSETS
Beginning of period	7,139,929,647	6,092,155,725	623,578,887	237,142,425	195,870,766
End of period	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Beginning units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675
Units issued	156,697,150	78,904,874	10,500,501	40,755,006	4,167,827
Units redeemed	(161,609,268)	(94,788,484)	(11,735,181)	(41,251,951)	(4,634,784)
Ending units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(26,667,436)	$(1,795,571)	$(2,303,439)	$(70,399,075)	$(9,704,021)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	305,371,340	12,209,719
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	(41,004,845)	15,162,299
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,284,555	(2,311,958)	(11,985,515)	193,967,420	17,667,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,210,550	5,351,634	6,022,282	(8,729)	12,234,977
Annuity payments	(1,593,241)	(169,928)	(44,136)	(395,524)	(189,667)
Surrenders, withdrawals and death benefits	(86,353,782)	(5,788,179)	(7,117,861)	(158,225,243)	(28,573,099)
Net transfers between other subaccounts
or fixed rate option	(12,194,832)	2,004,966	1,343,346	312,955,391	69,870,860
Miscellaneous transactions	(90)	(1,691)	567	35,954	(667)
Other charges	(15,439,972)	(896,397)	(2,418,840)	(54,535,084)	(5,631,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,371,367)	500,405	(2,214,642)	99,826,765	47,711,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,086,812)	(1,811,553)	(14,200,157)	293,794,185	65,379,347

NET ASSETS
Beginning of period	1,687,494,695	121,599,178	211,151,906	2,669,601,373	549,910,193
End of period	$1,625,407,883	$119,787,625	$196,951,749	$2,963,395,558	$615,289,540

Beginning units	153,110,082	11,459,892	18,344,854	209,767,187	46,716,613
Units issued	33,602,363	3,987,160	5,398,282	1,266,999,393	19,679,418
Units redeemed	(42,978,704)	(4,122,712)	(5,765,847)	(1,247,544,152)	(15,856,233)
Ending units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,402,603)	$(281,500)	$(1,154,828)	$(2,747,380)	$(4,395,259)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	668,361	72,909	3,161,022	(12,613,586)	19,914,415
Net change in unrealized gain (loss) on investments	440,147	158,876	(3,628,054)	28,261,267	39,717,363
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(294,095)	(49,715)	(1,621,860)	12,900,301	55,236,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,797,173	1,887,758	6,720,639
Annuity payments	(52,449)	—	(2,903)	(25,935)	(58,361)
Surrenders, withdrawals and death benefits	(5,676,050)	(1,018,189)	(2,964,156)	(6,173,081)	(11,724,004)
Net transfers between other subaccounts
or fixed rate option	(229,210)	(719,114)	1,747,253	5,379,260	(7,102,888)
Miscellaneous transactions	(326)	(7)	(803)	(214)	(2,509)
Other charges	(39,479)	(5,520)	(668,462)	(1,769,227)	(2,684,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,997,514)	(1,742,830)	(91,898)	(701,439)	(14,851,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,291,609)	(1,792,545)	(1,713,758)	12,198,862	40,384,993

NET ASSETS
Beginning of period	66,648,231	13,886,703	73,697,938	160,260,733	273,930,315
End of period	$60,356,622	$12,094,158	$71,984,180	$172,459,595	$314,315,308

Beginning units	5,765,193	1,151,504	4,979,077	20,043,730	16,007,468
Units issued	499,784	195,519	2,003,528	10,713,731	5,743,267
Units redeemed	(1,016,737)	(332,566)	(2,070,268)	(11,248,131)	(6,669,236)
Ending units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(81,715,438)	$(59,661,172)	$(33,284,760)	$(28,248,573)	$(6,436)
Capital gains distributions received	—	—	—	—	5,897
Net realized gain (loss) on shares redeemed	110,603,137	89,730,258	77,964,062	48,530,036	10,614
Net change in unrealized gain (loss) on investments	178,542,551	69,070,589	12,551,767	33,366,614	(1,377)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	207,430,250	99,139,675	57,231,069	53,648,077	8,698

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	131,110,673	164,559,516	145,958,527	74,572,480	100,000
Annuity payments	(400,528)	(157,910)	(2,942)	(169,864)	—
Surrenders, withdrawals and death benefits	(166,744,090)	(132,785,418)	(58,552,083)	(66,962,771)	(56,017)
Net transfers between other subaccounts
or fixed rate option	(234,888,564)	(157,694,186)	(59,366,527)	(63,853,768)	(36,935)
Miscellaneous transactions	32,034	(4,287)	(3,561)	(11,444)	27
Other charges	(57,191,672)	(45,553,950)	(24,128,858)	(20,814,987)	(4,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(328,082,147)	(171,636,235)	3,904,556	(77,240,354)	2,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,651,897)	(72,496,560)	61,135,625	(23,592,277)	11,492

NET ASSETS
Beginning of period	5,403,209,989	3,973,304,158	2,146,386,334	1,842,733,997	555,060
End of period	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720	$566,552

Beginning units	397,986,184	325,283,394	160,974,034	156,015,105	25,341
Units issued	110,909,256	69,905,685	46,510,103	37,795,311	18,263
Units redeemed	(137,275,026)	(84,518,312)	(45,917,090)	(44,479,539)	(18,964)
Ending units	371,620,414	310,670,767	161,567,047	149,330,877	24,640

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$3,275	$(7,607)	$(24,947)	$(2,999)	$(7,340)
Capital gains distributions received	—	—	—	—	28,534
Net realized gain (loss) on shares redeemed	16,579	34,381	179,704	21,061	(10,922)
Net change in unrealized gain (loss) on investments	(29,129)	47,725	(277,227)	18,639	45,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,275)	74,499	(122,470)	36,701	55,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	24,096	86	3,558
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,601)	(20,064)	(102,825)	(8,026)	(96,979)
Net transfers between other subaccounts
or fixed rate option	482,500	68,623	(385,749)	99,089	23,740
Miscellaneous transactions	14	(3)	(12)	(6)	(5)
Other charges	(5,023)	(5,126)	(15,238)	(2,539)	(4,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	447,890	43,430	(479,728)	88,604	(74,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	438,615	117,929	(602,198)	125,305	(18,369)

NET ASSETS
Beginning of period	439,409	716,349	2,299,814	274,093	575,434
End of period	$878,024	$834,278	$1,697,616	$399,398	$557,065

Beginning units	24,443	70,110	105,003	19,000	36,589
Units issued	44,706	49,840	29,656	13,045	10,011
Units redeemed	(20,470)	(49,781)	(52,477)	(8,915)	(14,972)
Ending units	48,679	70,169	82,182	23,130	31,628

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,218)	$1,049	$(5,834)	$(2,739)	$1,801
Capital gains distributions received	6,403	—	30,640	—	—
Net realized gain (loss) on shares redeemed	8,993	30,707	(30,467)	(1,989)	9,953
Net change in unrealized gain (loss) on investments	60,669	(15,541)	96,993	52,001	24,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,847	16,215	91,332	47,273	36,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,812	24,652	—	—
Annuity payments	—	(14,544)	—	—	(9,862)
Surrenders, withdrawals and death benefits	(101,654)	(33,166)	(88,684)	(60,808)	(3,885)
Net transfers between other subaccounts
or fixed rate option	175,890	(59,257)	227,796	46,472	126,029
Miscellaneous transactions	(11)	11	22	28	(3)
Other charges	(2,975)	(2,859)	(3,794)	(1,744)	(1,984)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,250	(102,003)	159,992	(16,052)	110,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	143,097	(85,788)	251,324	31,221	146,381

NET ASSETS
Beginning of period	344,080	531,833	573,909	208,973	101,940
End of period	$487,177	$446,045	$825,233	$240,194	$248,321

Beginning units	24,617	39,738	32,933	14,418	8,492
Units issued	16,748	13,886	26,235	9,598	13,204
Units redeemed	(13,864)	(20,975)	(20,028)	(10,990)	(5,846)
Ending units	27,501	32,649	39,140	13,026	15,850

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$4,547	$(13,806)	$(2,037)	$(1,257,064)	$(2,510,393)
Capital gains distributions received	23,307	82,763	—	—	—
Net realized gain (loss) on shares redeemed	35,129	45,067	31,786	4,688,905	9,211,181
Net change in unrealized gain (loss) on investments	24,582	(84,132)	66,892	4,338,005	(13,322,264)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	87,565	29,892	96,641	7,769,846	(6,621,476)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,556	—	—	1,809,894	7,924,774
Annuity payments	—	—	—	(5,895)	(5,930)
Surrenders, withdrawals and death benefits	(15,024)	(72,054)	(60,516)	(3,018,799)	(7,644,095)
Net transfers between other subaccounts
or fixed rate option	80,418	(42,002)	(145,043)	4,896,985	(4,238,453)
Miscellaneous transactions	(4)	(13)	1,693	(942)	(5,289)
Other charges	(5,978)	(7,589)	(6,835)	(697,550)	(1,553,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	75,968	(121,658)	(210,701)	2,983,693	(5,522,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,533	(91,766)	(114,060)	10,753,539	(12,144,032)

NET ASSETS
Beginning of period	643,480	1,109,388	1,056,537	77,722,137	176,172,813
End of period	$807,013	$1,017,622	$942,477	$88,475,676	$164,028,781

Beginning units	45,311	67,267	84,850	5,423,171	9,403,773
Units issued	28,134	15,982	19,119	2,402,511	3,813,793
Units redeemed	(22,437)	(23,038)	(38,678)	(2,289,616)	(4,139,314)
Ending units	51,008	60,211	65,291	5,536,066	9,078,252

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(480,698)	$(1,694,484)	$(1,978,201)	$3,201	$(12,846)
Capital gains distributions received	—	—	—	17,381	41,836
Net realized gain (loss) on shares redeemed	712,780	499,739	2,886,292	(5,215)	129
Net change in unrealized gain (loss) on investments	10,901	415,576	(330,582)	(16,828)	(38,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	242,983	(779,169)	577,509	(1,461)	(9,103)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(54,500)	—	—	—
Surrenders, withdrawals and death benefits	(2,916,597)	(5,413,599)	(6,128,140)	(48,243)	(88,743)
Net transfers between other subaccounts
or fixed rate option	(5,007,131)	2,816,768	(13,048,586)	(19,558)	11,119
Miscellaneous transactions	659	(655)	3,506	—	80
Other charges	(9,652)	(44,508)	(50,082)	(657)	(2,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,932,721)	(2,696,494)	(19,223,302)	(68,458)	(80,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,689,738)	(3,475,663)	(18,645,793)	(69,919)	(89,409)

NET ASSETS
Beginning of period	26,513,732	73,907,716	95,591,914	307,407	839,800
End of period	$18,823,994	$70,432,053	$76,946,121	$237,488	$750,391

Beginning units	2,183,676	6,710,477	7,667,275	19,989	273,879
Units issued	529,848	1,714,223	1,852,531	417	5,279
Units redeemed	(1,161,062)	(1,966,067)	(3,313,812)	(5,243)	(32,410)
Ending units	1,552,462	6,458,633	6,205,994	15,163	246,748

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,467)	$(1,573,919)	$(12,328,426)	$(27,929,219)	$7,699
Capital gains distributions received	37,144	—	—	—	137,404
Net realized gain (loss) on shares redeemed	3,666	2,656,475	9,899,895	35,536,308	54,035
Net change in unrealized gain (loss) on investments	(8,865)	(582,180)	41,718,363	70,852,146	(57,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,478	500,376	39,289,832	78,459,235	141,999

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	135,309,672	95,922,033	—
Annuity payments	—	(22,086)	—	(1,672,383)	—
Surrenders, withdrawals and death benefits	(26,016)	(4,518,814)	(57,850,116)	(84,227,045)	(89,181)
Net transfers between other subaccounts
or fixed rate option	(3,479)	(5,486,309)	13,031,424	(29,847,882)	(76,991)
Miscellaneous transactions	84	94	14,241	(3,301)	(16)
Other charges	(470)	(44,230)	(964,323)	(17,892,623)	(2,237)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,881)	(10,071,345)	89,540,898	(37,721,201)	(168,425)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,403)	(9,570,969)	128,830,730	40,738,034	(26,426)

NET ASSETS
Beginning of period	393,794	71,798,688	738,461,884	1,772,066,560	1,445,765
End of period	$389,391	$62,227,719	$867,292,614	$1,812,804,594	$1,419,339

Beginning units	23,493	6,111,253	60,583,576	163,921,893	88,703
Units issued	1,685	3,075,324	12,046,608	36,035,896	885
Units redeemed	(3,315)	(3,852,268)	(4,631,652)	(40,614,853)	(10,882)
Ending units	21,863	5,334,309	67,998,532	159,342,936	78,706

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,243,928)	$(195,879)	$(7,630,072)	$(45,668)	$(1,203,111)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,756,848	342,983	10,346,532	82,651	984,516
Net change in unrealized gain (loss) on investments	4,938,930	(414,557)	6,046,595	266,060	9,237,543
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,451,850	(267,453)	8,763,055	303,043	9,018,948

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,663,637	—	45,070,960	878,236	7,538,669
Annuity payments	(223,312)	—	(141,850)	—	(6,903)
Surrenders, withdrawals and death benefits	(17,595,387)	(1,711,517)	(16,279,930)	(264,112)	(3,437,953)
Net transfers between other subaccounts
or fixed rate option	37,376,630	6,231,377	(12,049,245)	681,188	51,866,799
Miscellaneous transactions	(3,957)	140	1,600	(166)	120
Other charges	(2,660,251)	(5,219)	(6,081,501)	(12,840)	(704,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,557,360	4,514,781	10,520,034	1,282,306	55,256,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,009,210	4,247,328	19,283,089	1,585,349	64,275,361

NET ASSETS
Beginning of period	214,505,032	8,653,401	507,612,527	3,176,294	50,149,866
End of period	$250,514,242	$12,900,729	$526,895,616	$4,761,643	$114,425,227

Beginning units	20,329,528	853,847	42,484,679	350,145	3,551,338
Units issued	10,643,038	869,968	18,290,741	489,878	5,399,681
Units redeemed	(7,862,668)	(445,122)	(17,711,247)	(362,216)	(1,688,850)
Ending units	23,109,898	1,278,693	43,064,173	477,807	7,262,169
The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(61,422)	$(50,492)	$(1,281,655)	$(35,743)	$(109,824,713)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	215,220	(104,704)	1,063,135	(80,120)	301,281
Net change in unrealized gain (loss) on investments	(70,284)	659,865	9,611,670	380,696	367,171,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,514	504,669	9,393,150	264,833	257,648,178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,170,489	6,282,860	1,018,599	2,814,120,306
Annuity payments	—	—	(520)	—	(29,637)
Surrenders, withdrawals and death benefits	(565,039)	(348,887)	(3,371,780)	(141,495)	(263,192,549)
Net transfers between other subaccounts
or fixed rate option	(864,981)	859,832	44,073,771	282,562	33,660,082
Miscellaneous transactions	18	(625)	(4,142)	360	(46,041)
Other charges	(1,448)	(15,081)	(741,251)	(13,764)	(698,261)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,431,450)	1,665,728	46,238,938	1,146,262	2,583,813,900

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,347,936)	2,170,397	55,632,088	1,411,095	2,841,462,078

NET ASSETS
Beginning of period	3,631,886	3,695,049	55,947,468	2,999,378	4,067,263,994
End of period	$2,283,950	$5,865,446	$111,579,556	$4,410,473	$6,908,726,072

Beginning units	367,737	453,887	4,530,041	387,464	412,304,763
Units issued	24,596	313,621	5,522,196	217,636	244,850,755
Units redeemed	(161,057)	(131,143)	(2,045,633)	(81,570)	(1,778,002)
Ending units	231,276	636,365	8,006,604	523,530	655,377,516

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,282,120)	$(5,922,074)	$(87,827)	$(59,810)	$(2,462,028)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	723,079	4,898,431	59,400	32,940	18,898,575
Net change in unrealized gain (loss) on investments	15,543,340	11,824,304	852,566	713,467	(3,052,476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,984,299	10,800,661	824,139	686,597	13,384,071

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,599,685	53,973,981	2,332,478	2,313,836	—
Annuity payments	—	(8,564)	—	—	(166,673)
Surrenders, withdrawals and death benefits	(8,298,212)	(29,571,873)	(227,979)	(220,538)	(9,189,161)
Net transfers between other subaccounts
or fixed rate option	26,681,741	65,180,962	298,398	64,492	(199,124,158)
Miscellaneous transactions	5,040	1,026	(719)	(119)	1,469
Other charges	(3,563,224)	(4,445,586)	(23,867)	(27,601)	(49,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,425,030	85,129,946	2,378,311	2,130,070	(208,527,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,409,329	95,930,607	3,202,450	2,816,667	(195,143,488)

NET ASSETS
Beginning of period	245,655,740	286,279,890	6,684,231	5,750,774	206,638,270
End of period	$329,065,069	$382,210,497	$9,886,681	$8,567,441	$11,494,782

Beginning units	23,213,095	29,033,066	520,998	446,384	18,385,955
Units issued	12,936,131	22,698,567	282,642	286,142	1,263,669
Units redeemed	(6,493,419)	(14,116,833)	(91,808)	(128,678)	(18,624,449)
Ending units	29,655,807	37,614,800	711,832	603,848	1,025,175

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,165,498)	$(119,521)	$(184,153)	$(277,350)	$(166,392)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(7,773,706)	(13,533)	44,120	24,716	24,228
Net change in unrealized gain (loss) on investments	37,233,465	1,162,899	2,089,413	3,314,179	1,697,946
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,294,261	1,029,845	1,949,380	3,061,545	1,555,782

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	212,556,096	4,827,583	10,189,172	13,928,918	8,582,243
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,591,465)	(1,215,412)	(2,292,213)	(2,787,535)	(2,494,541)
Net transfers between other subaccounts
or fixed rate option	32,551,732	821,378	2,142,896	3,277,575	2,704,657
Miscellaneous transactions	19,735	(1,634)	(2,512)	(125)	974
Other charges	(8,650,833)	(123,121)	(187,745)	(280,996)	(169,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	226,885,265	4,308,794	9,849,598	14,137,837	8,623,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,179,526	5,338,639	11,798,978	17,199,382	10,179,296

NET ASSETS
Beginning of period	527,805,997	15,774,134	23,321,129	35,130,981	19,534,879
End of period	$774,985,523	$21,112,773	$35,120,107	$52,330,363	$29,714,175

Beginning units	50,130,867	1,563,435	2,274,694	3,374,462	2,047,834
Units issued	39,534,946	661,412	1,327,736	1,791,187	1,230,246
Units redeemed	(18,891,239)	(233,098)	(391,489)	(459,263)	(350,332)
Ending units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(73,003)	$(80,846)	$(136,641)	$(11,359)	$(14,605)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(50,863)	(30,303)	39,196	44,812	14,519
Net change in unrealized gain (loss) on investments	399,571	968,543	524,249	162,935	168,873
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,705	857,394	426,804	196,388	168,787

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,499,076	6,689,439	8,564,206	1,081,024	1,164,263
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(746,765)	(748,404)	(2,062,553)	(72,361)	(175,382)
Net transfers between other subaccounts
or fixed rate option	(22,293)	854,204	1,225,668	1,241,040	(90,307)
Miscellaneous transactions	2,203	1,880	(2,148)	(360)	(104)
Other charges	(75,966)	(80,038)	(134,562)	(10,928)	(14,363)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,656,255	6,717,081	7,590,611	2,238,415	884,107

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,931,960	7,574,475	8,017,415	2,434,803	1,052,894

NET ASSETS
Beginning of period	10,494,494	10,253,599	15,431,517	642,335	1,976,206
End of period	$13,426,454	$17,828,074	$23,448,932	$3,077,138	$3,029,100

Beginning units	1,127,233	1,017,276	1,573,821	70,527	212,801
Units issued	461,152	788,940	1,052,883	296,544	145,364
Units redeemed	(174,127)	(114,989)	(302,867)	(73,829)	(54,883)
Ending units	1,414,258	1,691,227	2,323,837	293,242	303,282

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(19,798)	$(1,595,263)	$(1,125,715)	$(5,988)	$(3,575)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,731)	(812,921)	797,182	9,056	1,725
Net change in unrealized gain (loss) on investments	57,454	9,741,827	(4,889,537)	22,154	8,841
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	30,925	7,333,643	(5,218,070)	25,222	6,991

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,394,070	67,602,627	—	873,458	411,222
Annuity payments	—	—	(31,470)	—	—
Surrenders, withdrawals and death benefits	(87,676)	(1,035,910)	(4,627,404)	(25,096)	(33,802)
Net transfers between other subaccounts
or fixed rate option	189,634	24,192,428	106,344,456	236,284	146,872
Miscellaneous transactions	28	(2,272)	1,734	47	(26)
Other charges	(19,681)	(1,434,217)	(29,072)	(5,427)	(3,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,476,375	89,322,656	101,658,244	1,079,266	520,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,300	96,656,299	96,440,174	1,104,488	527,745

NET ASSETS
Beginning of period	2,613,060	71,145,806	26,041,796	353,700	268,241
End of period	$4,120,360	$167,802,105	$122,481,970	$1,458,188	$795,986

Beginning units	276,304	7,329,717	2,626,136	35,245	26,546
Units issued	204,182	10,333,777	14,489,438	139,644	69,079
Units redeemed	(48,366)	(1,573,958)	(4,745,977)	(35,836)	(18,907)
Ending units	432,120	16,089,536	12,369,597	139,053	76,718

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,607)	$(6,309)	$(6,613)	$(6,586)	$(7,285)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,836)	2,739	4,855	(4,797)	(6,083)
Net change in unrealized gain (loss) on investments	3,102	3,431	35,277	(5,512)	37,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,341)	(139)	33,519	(16,895)	24,275

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	788,199	667,020	993,711	613,277	1,018,251
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,329)	(19,779)	(69,173)	(30,310)	(31,166)
Net transfers between other subaccounts
or fixed rate option	(112,325)	477,990	(38,643)	293,040	106,230
Miscellaneous transactions	(153)	(65)	(8)	39	(354)
Other charges	(3,336)	(6,018)	(5,831)	(6,284)	(6,890)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	634,056	1,119,148	880,056	869,762	1,086,071

TOTAL INCREASE (DECREASE) IN NET ASSETS	627,715	1,119,009	913,575	852,867	1,110,346

NET ASSETS
Beginning of period	262,713	301,702	569,304	473,108	686,716
End of period	$890,428	$1,420,711	$1,482,879	$1,325,975	$1,797,062

Beginning units	27,820	29,892	59,495	50,001	73,164
Units issued	104,366	119,784	131,232	110,767	144,352
Units redeemed	(34,800)	(11,796)	(40,172)	(15,469)	(26,139)
Ending units	97,386	137,880	150,555	145,299	191,377

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(16,150)	$(5,022)	$(26,901)	$176,850	$145,875
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,587)	(972)	31,941	(62,114)	6,523
Net change in unrealized gain (loss) on investments	63,050	41,073	264,107	404,736	65,556
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,313	35,079	269,147	519,472	217,954

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,174,740	702,982	4,012,299	15,344,305	3,927,618
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(141,718)	(29,838)	(136,510)	(275,048)	(198,320)
Net transfers between other subaccounts
or fixed rate option	821,047	100,270	1,493,683	(429,321)	466,853
Miscellaneous transactions	(128)	(71)	378	(1,179)	(1,670)
Other charges	(15,555)	(4,729)	(23,581)	(68,982)	(16,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,838,386	768,614	5,346,269	14,569,775	4,178,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,882,699	803,693	5,615,416	15,089,247	4,396,378

NET ASSETS
Beginning of period	968,256	395,854	1,719,440	5,541,593	1,218,011
End of period	$3,850,955	$1,199,547	$7,334,856	$20,630,840	$5,614,389

Beginning units	99,816	40,649	178,446	555,957	121,950
Units issued	334,588	95,589	644,697	1,713,531	478,753
Units redeemed	(38,211)	(16,688)	(125,429)	(263,933)	(70,131)
Ending units	396,193	119,550	697,714	2,005,555	530,572

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/4/2016*	8/5/2016*
	to	to
	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(714,401)	$7,761
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	(7,036,285)	(235,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,804,752)	(238,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,522
Annuity payments	—	(22,147)
Surrenders, withdrawals and death benefits	(1,987,658)	(183,255)
Net transfers between other subaccounts
or fixed rate option	145,469,832	6,142,100
Miscellaneous transactions	(3,250)	(180)
Other charges	(1,820)	(10,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	143,477,104	5,933,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,672,352	5,695,940

NET ASSETS
Beginning of period	—	—
End of period	$134,672,352	$5,695,940

Beginning units	—	—
Units issued	16,515,510	638,626
Units redeemed	(2,835,270)	(53,211)
Ending units	13,680,240	585,415

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2017

Note 1: General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares) (formerly Janus Aspen Janus Portfolio)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio (formerly
Janus Henderson VIT Research Portfolio (Institutional	AST Value Equity Portfolio)
Shares) (formerly Janus Aspen Janus Portfolio)	AST High Yield Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST Small-Cap Growth Opportunities Portfolio
Shares) (formerly Janus Aspen Overseas Portfolio)	AST WEDGE Capital Mid-Cap Value Portfolio

A 84

Note 1:	General (continued)

AST Small-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Goldman Sachs Mid-Cap Growth Portfolio	AST Boston Partners Large-Cap Value Portfolio*
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
AST Lord Abbett Core Fixed Income Portfolio	AST Bond Portfolio 2020
AST Loomis Sayles Large-Cap Growth Portfolio	AST Bond Portfolio 2017
AST MFS Growth Portfolio	AST Bond Portfolio 2021
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST T. Rowe Price Natural Resources Portfolio	AST Bond Portfolio 2022
AST T. Rowe Price Asset Allocation Portfolio	AST Quantitative Modeling Portfolio
AST MFS Global Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Templeton Global Bond Portfolio	AST Prudential Core Bond Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Bond Portfolio 2023
AST Capital Growth Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Balanced Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2024
AST FI Pyramis Quantitative Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Prudential Growth Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Advanced Strategies Portfolio	AST QMA Emerging Markets Equity Portfolio*
AST T. Rowe Price Large-Cap Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Government Money Market Portfolio	AST BlackRock iShares ETF Portfolio*
AST Small-Cap Growth Portfolio	AST Defensive Asset Allocation Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio	AST AQR Large-Cap Portfolio
AST International Value Portfolio	AST QMA Large-Cap Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2025
AST Investment Grade Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Goldman Sachs Global Growth Allocation
AST Bond Portfolio 2018	Portfolio
AST Bond Portfolio 2019	AST T. Rowe Price Diversified Real Growth Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Schroders Global Tactical Portfolio*	Portfolio
AST RCM World Trends Portfolio	AST Managed Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST FQ Absolute Return Currency Portfolio
ProFund VP Consumer Services	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Financials	AST Legg Mason Diversified Growth Portfolio
ProFund VP Health Care	AST Bond Portfolio 2026
ProFund VP Industrials	AST AB Global Bond Portfolio
ProFund VP Mid-Cap Growth	AST Goldman Sachs Global Income Portfolio
ProFund VP Mid-Cap Value	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Real Estate	AST Wellington Management Global Bond Portfolio
ProFund VP Small-Cap Growth	AST Neuberger Berman Long/Short Portfolio
ProFund VP Small-Cap Value	AST Wellington Management Real Total Return
ProFund VP Telecommunications	Portfolio
ProFund VP Utilities	AST QMA International Core Equity Portfolio
ProFund VP Large-Cap Growth	AST Managed Alternatives Portfolio

A 85

Note 1:	General (continued)

AST Emerging Managers Diversified Portfolio	AST Bond Portfolio 2027
AST Columbia Adaptive Risk Allocation Portfolio	NVIT Emerging Markets Fund (Class D)
Blackrock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2028
JPMorgan Insurance Trust Income Builder Portfolio	AST Bond Portfolio 2016**
(Class 2)
________

*	Subaccount was no longer available for investment at December 31, 2017.

**	Subaccount was no longer available for investment at December 31, 2017, and had no activity during 2017.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 28, 2017	AST BlackRock iShares ETF Portfolio	AST Goldman Sachs Multi-Asset Portfolio
April 28, 2017	AST Boston Partners Large-Cap Value Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
April 28, 2017	AST Defensive Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
April 28, 2017	AST QMA Emerging Markets Equity Portfolio	AST AQR Emerging Markets Equity Portfolio
April 28, 2017	AST Schroders Global Tactical Portfolio	AST Prudential Growth Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Certain prior period contract owner transaction amounts in the Statements of Changes in Net Assets have been reclassified to conform to the current period’s presentation.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

A 86

Note 2:	Significant Accounting Policies (continued)

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment.

As of December 31, 2017, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2017, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2017 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$14,256,442	$28,750,974
Prudential Diversified Bond Portfolio	1,080,578	18,760,530
Prudential Equity Portfolio (Class I)	458,447	25,242,318
Prudential Flexible Managed Portfolio	224,230	1,963,768
Prudential Conservative Balanced Portfolio	64,809	2,039,756
Prudential Value Portfolio (Class I)	678,629	34,233,908
Prudential High Yield Bond Portfolio	1,301,287	19,242,939
Prudential Natural Resources Portfolio (Class I)	170,232	520,732
Prudential Stock Index Portfolio	2,816,568	43,649,091
Prudential Global Portfolio	920,403	8,022,430
Prudential Jennison Portfolio (Class I)	1,490,884	39,956,581
Prudential Small Capitalization Stock Portfolio	1,534,204	9,087,747

A 87

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
T. Rowe Price International Stock Portfolio	$1,429,489	$2,897,609
T. Rowe Price Equity Income Portfolio (Equity Income Class)	216,278	10,811,070
Invesco V.I. Core Equity Fund (Series I)	33,163	9,235,927
Janus Henderson VIT Research Portfolio (Institutional Shares)	387,644	7,966,132
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	132,705	7,576,038
MFS Research Series (Initial Class)	228,270	2,698,592
MFS Growth Series (Initial Class)	728,239	7,854,529
American Century VP Value Fund (Class I)	477,665	3,917,622
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	407,783	3,097,476
Prudential Jennison 20/20 Focus Portfolio (Class I)	312,282	7,100,511
Davis Value Portfolio	88,326	3,469,397
AB VPS Large Cap Growth Portfolio (Class B)	1,331,609	1,436,691
Prudential SP Small Cap Value Portfolio (Class I)	1,465,531	14,481,480
Janus Henderson VIT Research Portfolio (Service Shares)	149,371	1,271,445
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,203,029	14,821,345
Prudential SP International Growth Portfolio (Class I)	884,825	5,025,083
AST Goldman Sachs Large-Cap Value Portfolio	128,791,005	69,645,953
AST Cohen & Steers Realty Portfolio	29,631,275	40,077,749
AST J.P. Morgan Strategic Opportunities Portfolio	51,059,583	150,099,010
AST T. Rowe Price Large-Cap Value Portfolio	19,714,532	17,637,978
AST High Yield Portfolio	39,102,763	37,175,466
AST Small-Cap Growth Opportunities Portfolio	29,466,912	28,276,737
AST WEDGE Capital Mid-Cap Value Portfolio	15,054,711	21,495,402
AST Small-Cap Value Portfolio	33,585,318	38,854,333
AST Goldman Sachs Mid-Cap Growth Portfolio	60,081,365	82,358,998
AST Hotchkis & Wiley Large-Cap Value Portfolio	48,626,264	69,439,526
AST Lord Abbett Core Fixed Income Portfolio	81,555,394	63,738,877
AST Loomis Sayles Large-Cap Growth Portfolio	43,493,263	93,055,615
AST MFS Growth Portfolio	31,136,084	28,705,641
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	54,897,701	53,935,143
AST BlackRock Low Duration Bond Portfolio	45,435,307	44,859,400
AST QMA US Equity Alpha Portfolio	48,207,204	47,093,493
AST T. Rowe Price Natural Resources Portfolio	44,339,004	51,559,645
AST T. Rowe Price Asset Allocation Portfolio	243,456,184	756,884,419
AST MFS Global Equity Portfolio	61,041,830	59,955,813
AST J.P. Morgan International Equity Portfolio	41,303,252	29,232,540
AST Templeton Global Bond Portfolio	31,816,767	19,269,383
AST Wellington Management Hedged Equity Portfolio	60,414,088	144,768,073
AST Capital Growth Asset Allocation Portfolio	485,892,408	571,721,332
AST Academic Strategies Asset Allocation Portfolio	209,447,884	354,657,861
AST Balanced Asset Allocation Portfolio	234,137,550	608,505,397
AST Preservation Asset Allocation Portfolio	501,718,916	556,945,657
AST FI Pyramis Quantitative Portfolio	122,806,858	263,100,881
AST Prudential Growth Allocation Portfolio	5,900,371,369	834,007,993
AST Advanced Strategies Portfolio	120,682,110	498,521,598
AST T. Rowe Price Large-Cap Growth Portfolio	118,323,465	116,892,842
AST Government Money Market Portfolio	314,295,243	344,250,389
AST Small-Cap Growth Portfolio	40,342,953	39,617,737
AST BlackRock/Loomis Sayles Bond Portfolio	183,033,596	162,570,601

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$21,049,349	$20,258,152
AST International Growth Portfolio	45,819,008	43,120,666
AST Investment Grade Bond Portfolio	822,577,670	2,629,094,361
AST Western Asset Core Plus Bond Portfolio	147,616,446	80,273,022
AST Bond Portfolio 2018	44,456,944	17,078,519
AST Bond Portfolio 2019	575,610	3,896,015
AST Global Real Estate Portfolio	11,397,261	12,643,554
AST Parametric Emerging Markets Equity Portfolio	52,497,037	32,568,305
AST Goldman Sachs Small-Cap Value Portfolio	56,737,126	55,493,549
AST Schroders Global Tactical Portfolio	78,754,437	5,602,337,491
AST RCM World Trends Portfolio	125,383,859	288,253,594
AST J.P. Morgan Global Thematic Portfolio	141,719,718	145,794,271
AST Goldman Sachs Multi-Asset Portfolio	457,325,158	166,818,754
ProFund VP Consumer Services	158,105	287,820
ProFund VP Consumer Goods	189,157	399,654
ProFund VP Financials	613,656	383,933
ProFund VP Health Care	327,983	495,328
ProFund VP Industrials	465,579	176,533
ProFund VP Mid-Cap Growth	135,008	154,887
ProFund VP Mid-Cap Value	230,342	293,085
ProFund VP Real Estate	184,515	403,002
ProFund VP Small-Cap Growth	242,811	354,457
ProFund VP Small-Cap Value	237,988	158,556
ProFund VP Telecommunications	35,205	156,416
ProFund VP Utilities	99,741	398,091
ProFund VP Large-Cap Growth	150,682	383,214
ProFund VP Large-Cap Value	51,542	225,761
AST Boston Partners Large-Cap Value Portfolio	7,799,331	99,955,649
AST Jennison Large-Cap Growth Portfolio	41,664,487	35,847,280
AST Bond Portfolio 2020	332,123	10,349,591
AST Bond Portfolio 2017	154,131	69,179,516
AST Bond Portfolio 2021	2,757,165	31,837,269
Wells Fargo VT International Equity Fund (Class 1)	7,943	23,108
Wells Fargo VT Omega Growth Fund (Class 1)	2,091	76,284
Wells Fargo VT Small Cap Growth Fund (Class 1)	263	79,286
AST Bond Portfolio 2022	2,713,591	29,713,852
AST Quantitative Modeling Portfolio	148,454,948	76,087,601
AST BlackRock Global Strategies Portfolio	92,770,833	157,535,131
Wells Fargo VT Opportunity Fund (Class 1)	2,161	129,764
AST Prudential Core Bond Portfolio	62,716,049	33,163,650
AST Bond Portfolio 2023	773,901	6,738,615
AST New Discovery Asset Allocation Portfolio	62,555,303	48,943,628
AST Western Asset Emerging Markets Debt Portfolio	3,155,814	1,231,079
AST MFS Large-Cap Value Portfolio	53,906,407	24,591,468
AST Bond Portfolio 2024	17,405,771	3,910,422
AST AQR Emerging Markets Equity Portfolio	20,094,039	3,009,616
AST ClearBridge Dividend Growth Portfolio	37,006,555	28,175,707
AST QMA Emerging Markets Equity Portfolio	876,391	5,887,642
AST Multi-Sector Fixed Income Portfolio	1,207,328,599	50,148,234

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock iShares ETF Portfolio	$23,939,259	$366,863,081
AST Defensive Asset Allocation Portfolio	18,002,274	409,838,952
AST AQR Large-Cap Portfolio	6,279,611	1,388,213
AST QMA Large-Cap Portfolio	3,934,688	1,702,686
AST Bond Portfolio 2025	2,642,696	9,256,246
AST T. Rowe Price Growth Opportunities Portfolio	353,160,946	15,015,367
AST Goldman Sachs Global Growth Allocation Portfolio	5,404,767	1,855,102
AST T. Rowe Price Diversified Real Growth Portfolio	12,333,917	2,953,351
AST Prudential Flexible Multi-Strategy Portfolio	13,607,096	3,794,351
AST BlackRock Multi-Asset Income Portfolio	9,638,718	3,820,157
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,395,119	1,196,606
AST Managed Equity Portfolio	7,937,190	1,583,063
AST Managed Fixed Income Portfolio	8,950,723	3,860,942
AST FQ Absolute Return Currency Portfolio	850,323	1,493,747
AST Jennison Global Infrastructure Portfolio	1,895,955	511,441
AST Goldman Sachs Strategic Income Portfolio	1,702,280	1,089,208
AST Legg Mason Diversified Growth Portfolio	103,104,955	4,613,901
AST Bond Portfolio 2026	51,762,479	96,758,142
AST AB Global Bond Portfolio	2,619,585	1,150,256
AST Goldman Sachs Global Income Portfolio	533,350	122,650
AST Morgan Stanley Multi-Asset Portfolio	514,858	100,496
AST Wellington Management Global Bond Portfolio	488,145	397,171
AST Neuberger Berman Long/Short Portfolio	1,412,931	168,298
AST Wellington Management Real Total Return Portfolio	688,560	207,669
AST QMA International Core Equity Portfolio	4,750,661	466,978
AST Managed Alternatives Portfolio	2,512,083	449,149
AST Emerging Managers Diversified Portfolio	2,536,896	434,771
AST Columbia Adaptive Risk Allocation Portfolio	5,877,666	1,616,275
Blackrock Global Allocation V.I. Fund (Class III)	14,063,647	3,319,643
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	4,601,693	1,775,572
AST Bond Portfolio 2027	61,020,612	112,163,813
NVIT Emerging Markets Fund (Class D)	860,933	1,463,131
AST Bond Portfolio 2028	2,529,843	305,760

Note 6:	Related Party Transactions

The Account has extensive transaction and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (formerly Prudential Investments LLC) ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory

A 90

Note 6:	Related Party Transactions (continued)

agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

As of the close of business on December 15, 2017, the Prudential High Yield Bond Portfolio settled a redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash with an affiliate. See The Prudential Series Fund financial statements for further information.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total return are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2017	72,665	$0.89449	to	$9.69595	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.90718	to	$9.73839	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92491	to	$9.82644	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94316	to	$9.92485	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2013	127,983	$0.96168	to	$10.02367	$150,930	0.00%	(1)	1.00%	to	2.10%	-2.05%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2017	51,465	$2.23643	to	$2.74185	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12454	to	$2.59813	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.04513	to	$2.49504	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08421	to	$2.53667	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	81,007	$1.97826	to	$2.40199	$194,199	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%

	Prudential Equity Portfolio (Class I)
December 31, 2017	48,485	$2.27842	to	$3.94390	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84115	to	$3.17936	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80347	to	$3.10651	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79101	to	$3.07736	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%
December 31, 2013	79,925	$1.69020	to	$2.89713	$214,130	0.00%		1.35%	to	2.00%	30.92%	to	31.75%

	Prudential Flexible Managed Portfolio
December 31, 2017	3,315	$3.35090	to	$3.35090	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.95532	to	$2.95532	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76140	to	$2.76140	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77211	to	$2.77211	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%
December 31, 2013	5,642	$2.53115	to	$2.53115	$14,280	0.00%		1.40%	to	1.40%	18.48%	to	18.48%

	Prudential Conservative Balanced Portfolio
December 31, 2017	4,680	$2.99007	to	$2.99007	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.69825	to	$2.69825	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55040	to	$2.55040	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.57585	to	$2.57585	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%
December 31, 2013	8,177	$2.40130	to	$2.40130	$19,636	0.00%		1.40%	to	1.40%	14.55%	to	14.55%

	Prudential Value Portfolio (Class I)
December 31, 2017	69,321	$2.28093	to	$4.64455	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.98670	to	$4.02566	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.81725	to	$3.66437	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.01704	to	$4.04747	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%
December 31, 2013	116,026	$1.86670	to	$3.72763	$316,368	0.00%		1.35%	to	2.00%	30.49%	to	31.32%

	Prudential High Yield Bond Portfolio
December 31, 2017	28,650	$2.43084	to	$17.12757	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29212	to	$16.10941	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00427	to	$14.05181	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.08850	to	$14.60641	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%
December 31, 2013	47,473	$2.06706	to	$14.41969	$201,311	6.32%		1.35%	to	2.00%	5.15%	to	5.81%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2017	618	$5.29513	to	$5.29513	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.37916	to	$5.37916	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35091	to	$4.35091	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14406	to	$6.14406	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%
December 31, 2013	1,009	$7.77806	to	$7.77806	$7,850	0.00%		1.40%	to	1.40%	8.70%	to	8.70%

	Prudential Stock Index Portfolio
December 31, 2017	79,672	$1.85603	to	$4.30927	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55385	to	$3.59736	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41298	to	$3.26182	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42009	to	$3.26890	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%
December 31, 2013	130,864	$1.27465	to	$2.92538	$316,543	0.00%		1.35%	to	2.00%	29.31%	to	30.14%
A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2017	20,167	$1.48268	to	$3.28499	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.20776	to	$2.66817	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.17604	to	$2.59035	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.16831	to	$2.56578	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%
December 31, 2013	30,874	$1.15067	to	$2.51978	$67,256	0.00%	1.35%	to	2.00%	24.79%	to	25.59%

	Prudential Jennison Portfolio (Class I)
December 31, 2017	70,792	$1.72333	to	$5.09919	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28203	to	$3.78242	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.31559	to	$3.87018	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20021	to	$3.52028	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%
December 31, 2013	120,569	$1.10982	to	$3.24547	$317,172	0.00%	1.35%	to	2.00%	34.96%	to	35.83%

	Prudential Small Capitalization Stock Portfolio
December 31, 2017	9,680	$4.59901	to	$7.05653	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.13694	to	$6.33209	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32403	to	$5.07539	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.45796	to	$5.26694	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	15,356	$3.33520	to	$5.06760	$67,442	0.00%	1.35%	to	1.65%	38.67%	to	39.08%

	T. Rowe Price International Stock Portfolio
December 31, 2017	10,240	$1.45532	to	$2.01627	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.15671	to	$1.59864	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15125	to	$1.58722	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18092	to	$1.62418	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%
December 31, 2013	13,481	$1.21548	to	$1.66761	$22,371	0.85%	1.35%	to	1.65%	12.20%	to	12.54%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2017	16,255	$2.56268	to	$4.03183	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.24509	to	$3.52364	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91495	to	$2.99816	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.08981	to	$3.26392	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	25,950	$1.97830	to	$3.08233	$79,490	1.54%	1.35%	to	1.65%	27.62%	to	27.99%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2017	23,685	$1.59120	to	$3.07508	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.42911	to	$2.75507	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.31740	to	$2.53351	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42106	to	$2.72627	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%
December 31, 2013	38,677	$1.33567	to	$2.55624	$97,180	1.38%	1.35%	to	1.65%	27.15%	to	27.53%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2017	17,051	$1.56619	to	$3.30725	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24492	to	$2.62234	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.25910	to	$2.64571	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21494	to	$2.54666	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	28,310	$1.09299	to	$2.28537	$63,509	0.78%	1.35%	to	1.65%	28.22%	to	28.60%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2017	16,962	$1.96336	to	$3.59601	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52204	to	$2.78080	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65372	to	$3.01418	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.83897	to	$3.34371	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	25,331	$2.12113	to	$3.84746	$96,032	3.13%	1.35%	to	1.65%	12.70%	to	13.04%

	MFS Research Series (Initial Class)
December 31, 2017	5,304	$2.09967	to	$3.45639	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.72992	to	$2.84082	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.61710	to	$2.64905	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63066	to	$2.66475	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
December 31, 2013	8,883	$1.50408	to	$2.45201	$21,700	0.33%	1.35%	to	1.65%	30.13%	to	30.52%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS Growth Series (Initial Class)
December 31, 2017	15,863	$2.03812	to	$3.86028	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.57652	to	$2.97872	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56429	to	$2.94835	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.47837	to	$2.77955	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	25,118	$1.37938	to	$2.58719	$64,475	0.23%	1.35%	to	1.65%	34.63%	to	35.03%

	American Century VP Value Fund (Class I)
December 31, 2017	6,738	$3.18564	to	$3.91837	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.97766	to	$3.65359	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51211	to	$3.07494	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.65685	to	$3.24394	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	10,636	$2.38831	to	$2.90895	$30,803	1.65%	1.35%	to	1.65%	29.59%	to	29.97%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2017	7,437	$1.88334	to	$3.30962	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.57697	to	$2.76434	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.53866	to	$2.69077	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.60675	to	$2.80296	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	11,731	$1.51967	to	$2.64465	$30,317	0.00%	1.35%	to	1.65%	35.92%	to	36.31%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2017	13,523	$3.07738	to	$3.31617	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40092	to	$2.58090	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40178	to	$2.57551	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.29737	to	$2.45756	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	22,694	$2.17940	to	$2.32560	$52,712	0.00%	1.35%	to	1.65%	27.77%	to	28.15%

	Davis Value Portfolio
December 31, 2017	12,130	$2.03765	to	$2.14658	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.68897	to	$1.77405	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53445	to	$1.60704	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.53523	to	$1.60314	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%
December 31, 2013	20,232	$1.47145	to	$1.53200	$30,760	0.84%	1.35%	to	1.65%	31.26%	to	31.65%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2017	5,895	$1.41754	to	$1.49492	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09420	to	$1.15062	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.08660	to	$1.13924	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$0.99640	to	$1.04158	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%
December 31, 2013	7,839	$0.88970	to	$0.92729	$7,205	0.00%	1.35%	to	1.65%	34.78%	to	35.18%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2017	26,956	$2.70883	to	$3.68521	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46039	to	$3.33068	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$1.99837	to	$2.69201	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15175	to	$2.88444	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%
December 31, 2013	45,199	$2.08949	to	$2.78722	$116,216	0.00%	1.35%	to	2.00%	34.76%	to	35.61%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2017	4,943	$1.28226	to	$2.91700	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02225	to	$2.31883	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.03673	to	$2.34486	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00336	to	$2.26282	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%
December 31, 2013	8,225	$0.90515	to	$2.03533	$12,065	0.66%	1.40%	to	2.00%	27.44%	to	28.20%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2017	31,152	$2.08074	to	$4.70150	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.72823	to	$3.89360	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68478	to	$3.78454	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75488	to	$3.93032	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
December 31, 2013	51,864	$1.62968	to	$3.63925	$137,598	0.00%	1.35%	to	2.00%	25.95%	to	26.76%

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2017	16,536	$1.06471	to	$2.68018	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.79731	to	$2.00102	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84098	to	$2.10438	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.82745	to	$2.06435	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%
December 31, 2013	26,352	$0.89246	to	$2.22017	$43,541	0.00%	1.35%	to	2.00%	16.54%	to	17.29%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2017	36,026	$12.24532	to	$23.57079	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25440	to	$21.89511	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.17726	to	$20.01155	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96235	to	$21.39027	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%
December 31, 2013	15,311	$11.42443	to	$19.27594	$221,801	0.00%	0.55%	to	3.25%	25.90%	to	32.81%

	AST Cohen & Steers Realty Portfolio
December 31, 2017	12,441	$11.49818	to	$31.05029	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.91590	to	$29.79355	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50466	to	$28.97784	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.64573	to	$28.17786	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%
December 31, 2013	13,244	$9.68396	to	$21.94358	$186,235	0.00%	0.55%	to	3.25%	-1.36%	to	2.57%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2017	111,352	$12.44794	to	$16.63081	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26302	to	$15.03722	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.00591	to	$14.68376	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.18827	to	$14.91662	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%
December 31, 2013	131,617	$10.76626	to	$14.34386	$1,639,217	0.00%	0.55%	to	3.25%	7.42%	to	10.42%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2017	8,178	$11.32236	to	$22.05958	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78081	to	$19.29478	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.27899	to	$18.53439	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.94566	to	$20.11564	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%
December 31, 2013	10,554	$11.69942	to	$20.19327	$156,741	0.00%	0.55%	to	3.25%	25.84%	to	33.89%

	AST High Yield Portfolio
December 31, 2017	14,829	$11.59419	to	$18.82273	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86186	to	$17.85478	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.47712	to	$15.77372	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89459	to	$16.67561	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%
December 31, 2013	16,564	$10.42183	to	$16.57675	$216,591	0.00%	0.55%	to	3.25%	3.70%	to	6.59%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2017	8,199	$12.22476	to	$31.71645	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.63926	to	$25.32160	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01138	to	$23.96900	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.35563	to	$24.11445	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%
December 31, 2013	10,131	$12.91409	to	$23.42720	$165,527	0.00%	0.55%	to	3.25%	33.40%	to	40.04%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2017	5,461	$12.78380	to	$30.81359	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.87863	to	$26.50191	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.62571	to	$23.70041	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23471	to	$25.87248	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%
December 31, 2013	6,399	$12.06993	to	$22.94256	$104,911	0.00%	0.55%	to	3.25%	23.34%	to	31.69%

	AST Small-Cap Value Portfolio
December 31, 2017	6,775	$13.62288	to	$29.83207	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80031	to	$28.33077	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99297	to	$22.35385	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54465	to	$23.81628	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%
December 31, 2013	7,038	$12.47438	to	$23.06551	$116,350	0.00%	0.55%	to	3.25%	27.51%	to	36.64%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2017	29,239	$12.48662	to	$28.89444	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91006	to	$23.17737	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83409	to	$23.24614	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31270	to	$25.12814	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%
December 31, 2013	15,464	$12.28300	to	$22.97023	$261,949	0.00%	0.55%	to	3.25%	25.09%	to	31.46%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2017	22,705	$13.62825	to	$29.00321	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53285	to	$24.80628	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70319	to	$21.09411	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.81514	to	$23.33405	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%
December 31, 2013	25,383	$11.16325	to	$20.91410	$365,289	0.00%	0.55%	to	3.25%	31.12%	to	39.09%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2017	56,508	$10.27556	to	$15.08156	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03100	to	$14.87608	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86125	to	$14.78095	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18285	to	$15.15769	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%
December 31, 2013	46,780	$9.71214	to	$14.52525	$533,925	0.00%	0.55%	to	3.25%	-5.19%	to	-2.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2017	18,619	$14.82140	to	$33.92641	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24130	to	$26.00664	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.73986	to	$25.11237	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.25817	to	$23.25943	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%
December 31, 2013	16,363	$12.76835	to	$21.44225	$255,014	0.00%	0.55%	to	3.25%	30.12%	to	35.86%

	AST MFS Growth Portfolio
December 31, 2017	7,414	$13.77953	to	$29.04752	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63355	to	$22.65541	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.52964	to	$22.66308	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13384	to	$21.54740	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%
December 31, 2013	7,176	$12.75859	to	$20.20752	$113,750	0.00%	0.55%	to	3.25%	29.91%	to	35.95%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2017	16,836	$12.80688	to	$34.16965	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35231	to	$30.61307	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.68512	to	$26.39664	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02363	to	$28.51908	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%
December 31, 2013	15,234	$12.86338	to	$25.44872	$259,477	0.00%	0.55%	to	3.25%	31.13%	to	41.23%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2017	16,298	$8.60242	to	$12.09585	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74158	to	$12.02965	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.88893	to	$11.97203	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14331	to	$12.05162	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2013	17,793	$9.45965	to	$12.20183	$185,800	0.00%	0.55%	to	3.25%	-5.35%	to	-2.71%

	AST QMA US Equity Alpha Portfolio
December 31, 2017	10,875	$14.32971	to	$34.89959	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82308	to	$29.10267	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38394	to	$25.83362	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24219	to	$25.55053	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%
December 31, 2013	6,347	$12.26676	to	$22.22337	$103,102	0.00%	0.55%	to	2.95%	24.92%	to	31.70%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2017	26,241	$8.87023	to	$15.08687	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11025	to	$13.86822	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56393	to	$11.28433	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.19862	to	$14.17056	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%
December 31, 2013	29,034	$9.02327	to	$15.67993	$333,568	0.00%	0.55%	to	3.25%	11.63%	to	14.75%
A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2017	717,175	$13.85151	to	$20.66054	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.17840	to	$18.25044	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49045	to	$17.30044	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65463	to	$17.63046	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%
December 31, 2013	535,636	$11.16935	to	$16.97618	$7,295,774	0.00%	0.55%	to	3.25%	12.85%	to	16.19%

	AST MFS Global Equity Portfolio
December 31, 2017	22,832	$13.07346	to	$26.47870	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.64809	to	$21.79721	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.02712	to	$20.74591	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30110	to	$21.46497	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%
December 31, 2013	20,596	$11.84660	to	$21.11684	$320,306	0.00%	0.55%	to	3.25%	20.29%	to	26.93%

	AST J.P. Morgan International Equity Portfolio
December 31, 2017	17,268	$12.12309	to	$19.19734	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15230	to	$15.09703	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49209	to	$15.09904	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.85774	to	$15.83614	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%
December 31, 2013	16,428	$10.62785	to	$17.24255	$207,309	0.00%	0.55%	to	3.25%	11.61%	to	14.73%

	AST Templeton Global Bond Portfolio
December 31, 2017	18,787	$8.72089	to	$12.44759	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83280	to	$12.33854	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.74760	to	$11.95898	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.47925	to	$12.68214	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%
December 31, 2013	19,028	$9.69586	to	$12.75701	$197,497	0.00%	0.55%	to	3.25%	-6.88%	to	-3.21%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2017	119,256	$12.09781	to	$20.56314	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93147	to	$18.45448	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53324	to	$17.66125	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88122	to	$18.12031	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%
December 31, 2013	106,043	$10.58693	to	$17.50990	$1,219,180	0.00%	0.55%	to	3.25%	14.98%	to	19.84%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2017	536,307	$14.78599	to	$22.08013	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.77860	to	$19.09374	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.13656	to	$18.21974	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.24977	to	$18.47645	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%
December 31, 2013	477,773	$11.61737	to	$17.60529	$6,496,923	0.00%	0.55%	to	3.25%	17.67%	to	22.00%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2017	245,825	$11.80946	to	$17.00789	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.76661	to	$15.40048	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35394	to	$14.76472	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.85572	to	$15.55329	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%
December 31, 2013	351,118	$10.61030	to	$15.27338	$4,268,988	0.00%	0.55%	to	3.25%	6.40%	to	9.37%

	AST Balanced Asset Allocation Portfolio
December 31, 2017	489,240	$13.85514	to	$19.82485	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23487	to	$17.58870	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.67893	to	$16.86850	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79468	to	$17.11604	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%
December 31, 2013	500,114	$11.23550	to	$16.38146	$6,621,022	0.00%	0.55%	to	3.25%	13.49%	to	17.00%

	AST Preservation Asset Allocation Portfolio
December 31, 2017	329,485	$12.29028	to	$16.50008	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32357	to	$15.27370	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.88817	to	$14.75560	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03255	to	$15.02176	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
December 31, 2013	372,081	$10.58368	to	$14.47848	$4,626,398	0.00%	0.55%	to	3.25%	5.66%	to	8.61%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FI Pyramis Quantitative Portfolio
December 31, 2017	253,498	$12.49999	to	$19.08352	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.01581	to	$16.70324	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.84576	to	$16.33350	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02371	to	$16.48864	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%
December 31, 2013	248,285	$10.84192	to	$16.29666	$3,164,359	0.00%	0.55%	to	3.25%	11.03%	to	14.13%

	AST Prudential Growth Allocation Portfolio
December 31, 2017	865,745	$13.07674	to	$21.33806	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56133	to	$18.73700	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.70877	to	$17.35014	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.95802	to	$17.79750	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%
December 31, 2013	296,876	$10.20562	to	$16.61628	$3,842,656	0.00%	0.55%	to	3.25%	13.22%	to	16.38%

	AST Advanced Strategies Portfolio
December 31, 2017	410,175	$14.05650	to	$21.50913	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.19811	to	$18.75315	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.55605	to	$17.84949	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63271	to	$18.05257	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%
December 31, 2013	426,587	$11.12429	to	$17.34521	$5,785,628	0.00%	0.55%	to	3.25%	12.52%	to	15.92%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2017	30,787	$14.61551	to	$36.59589	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69163	to	$27.05680	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50087	to	$26.85854	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.22522	to	$24.98767	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%
December 31, 2013	30,311	$13.54255	to	$23.51273	$533,490	0.00%	0.55%	to	3.25%	37.92%	to	43.23%

	AST Government Money Market Portfolio
December 31, 2017	22,117	$7.75820	to	$9.86199	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99087	to	$9.90066	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.24671	to	$9.97360	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49004	to	$10.08368	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%
December 31, 2013	22,470	$8.74050	to	$10.20011	$213,351	0.00%	0.55%	to	3.25%	-3.25%	to	-0.55%

	AST Small-Cap Growth Portfolio
December 31, 2017	10,814	$13.14862	to	$33.53710	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70280	to	$27.59069	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63214	to	$25.09686	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.96730	to	$25.38680	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%
December 31, 2013	11,797	$12.40268	to	$24.92978	$209,244	0.00%	0.55%	to	3.25%	26.69%	to	34.43%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2017	147,932	$9.99097	to	$14.88787	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.86820	to	$14.42933	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.60692	to	$14.00299	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.95820	to	$14.46916	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%
December 31, 2013	201,354	$9.69455	to	$14.04141	$2,248,671	0.00%	0.55%	to	3.25%	-5.03%	to	-2.38%

	AST International Value Portfolio
December 31, 2017	11,483	$10.76476	to	$17.68303	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.85551	to	$14.67838	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.88788	to	$14.87771	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.89959	to	$15.04489	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%
December 31, 2013	7,524	$9.62974	to	$16.44049	$92,461	0.00%	0.55%	to	3.25%	15.59%	to	18.81%

	AST International Growth Portfolio
December 31, 2017	18,218	$11.82643	to	$20.65495	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94166	to	$15.54838	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.47869	to	$16.47336	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.27675	to	$16.28200	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
December 31, 2013	17,172	$9.91250	to	$17.57026	$206,639	0.00%	0.55%	to	3.25%	15.19%	to	18.40%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2017	91,943	$10.39166	to	$17.10935	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.15962	to	$16.55751	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94319	to	$16.04012	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02333	to	$16.00477	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%
December 31, 2013	48,730	$9.57812	to	$15.13806	$621,532	0.00%	0.55%	to	2.65%	-5.75%	to	-3.72%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2017	56,852	$10.92420	to	$14.16469	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.36504	to	$13.45051	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94275	to	$12.91308	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.27737	to	$12.87649	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%
December 31, 2013	38,647	$9.72854	to	$12.12603	$433,901	0.00%	0.55%	to	3.25%	-4.69%	to	-2.03%

	AST Bond Portfolio 2018
December 31, 2017	7,833	$10.27975	to	$13.85319	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.54896	to	$13.93326	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.72979	to	$13.89063	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00100	to	$13.95817	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%
December 31, 2013	8,868	$11.07563	to	$13.77289	$103,179	0.00%	1.15%	to	3.25%	-6.29%	to	-4.26%

	AST Bond Portfolio 2019
December 31, 2017	755	$10.50634	to	$14.00752	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.77642	to	$14.08226	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.97872	to	$14.06169	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.22726	to	$14.09353	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%
December 31, 2013	1,691	$11.03065	to	$13.69295	$20,191	0.00%	1.15%	to	3.25%	-7.93%	to	-5.93%

	AST Global Real Estate Portfolio
December 31, 2017	4,913	$11.05096	to	$22.99078	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05235	to	$21.13691	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.04953	to	$21.35711	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85387	to	$21.79318	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%
December 31, 2013	6,107	$10.08073	to	$19.50272	$82,371	0.00%	0.55%	to	3.25%	0.96%	to	3.77%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2017	21,866	$9.48471	to	$16.48263	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.69657	to	$13.29600	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.90859	to	$12.06351	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.36743	to	$14.76931	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%
December 31, 2013	22,890	$8.85375	to	$15.79714	$237,960	0.00%	0.55%	to	3.25%	-3.03%	to	-0.33%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2017	15,520	$13.48301	to	$31.89211	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12221	to	$28.98016	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.83593	to	$23.76601	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.75944	to	$25.63821	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%
December 31, 2013	17,117	$12.69230	to	$24.38308	$301,627	0.00%	0.55%	to	3.25%	29.72%	to	38.05%

	AST Schroders Global Tactical Portfolio (expired April 28, 2017)
December 31, 2017	—	$10.72040	to	$19.19136	$—	0.00%	0.55%	to	3.25%	3.47%	to	4.40%
December 31, 2016	371,620	$10.31658	to	$18.46553	$5,282,558	0.00%	0.55%	to	3.25%	3.36%	to	6.23%
December 31, 2015	397,986	$9.85084	to	$17.62315	$5,403,210	0.00%	0.55%	to	3.25%	-3.78%	to	-1.09%
December 31, 2014	242,326	$11.66637	to	$18.13826	$3,390,732	0.00%	0.55%	to	3.25%	2.42%	to	5.28%
December 31, 2013	229,670	$11.25123	to	$17.46806	$3,115,315	0.00%	0.55%	to	3.25%	13.73%	to	17.41%

	AST RCM World Trends Portfolio
December 31, 2017	304,321	$12.40431	to	$17.84338	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95400	to	$15.65000	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.72707	to	$15.22173	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.02964	to	$15.54433	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	262,920	$10.76855	to	$15.07275	$3,225,999	0.00%	0.55%	to	3.25%	8.79%	to	11.82%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2017	164,998	$13.66410	to	$20.34045	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85459	to	$17.72985	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43224	to	$17.17857	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72319	to	$17.69896	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%
December 31, 2013	155,830	$11.18390	to	$16.96442	$2,077,440	0.00%	0.55%	to	3.25%	12.50%	to	15.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2017	176,872	$12.07442	to	$16.64571	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93448	to	$15.11310	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54112	to	$14.63787	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79436	to	$15.06034	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%
December 31, 2013	160,349	$10.52772	to	$14.75766	$1,929,095	0.00%	0.55%	to	3.25%	6.25%	to	9.22%

	ProFund VP Consumer Services
December 31, 2017	19	$24.42613	to	$28.51417	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.51822	to	$24.22247	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.14569	to	$23.37776	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.68593	to	$22.45403	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%
December 31, 2013	27	$17.90731	to	$20.07642	$518	0.21%	0.55%	to	2.30%	36.73%	to	39.10%

	ProFund VP Consumer Goods
December 31, 2017	38	$18.50545	to	$22.30308	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45290	to	$19.49188	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25439	to	$18.92880	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96364	to	$18.27284	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%
December 31, 2013	25	$14.81554	to	$16.66911	$404	0.65%	0.55%	to	2.30%	25.57%	to	27.75%

	ProFund VP Financials
December 31, 2017	87	$11.74757	to	$24.34116	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.16752	to	$21.19040	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.01902	to	$15.80683	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.36637	to	$16.13532	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%
December 31, 2013	95	$8.48563	to	$14.36857	$863	0.43%	0.55%	to	2.30%	29.11%	to	31.35%

	ProFund VP Health Care
December 31, 2017	76	$22.65496	to	$28.34819	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.16551	to	$24.12204	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43335	to	$22.70228	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90350	to	$21.73588	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%
December 31, 2013	104	$16.46022	to	$17.66879	$1,795	0.29%	0.55%	to	2.30%	36.62%	to	38.99%

	ProFund VP Industrials
December 31, 2017	38	$17.52172	to	$25.52414	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64370	to	$20.96855	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.69577	to	$17.93702	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45439	to	$18.67500	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%
December 31, 2013	29	$13.04318	to	$17.78615	$422	0.53%	0.55%	to	2.35%	35.02%	to	37.43%

	ProFund VP Mid-Cap Growth
December 31, 2017	32	$18.53624	to	$23.56375	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.02726	to	$20.02751	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52475	to	$17.84091	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.81688	to	$17.88891	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%
December 31, 2013	42	$14.31437	to	$16.98714	$628	0.00%	0.55%	to	2.30%	27.59%	to	29.81%

	ProFund VP Mid-Cap Value
December 31, 2017	25	$17.02379	to	$22.13478	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74407	to	$20.12241	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95243	to	$16.27269	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.43790	to	$17.82890	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%
December 31, 2013	51	$13.40458	to	$16.27030	$759	0.34%	0.55%	to	2.30%	29.19%	to	31.43%
A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2017	17	$12.57180	to	$24.37691	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90215	to	$23.21320	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.51586	to	$17.45217	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74265	to	$17.49199	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%
December 31, 2013	44	$9.60879	to	$14.06912	$446	1.29%	0.55%	to	2.30%	-2.16%	to	-0.46%

	ProFund VP Small-Cap Growth
December 31, 2017	35	$19.69274	to	$28.13292	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83184	to	$25.62340	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17114	to	$21.92754	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34027	to	$22.30194	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%
December 31, 2013	68	$15.35942	to	$22.46084	$1,183	0.00%	0.55%	to	2.90%	36.47%	to	39.65%

	ProFund VP Small-Cap Value
December 31, 2017	17	$18.53206	to	$22.53087	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.22862	to	$20.64982	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.64566	to	$16.12404	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17487	to	$17.67642	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%
December 31, 2013	28	$14.62787	to	$16.79752	$448	0.21%	0.55%	to	2.00%	34.98%	to	36.92%

	ProFund VP Telecommunications
December 31, 2017	9	$12.18557	to	$19.08175	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.37959	to	$19.60331	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.36988	to	$16.20279	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45451	to	$16.04832	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%
December 31, 2013	14	$10.64000	to	$16.04617	$161	2.27%	0.55%	to	2.35%	9.50%	to	11.45%

	ProFund VP Utilities
December 31, 2017	35	$13.74388	to	$20.90968	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.70717	to	$19.00323	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.29562	to	$16.60493	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.34589	to	$17.83892	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%
December 31, 2013	49	$10.03284	to	$14.24930	$560	2.54%	0.55%	to	2.30%	10.77%	to	12.69%

	ProFund VP Large-Cap Growth
December 31, 2017	49	$18.74493	to	$26.52812	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30409	to	$21.78514	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.90752	to	$19.10939	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.69828	to	$18.51933	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%
December 31, 2013	84	$13.31507	to	$16.49009	$1,188	0.33%	0.55%	to	2.30%	27.73%	to	29.95%

	ProFund VP Large-Cap Value
December 31, 2017	56	$13.61134	to	$23.14808	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31037	to	$20.99659	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94123	to	$16.31041	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78374	to	$17.21581	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%
December 31, 2013	105	$11.12739	to	$15.66968	$1,312	0.94%	0.55%	to	2.30%	26.97%	to	29.18%

	AST Boston Partners Large-Cap Value Portfolio (expired April 28, 2017)
December 31, 2017	—	$11.10887	to	$19.06836	$—	0.00%	0.55%	to	3.25%	3.04%	to	3.97%
December 31, 2016	5,536	$10.68884	to	$18.36311	$88,476	0.00%	0.55%	to	3.25%	10.06%	to	13.12%
December 31, 2015	5,423	$9.46149	to	$16.29712	$77,722	0.00%	0.55%	to	3.25%	-7.86%	to	4.05%
December 31, 2014	6,072	$13.25293	to	$17.27505	$93,046	0.00%	0.55%	to	3.25%	6.68%	to	9.66%
December 31, 2013	5,993	$12.19594	to	$15.81555	$84,817	0.00%	0.55%	to	3.25%	24.20%	to	30.71%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2017	9,566	$14.04651	to	$27.28108	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43078	to	$20.27527	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.67760	to	$20.77175	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.27625	to	$18.95352	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%
December 31, 2013	7,114	$13.00723	to	$17.47295	$114,261	0.00%	0.55%	to	3.25%	32.06%	to	35.74%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2020
December 31, 2017	755	$10.94859	to	$12.94419	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.21589	to	$12.97944	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23155	to	$12.87816	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26177	to	$12.83200	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%
December 31, 2013	2,613	$10.48701	to	$12.22814	$30,751	0.00%	1.15%	to	3.25%	-9.55%	to	-7.59%

	AST Bond Portfolio 2017
December 31, 2017	171	$9.87099	to	$10.99786	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.12709	to	$11.12803	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.34648	to	$11.21325	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.67630	to	$11.41153	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
December 31, 2013	8,655	$10.87944	to	$11.80555	$98,018	0.00%	1.15%	to	3.25%	-5.24%	to	-3.18%

	AST Bond Portfolio 2021
December 31, 2017	4,013	$11.47172	to	$13.56296	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67161	to	$13.50690	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82229	to	$13.39143	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.00532	to	$13.35471	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%
December 31, 2013	6,858	$11.52353	to	$12.71942	$81,707	0.00%	1.15%	to	3.25%	-10.02%	to	-8.07%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2017	15	$18.63656	to	$19.83481	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20157	to	$16.10771	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99408	to	$15.81779	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.92875	to	$15.67932	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%
December 31, 2013	37	$16.05615	to	$16.78881	$597	2.36%	1.40%	to	1.85%	17.76%	to	18.28%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2017	230	$3.93787	to	$4.20877	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97174	to	$3.16227	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.20583	to	$3.18208	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20106	to	$3.17517	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%
December 31, 2013	473	$2.14418	to	$3.09314	$1,417	0.39%	1.40%	to	1.85%	37.67%	to	38.29%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2017	18	$21.88231	to	$22.45154	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.66788	to	$18.06542	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.64510	to	$17.05290	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41188	to	$17.75964	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%
December 31, 2013	33	$18.03604	to	$18.31500	$602	0.00%	1.40%	to	1.85%	47.82%	to	48.48%

	AST Bond Portfolio 2022
December 31, 2017	3,125	$10.81598	to	$12.56843	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.00568	to	$12.51794	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17048	to	$12.43617	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.30860	to	$12.32246	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%
December 31, 2013	5,950	$10.59034	to	$11.29472	$64,899	0.00%	1.15%	to	3.25%	-12.68%	to	-10.78%

	AST Quantitative Modeling Portfolio
December 31, 2017	74,247	$12.49130	to	$16.10404	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66032	to	$13.70085	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11339	to	$12.95739	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.54716	to	$13.00950	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%
December 31, 2013	30,084	$11.59795	to	$12.28290	$358,117	0.00%	0.55%	to	2.25%	17.54%	to	21.72%

	AST BlackRock Global Strategies Portfolio
December 31, 2017	156,449	$11.30547	to	$13.58310	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.37548	to	$12.12852	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.02536	to	$11.40201	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68270	to	$11.81961	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%
December 31, 2013	159,964	$10.52625	to	$11.33041	$1,757,753	0.00%	0.55%	to	3.25%	7.25%	to	10.24%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2017	73	$21.24227	to	$21.71125	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92008	to	$18.25306	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.21986	to	$16.53517	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00412	to	$17.25814	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%
December 31, 2013	107	$15.64456	to	$15.80815	$1,674	0.45%	1.40%	to	1.85%	28.61%	to	29.18%

	AST Prudential Core Bond Portfolio
December 31, 2017	26,114	$10.03925	to	$11.89704	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.81877	to	$11.32083	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.73794	to	$10.92367	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09214	to	$11.01361	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
December 31, 2013	14,767	$9.68326	to	$10.44169	$151,663	0.00%	0.55%	to	2.85%	-5.10%	to	-2.85%

	AST Bond Portfolio 2023
December 31, 2017	709	$9.35131	to	$10.42622	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50345	to	$10.58010	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.63768	to	$10.44565	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.69880	to	$10.30246	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%
December 31, 2013	21,962	$8.90118	to	$9.29219	$199,986	0.00%	1.15%	to	3.25%	-13.12%	to	-11.23%

	AST New Discovery Asset Allocation Portfolio
December 31, 2017	44,909	$12.98944	to	$15.18385	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52384	to	$13.10620	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40064	to	$12.63270	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71380	to	$12.86226	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	31,973	$11.30516	to	$12.30125	$383,555	0.00%	0.55%	to	3.15%	14.35%	to	18.26%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2017	661	$10.06002	to	$11.85714	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.38642	to	$10.92774	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65469	to	$9.95247	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.10774	to	$9.70400	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	150	$9.16475	to	$9.52764	$1,404	0.00%	0.55%	to	1.95%	-9.83%	to	-8.03%

	AST MFS Large-Cap Value Portfolio
December 31, 2017	9,130	$13.32560	to	$19.51393	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45474	to	$16.72215	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18463	to	$14.82181	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95451	to	$15.01238	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%
December 31, 2013	1,183	$12.28936	to	$13.69602	$15,936	0.00%	0.55%	to	2.70%	25.05%	to	33.76%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2017	1,614	$9.22494	to	$10.10027	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.52582	to	$10.21662	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.50916	to	$10.14192	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.55706	to	$9.97651	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%
December 31, 2013	7,249	$8.62024	to	$8.80746	$63,244	0.00%	1.15%	to	3.25%	-13.80%	to	11.93%

	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2017	2,206	$11.65250	to	$14.89447	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.80590	to	$11.11804	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92164	to	$9.87917	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56412	to	$9.85401	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%
December 31, 2013	117	$10.06910	to	$10.19183	$1,184	0.00%	0.55%	to	1.95%	0.71%	to	1.92%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2017	8,769	$13.85320	to	$17.16491	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80128	to	$14.57703	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36052	to	$12.75751	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.05572	to	$13.30316	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%
December 31, 2013	1,526	$11.56161	to	$11.77434	$17,800	0.00%	0.55%	to	2.65%	15.64%	to	17.75%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013 and expired April 28, 2017)
December 31, 2017	—	$8.97251	to	$11.88002	$—	0.00%	0.55%	to	1.95%	12.43%	to	12.95%
December 31, 2016	524	$7.98066	to	$10.52430	$4,410	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	387	$7.46775	to	$9.72726	$2,999	0.00%	0.55%	to	1.95%	-18.47%	to	1.94%
December 31, 2014	175	$9.15902	to	$9.85996	$1,639	0.00%	0.55%	to	1.95%	-4.37%	to	-2.01%
December 31, 2013	48	$9.58150	to	$9.69426	$467	0.00%	0.55%	to	1.90%	-4.17%	to	-3.05%

	AST Multi-Sector Fixed Income Portfolio (available February 25, 2013)
December 31, 2017	775,116	$11.24396	to	$11.69575	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54150	to	$10.87675	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86464	to	$10.09622	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37423	to	$10.53178	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	73,129	$9.51265	to	$9.57903	$695,654	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$10.69996	to	$11.94691	$—	0.00%	0.55%	to	3.25%	3.01%	to	3.94%
December 31, 2016	29,656	$10.38750	to	$11.49438	$329,065	0.00%	0.55%	to	3.25%	2.90%	to	5.76%
December 31, 2015	23,213	$10.09470	to	$10.86804	$245,656	0.00%	0.55%	to	3.25%	-2.99%	to	-0.28%
December 31, 2014	17,481	$10.47787	to	$10.89838	$187,270	0.00%	0.55%	to	3.15%	0.32%	to	3.01%
December 31, 2013	8,247	$10.39072	to	$10.58015	$86,639	0.00%	0.55%	to	3.15%	3.93%	to	5.81%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$9.67442	to	$10.80191	$—	0.00%	0.55%	to	3.25%	1.53%	to	2.45%
December 31, 2016	37,615	$9.52850	to	$10.54398	$382,210	0.00%	0.55%	to	3.25%	1.18%	to	3.99%
December 31, 2015	29,033	$9.41736	to	$10.13903	$286,280	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2014	17,739	$9.84515	to	$10.20498	$177,916	0.00%	0.55%	to	3.25%	1.69%	to	4.53%
December 31, 2013	8,260	$9.58831	to	$9.76317	$80,066	0.00%	0.55%	to	3.15%	-4.09%	to	-2.36%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	1,066	$13.70322	to	$17.85383	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.31680	to	$14.69891	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.31617	to	$13.35121	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.15982	to	$13.19717	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%
December 31, 2013	66	$11.61220	to	$11.72588	$766	0.00%	0.55%	to	2.00%	16.14%	to	17.26%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	758	$13.80718	to	$18.12665	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47070	to	$15.01238	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.43704	to	$13.61715	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.16782	to	$13.48446	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%
December 31, 2013	12	$11.64780	to	$11.76574	$136	0.00%	0.55%	to	2.05%	16.50%	to	17.66%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2017	457	$10.73577	to	$11.43018	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.89604	to	$11.62015	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.98948	to	$11.47154	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.13605	to	$11.37768	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2017	99,564	$12.73643	to	$13.45801	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.78774	to	$11.23906	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43320	to	$10.71721	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48352	to	$10.61730	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2017	2,312	$12.19042	to	$12.54184	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53192	to	$10.83766	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.04789	to	$10.12253	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23141	to	$10.25115	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2017	4,010	$12.60115	to	$13.13705	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71027	to	$11.16471	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.06579	to	$10.28399	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34076	to	$10.36085	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2017	5,558	$12.30380	to	$13.04299	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61061	to	$11.21314	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.95940	to	$10.49212	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.52974	to	$10.55012	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014)
December 31, 2017	3,494	$10.54172	to	$11.31622	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03318	to	$10.77246	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.46604	to	$9.87073	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95303	to	$9.97233	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2017	1,743	$10.05440	to	$10.79189	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.41612	to	$10.11179	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26287	to	$9.95233	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68459	to	$9.69330	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2017	2,236	$12.89039	to	$13.75859	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.46987	to	$11.17400	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.03787	to	$10.08586	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28185	to	$10.29105	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2017	2,832	$10.33801	to	$10.49769	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03321	to	$10.19013	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77179	to	$9.84441	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01270	to	$10.03217	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2017	234	$10.00569	to	$11.08185	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.38820	to	$11.51129	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08497	to	$10.07218	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70452	to	$9.71324	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2017	431	$11.74152	to	$12.86089	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.94630	to	$10.91308	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26283	to	$9.32650	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40129	to	$10.41061	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Strategic Income Portfolio (available April 28, 2014)
December 31, 2017	498	$9.38114	to	$10.05724	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47476	to	$10.17493	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44066	to	$9.85997	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72436	to	$9.73320	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2017	25,241	$11.58978	to	$12.11096	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31324	to	$10.62586	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.65663	to	$9.80980	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.93851	to	$9.95398	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2017	8,158	$9.58337	to	$10.21982	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67030	to	$10.09408	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79107	to	$10.00362	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2017	278	$10.49441	to	$10.72288	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32124	to	$10.51420	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92428	to	$10.05358	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2017	117	$10.28925	to	$10.56502	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16408	to	$10.40509	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.98850	to	$10.11344	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2017	144	$9.04615	to	$9.14317	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.10792	to	$9.21021	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.42930	to	$9.53988	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2017	147	$10.28126	to	$10.50562	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14477	to	$10.31575	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95389	to	$10.10343	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2017	271	$11.00302	to	$11.33873	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79109	to	$10.09492	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.53894	to	$9.83983	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2017	199	$9.05587	to	$9.70077	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.98901	to	$9.64576	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.38940	to	$9.73583	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2017	583	$11.49875	to	$13.07284	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29259	to	$10.58267	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30124	to	$9.95406	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2017	609	$9.85255	to	$10.27896	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67218	to	$9.81074	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.64856	to	$9.79147	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2017	319	$11.31771	to	$11.67517	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.96933	to	$10.60661	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.69848	to	$10.01474	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2017	1,097	$11.81898	to	$12.12978	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46420	to	$10.74472	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.60862	to	$9.87115	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2017	2,991	$11.55486	to	$12.02704	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.24971	to	$10.66757	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.95939	to	$9.97066	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2017	790	$11.63564	to	$11.93125	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.50627	to	$10.77213	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.97837	to	$9.98970	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2017	8,868	$9.67130	to	$10.09446	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73404	to	$9.94464	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2017	547	$13.44223	to	$13.55385	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.71702	to	$9.74026	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2017	222	$9.88886	to	$10.10283	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 107

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2017 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 108

Note 7:	Financial Highlights (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 7, which are assessed through the redemptions of units.

A 109

Note 9:	Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio
January 2, 2018	AST Bond Portfolio 2017

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account listed in the table below as of the dates indicated in the table below, the related statements of operations and the statements of changes in net assets for each of the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of the dates indicated in the table below, the results of each of their operations and the changes in each of their net assets for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Consumer Services (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Financials (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Health Care (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Industrials (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Mid-Cap Growth (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Global Portfolio (1)	ProFund VP Real Estate (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Small-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Telecommunications (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Utilities (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Boston Partners Large-Cap Value Portfolio (2)
MFS Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)

A 111

AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (2)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (1)	AST BlackRock iShares ETF Portfolio (2)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (2)
AST MFS Growth Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST Bond Portfolio 2025 (1)
AST QMA US Equity Alpha Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
AST FI Pyramis Quantitative Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Advanced Strategies Portfolio (1)	AST AB Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Government Money Market Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST International Value Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST International Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST Investment Grade Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST Bond Portfolio 2018 (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Bond Portfolio 2019 (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Global Real Estate Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2027 (5)
AST Goldman Sachs Small-Cap Value Portfolio (1)	NVIT Emerging Markets Fund (Class D) (4)
AST Schroders Global Tactical Portfolio (2)	AST Bond Portfolio 2028 (3)
AST RCM World Trends Portfolio (1)
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.

(2) Statement of net assets as of April 28, 2017 (date of expiration), statement of operations for the period January 1, 2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28, 2017 and the year ended December 31, 2016.

(3) Statement of net assets as of December 31, 2017, statement of operations and statement of changes in net assets for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period August 5, 2016 (commencement of operations) through December 31, 2016.

A 112

(5) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period January 4, 2016 (commencement of operations) through December 31, 2016.

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2018

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2017, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2017.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 8, 2018

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2017 and December 31, 2016 (in thousands, except share amounts)

	December 31, 2017	December 31, 2016
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2017 – $4,941,944; 2016 – $5,552,911)	$5,223,302	$5,617,549
Equity securities, available for sale, at fair value (cost: 2017 – $20,754; 2016 – $16,390)	23,122	16,756
Trading account assets, at fair value	56,281	35,328
Policy loans	1,161,101	1,166,456
Short-term investments	1,339	36,657
Commercial mortgage and other loans	1,083,419	1,150,381
Other long-term investments	263,074	344,463
Total investments	7,811,638	8,367,590
Cash and cash equivalents	212,569	96,157
Deferred policy acquisition costs	1,376,211	1,341,093
Accrued investment income	82,341	87,322
Reinsurance recoverables	32,555,500	28,674,226
Receivables from parent and affiliates	300,116	213,952
Other assets	465,467	279,222
Separate account assets	129,655,734	116,606,428
TOTAL ASSETS	$172,459,576	$155,665,990
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$20,036,134	$18,894,893
Future policy benefits	18,593,130	16,503,260
Securities sold under agreements to repurchase	0	68,904
Cash collateral for loaned securities	33,169	74,976
Income taxes	32,440	97,400
Payables to parent and affiliates	228,210	73,628
Other liabilities	1,060,123	849,698
Separate account liabilities	129,655,734	116,606,428
Total liabilities	169,638,940	153,169,187
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,141,092	986,062
Retained earnings	1,511,698	1,437,266
Accumulated other comprehensive income	165,346	70,975
Total equity	2,820,636	2,496,803
TOTAL LIABILITIES AND EQUITY	$172,459,576	$155,665,990
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2017, 2016, and 2015 (in thousands)

	2017	2016	2015
REVENUES
Premiums	$54,706	$(825,942)	$77,634
Policy charges and fee income	254,542	787,195	2,156,387
Net investment income	352,410	375,950	416,587
Asset administration fees	17,593	84,443	362,321
Other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,374)	(18,020)	(1,514)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	995	343	51
Other realized investment gains (losses), net	(72,807)	776,126	(207,075)
Total realized investment gains (losses), net	(80,186)	758,449	(208,538)
Total revenues	666,814	1,211,202	2,859,906
BENEFITS AND EXPENSES
Policyholders’ benefits	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Amortization of deferred policy acquisition costs	95,007	628,101	659,169
General, administrative and other expenses	271,533	220,733	1,030,014
Total benefits and expenses	496,551	889,854	2,362,544
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	321,348	497,362
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	395,217	508,003
Equity in earnings of operating joint venture, net of taxes	(485)	0	0
NET INCOME (LOSS)	$324,432	$395,217	$508,003
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	259	(8)	(507)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	164,482	74,040	(164,799)
Reclassification adjustment for (gains) losses included in net income	(26,998)	(64,540)	(9,902)
Net unrealized investment gains (losses)	137,484	9,500	(174,701)
Other comprehensive income (loss), before tax	137,743	9,492	(175,208)
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	91	(3)	(177)
Net unrealized investment gains (losses)	43,281	3,325	(61,145)
Total	43,372	3,322	(61,322)
Other comprehensive income (loss), net of tax	94,371	6,170	(113,886)
Comprehensive income (loss)	$418,803	$401,387	$394,117

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0			0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			324,432		324,432
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					418,803
Balance, December 31, 2017	$2,500	$1,141,092	$1,511,698	$165,346	$2,820,636
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$324,432	$395,217	$508,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(142,781)	113,501	(8,770)
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Realized investment (gains) losses, net	80,186	(758,449)	208,538
Amortization and other non-cash items	(65,536)	(70,104)	(68,070)
Change in:
Future policy benefits	1,934,713	1,816,665	1,534,228
Reinsurance recoverables	(2,080,452)	(1,764,242)	(1,559,165)
Accrued investment income	(3,692)	12,709	(9,525)
Net payables to/receivables from parent and affiliates	43,913	(9,851)	20,299
Deferred policy acquisition costs	(183,884)	311,273	43,168
Income taxes	(74,156)	(45,147)	(36,879)
Derivatives, net	55,104	(198,861)	60,517
Other, net	47,594	(110,850)	76,374
Cash flows from (used in) operating activities	103,832	(6,919)	1,142,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,062,236	1,371,000	813,721
Short-term investments	72,725	260,027	823,112
Policy loans	143,655	137,778	135,449
Ceded policy loans	(15,188)	(8,989)	(9,129)
Commercial mortgage and other loans	254,635	209,263	219,379
Other long-term investments	31,192	12,479	15,633
Equity securities, available-for-sale	510	34,618	5,760
Trading account assets	214	1,595	1,500
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,315,508)	(2,465,763)	(1,719,015)
Short-term investments	(37,407)	(241,827)	(755,145)
Policy loans	(123,645)	(120,628)	(110,165)
Ceded policy loans	18,942	18,054	13,850
Commercial mortgage and other loans	(180,929)	(312,898)	(196,538)
Other long-term investments	(32,275)	(32,307)	(49,004)
Equity securities, available-for-sale	(5,000)	(5,000)	(31,063)
Trading account assets	(15,019)	0	(19,001)
Notes receivable from parent and affiliates, net	5,731	20,463	35,350
Derivatives, net	(17,569)	20,954	(12,164)
Other, net	(152,576)	(261)	(584)
Cash flows from (used in) investing activities	(305,276)	(1,101,442)	(838,054)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,540,655	4,289,697	3,839,784
Ceded policyholders’ account deposits	(3,083,049)	(2,430,570)	(1,109,311)
Policyholders’ account withdrawals	(2,682,445)	(2,505,219)	(2,134,373)
Ceded policyholders’ account withdrawals	1,692,756	1,072,151	50,016
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(110,710)	103,463	(25,002)
Dividend to parent	(250,000)	0	(430,000)

Contributed capital	148,500	405,321	0
Contributed (distributed) capital - parent/child asset transfers	2,354	1,676	(18,739)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	412,000
Repayments of debt (maturities longer than 90 days)	0	(125,000)	(739,000)
Drafts outstanding	59,795	22,713	5,084
Cash flows from (used in) financing activities	317,856	834,232	(149,541)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	116,412	(274,129)	155,334
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	96,157	370,286	214,952
CASH AND CASH EQUIVALENTS, END OF YEAR	$212,569	$96,157	$370,286
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$(45,538)	$(28,772)	$26,237
Interest paid	$2,179	$16,263	$53,122
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other long-term investments related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 12 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The financial statement impacts of these transactions were as follows:
Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508
Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, policyholders’ account balances and policyholders’ dividends that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, available-for-sale, at fair value is comprised of mutual funds and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2017 and 2016. See Note 6 for additional information regarding sales inducements.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 12.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real-estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 6 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 5 for additional information regarding policyholders’ account balances.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase and resale agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 8 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017").
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments classified as “trading” such as “Trading account assets” and “Other long-term investments” for which the Company has elected the fair value option, and consolidated entities that follow specialized investment company fair value accounting.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, UPARC. The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 12, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
During the second quarter of 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2017

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the recognition and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU requires equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment to retained earnings.
Adoption of this guidance will result in 1) the reclassification of net unrealized gains on equity securities currently classified as available-for-sale from accumulated other comprehensive income to retained earnings and 2) adjustment of the basis of equity investments currently accounted for using the cost method to fair value with the embedded net unrealized gain included in retained earnings. The cumulative effect of adoption is expected to increase retained earnings by $7.9 million and total equity by $6.4 million after giving effect to offsetting items. See table below for the impact to the line items in the Consolidated Statements of
Financial Position. There will be no impact to net income on the adoption date. Subsequent to the adoption date, the change in fair value of these equity investments will be reported in net income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statements
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other long-term investments	$8,097
Total assets	$8,097
Policyholders’ dividends	$0
Income taxes	1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
3. INVESTMENTS
Fixed Maturities and Equity Securities
The following tables set forth information relating to fixed maturities and equity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2017
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
Public utilities	677,702	61,588	1,058	738,232	0
Redeemable preferred stock	4,053	957	0	5,010	0
All other U.S. public corporate securities	1,254,140	105,524	2,580	1,357,084	(215)
All other U.S. private corporate securities	710,424	18,306	1,644	727,086	0
All other foreign public corporate securities	168,399	12,522	732	180,189	0
All other foreign private corporate securities	737,037	41,405	9,598	768,844	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$20,700	$2,291	$0	$22,991
Public utilities	54	40	0	94
Industrial, miscellaneous & other	0	37	0	37
Total equity securities, available-for-sale	$20,754	$2,368	$0	$23,122

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2016
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $8.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity and equity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2017
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
Public utilities	26,466	380	27,354	678	53,820	1,058
Redeemable preferred stock	0	0	0	0	0	0
All other U.S. public corporate securities	36,100	304	102,490	2,276	138,590	2,580
All other U.S. private corporate securities	79,495	781	36,642	863	116,137	1,644
All other foreign public corporate securities	27,078	190	8,390	542	35,468	732
All other foreign private corporate securities	48,109	472	133,055	9,126	181,164	9,598
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

	December 31, 2016
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2017 and 2016, the gross unrealized losses on fixed maturity securities were composed of $13.9 million and $93.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $4.9 million and $9.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2017, the $16.2 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. As of December 31, 2016, the $33.8 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in the Company's corporate securities within the energy, finance and utility sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2017 or 2016. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2017, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
As of December 31, 2017, there were no gross unrealized losses on equity securities. As of December 31, 2016, $0.0 million of the gross unrealized losses on equity securities represented declines in value of 20% or more, all of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2017 or 2016.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$87,018	$87,741
Due after one year through five years	707,958	722,359
Due after five years through ten years	1,064,550	1,107,779
Due after ten years	2,513,392	2,728,937
Asset-backed securities	179,935	182,428
Commercial mortgage-backed securities	320,223	322,832
Residential mortgage-backed securities	68,868	71,226
Total fixed maturities, available-for-sale	$4,941,944	$5,223,302
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$569,151	$833,562	$171,589
Proceeds from maturities/prepayments	492,944	495,969	642,503
Gross investment gains from sales and maturities	44,458	94,262	12,496
Gross investment losses from sales and maturities	(9,956)	(10,475)	(1,528)
OTTI recognized in earnings(2)	(7,379)	(17,677)	(1,463)
Equity securities, available-for-sale:
Proceeds from sales(3)	$510	$34,618	$5,732
Gross investment gains from sales	11	363	400
Gross investment losses from sales	0	(1,933)	0
OTTI recognized in earnings	(136)	0	(3)

(1)	Includes $(0.1) million, $(1.5) million and $0.4 million of non-cash related proceeds for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

(3)	Includes $(0.0) million of non-cash related proceeds for the year ended December 31, 2015. There were no non-cash related proceeds for the years ended December 31, 2017 and 2016.
The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI and the corresponding changes in such amounts, for the periods indicated:

	Years Ended December 31,
	2017	2016
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$5,520	$7,041
New credit loss impairments	424	522
Additional credit loss impairments on securities previously impaired	664	6
Increases due to the passage of time on previously recorded credit losses	106	242
Reductions for securities which matured, paid down, prepaid or were sold during the period	(1,909)	(1,294)
Reductions for securities impaired to fair value during the period(1)	(327)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(104)	(339)
Assets transferred to parent and affiliates	0	(658)
Balance, end of period	$4,374	$5,520

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Trading Account Assets
The following table sets forth the composition of “Trading account assets,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amortized Cost or Cost	Fair Value	Amortized Cost or Cost	Fair Value
	(in thousands)
Fixed maturities	$38,279	$38,793	$23,555	$19,558
Equity securities	11,940	17,488	11,929	15,770
Total trading account assets	$50,219	$56,281	$35,484	$35,328
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $6.2 million, $0.6 million and $(3.4) million during the years ended December 31, 2017, 2016 and 2015, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$356,694	32.9%	$318,667	27.7%
Hospitality	16,529	1.5	54,597	4.7
Industrial	180,619	16.7	185,682	16.1
Office	159,646	14.7	161,980	14.1
Other	99,119	9.1	124,465	10.8
Retail	205,367	18.9	243,225	21.1
Total commercial mortgage loans	1,017,974	93.8	1,088,616	94.5
Agricultural property loans	67,239	6.2	63,323	5.5
Total commercial mortgage and agricultural property loans by property type	1,085,213	100.0%	1,151,939	100.0%
Valuation allowance	(1,794)		(1,558)
Total commercial mortgage and other loans	$1,083,419		$1,150,381
As of December 31, 2017, the commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (25%), Texas (12%) and New York (6%)) and included loans secured by properties in Australia and Europe.
The following tables set forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$1,513	$45	$1,558
Addition to (release of) allowance for losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,728	$66	$1,794

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$2,587	$64	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,513	$45	$1,558
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,513	45	1,558
Total ending balance(1)	$1,513	$45	$1,558
Recorded investment(2):
Individually evaluated for impairment	$2,528	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	1,149,411
Total ending balance(1)	$1,088,616	$63,323	$1,151,939

(1)	As of December 31, 2016, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213

	December 31, 2016
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Total	$1,151,939	$0	$0	$0	$1,151,939	$0

(1)	As of December 31, 2016, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the years ended December 31, 2017 and 2016, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold. For the year ended December 31, 2016, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were no transfers of commercial mortgage and other loans to related parties. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2017 and 2016, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. As of both December 31, 2017 and 2016, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For additional information relating to the accounting for troubled debt restructurings, see Note 2.
Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments,” as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Company's investment in separate accounts	$37,404	$34,088
Joint ventures and limited partnerships:
Private equity	159,643	139,493
Hedge funds	53,792	81,104
Real estate-related	12,226	11,912
Total joint ventures and limited partnerships	225,661	232,509
Derivatives	9	77,866
Total other long-term investments	$263,074	$344,463
As of both December 31, 2017 and 2016, the Company had no significant equity method investments.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale	$230,060	$242,351	$269,073
Equity securities, available-for-sale	0	1	2
Trading account assets	1,718	2,051	2,800
Commercial mortgage and other loans	52,127	58,940	86,354
Policy loans	63,884	62,735	62,304
Short-term investments and cash equivalents	1,090	1,767	1,042
Other long-term investments	23,518	29,512	17,739
Gross investment income	372,397	397,357	439,314
Less: investment expenses	(19,987)	(21,407)	(22,727)
Net investment income	$352,410	$375,950	$416,587
The carrying value of non-income producing assets included $0.4 million in fixed maturities as of December 31, 2017. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities	$27,123	$66,110	$9,505
Equity securities	(125)	(1,570)	397
Commercial mortgage and other loans	(337)	29,584	1,503
Joint ventures and limited partnerships	(221)	(229)	320
Derivatives(1)	(106,625)	664,533	(220,292)
Short-term investments and cash equivalents	(1)	21	29
Realized investment gains (losses), net	$(80,186)	$758,449	$(208,538)

(1)	Includes the hedged items offset in qualifying fair value hedge accounting relationships.
Net Unrealized Gains (Losses) on Investments
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2017	2016	2015
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,609	$4,883	$5,196
Fixed maturity securities, available-for-sale—all other	279,749	59,755	59,930
Equity securities, available-for-sale	2,368	366	(2,636)
Derivatives designated as cash flow hedges(1)	(17,678)	40,931	48,271
Affiliated notes	4,782	5,056	5,064
Other investments	3,588	1,441	1,208
Net unrealized gains (losses) on investments	$274,418	$112,432	$117,033

(1)	See Note 10 for more information on cash flow hedges.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. The following table sets forth the composition of “Securities sold under agreements to repurchase,” as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$68,904	$0	$68,904
Total securities sold under agreements to repurchase(1)	$0	$0	$0	$68,904	$0	$68,904

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$22,460	$22,460	$0	$0	$0
Foreign government bonds	6,157	0	6,157	6,827	0	6,827
U.S. public corporate securities	4,074	0	4,074	62,584	0	62,584
Foreign public corporate securities	478	0	478	5,565	0	5,565
Total cash collateral for loaned securities(1)	$10,709	$22,460	$33,169	$74,976	$0	$74,976

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$32,109	$140,810
Total securities pledged	$32,109	$140,810
Liabilities supported by pledged collateral:
Cash collateral for loaned securities	$33,169	$74,976
Securities sold under agreements to repurchase	0	68,904
Total liabilities supported by pledged collateral	$33,169	$143,880
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. As of December 31, 2017 and 2016, the fair value of this collateral was $148.0 million and $58.4 million, respectively, none of which had either been sold or repledged.
As of December 31, 2017, there were fixed maturities of $3.8 million on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2016, there were fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

4. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2017	2016	2015
	(in thousands)
Balance, beginning of year	$1,341,093	$5,129,931	$5,081,938
Capitalization of commissions, sales and issue expenses	278,892	316,828	616,002
Amortization-Impact of assumption and experience unlocking and true-ups	(16,140)	130,652	112,039
Amortization-All other	(78,867)	(758,753)	(771,208)
Change in unrealized investment gains and losses	(5,363)	(28,723)	91,160
Other(1)	(143,404)	(3,448,842)	0
Balance, end of year	$1,376,211	$1,341,093	$5,129,931

(1)	Represents ceded DAC upon reinsurance agreements with GUL Re in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

5. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Life insurance – domestic	$11,144,405	$9,643,227
Life insurance – Taiwan	1,400,050	1,240,353
Individual and group annuities and supplementary contracts	565,971	548,064
Other contract liabilities	5,482,704	5,071,616
Total future policy benefits	$18,593,130	$16,503,260
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.7% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 2.0% to 3.6%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Interest-sensitive life contracts	$15,460,543	$14,593,376
Individual annuities	3,132,751	2,861,882
Guaranteed interest accounts	264,239	310,321
Other	1,178,601	1,129,314
Total policyholders’ account balances	$20,036,134	$18,894,893
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.4% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.
6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2017 and 2016, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2017		December 31, 2016
	In the Event of Death	At Annuitization/ Accumulation(1)	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$94,605,484	N/A	$85,056,405	N/A
Net amount at risk	$23,143	N/A	$178,806	N/A
Average attained age of contractholders	65 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$21,331,358	$105,887,964	$20,091,528	$95,908,923
Net amount at risk	$1,309,080	$1,729,783	$2,039,249	$2,875,524
Average attained age of contractholders	69 years	66 years	68 years	65 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2017	December 31, 2016(2)

	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees
Separate account value	$3,496,913	$3,125,804
General account value	$7,209,522	$6,234,678
Net amount at risk	$135,077,843	$119,838,053
Average attained age of contractholders	55 years	55 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2017	December 31, 2016(1)
	(in thousands)
Equity funds	$65,755,874	$59,482,605
Bond funds	44,672,897	36,221,736
Money market funds	2,415,670	6,557,987
Total	$112,844,441	$102,262,328

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the amounts invested in separate account investment options above, $3.1 billion at December 31, 2017 and $2.9 billion at December 31, 2016 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2017, 2016 and 2015 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”), and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 12 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance as of December 31, 2014	$321,217	$2,921,933	$39,681	$4,993,610	$8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Changes in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance as of December 31, 2017	$390,338	$4,997,310	$17,131	$5,452,583	$10,857,362

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. There was no deferred sales inducements balance at December 31, 2017 and 2016. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2014	$836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	0
Capitalization	0
Amortization-Impact of assumption and experience unlocking and true-ups	0
Amortization-All other	0
Change in unrealized investment gains (losses)	0
Other	0
Balance as of December 31, 2017	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.
7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance ("AZDOI"). Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $(503) million, $578 million and $593 million for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,365 million and $1,250 million at December 31, 2017 and 2016, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is no capacity to pay a dividend in 2018 without prior approval. The Company paid dividends to Prudential Insurance of $250 million, $2,593 million and $430 million in 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(52,501)	$(99,443)	$105,992
State and local	0	49	129
Total	(52,501)	(99,394)	106,121
Deferred tax expense (benefit):
U.S. Federal	(102,153)	25,525	(116,762)
Total	(102,153)	25,525	(116,762)
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	43,372	3,322	(61,322)
Additional paid-in capital	824	587	(6,560)
Total income tax expense (benefit)	$(110,458)	$(69,960)	$(78,523)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 35% and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Expected federal income tax expense	$59,591	$112,472	$174,077
Non-taxable investment income	(157,408)	(146,324)	(161,407)
Tax credits	(29,506)	(30,916)	(24,232)
Domestic production activities deduction, net	(10,448)	(9,488)	0
Changes in tax law	(17,576)	0	0
Other	693	387	921
Reported income tax expense (benefit)	$(154,654)	$(73,869)	$(10,641)
Effective tax rate	(90.8)%	(22.9)%	(2.1)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2017, 2016 and 2015 was (90.8)%, (22.9)% and (2.1)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 35% and the Company’s effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”). On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment (the date the President signed the bill into law).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December 2017, the SEC staff issued SAB 118 to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act of 2017. SAB 118 provides guidance for registrants under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for the Tax Act of 2017 based on information that is available.
The Company has not fully completed its accounting for the tax effects of the Tax Act of 2017. However, we have recorded the effects of the Tax Act of 2017 as reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of the Tax Act of 2017, the Company recognized a $17.6 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. This net tax benefit was comprised of the following component:

•	$17.6 million tax benefit from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%
As we complete the collection, preparation and analysis of data relevant to the Tax Act of 2017, interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, we may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $155 million of the total $157 million of 2017 non-taxable investment income, $142 million of the total $146 million of 2016 non-taxable investment income, and $161 million of the total $161 million of 2015 non-taxable investment income. The DRD for the current period was estimated using information from 2016, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Insurance reserves	$171,504	$148,115
Other	0	1,966
Deferred tax assets	171,504	150,081
Deferred tax liabilities:
Deferred policy acquisition costs	39,501	45,405
Net unrealized gains on securities	61,294	24,949
Investments	96,385	171,303
Other	7,944	0
Deferred tax liabilities	205,124	241,657
Net deferred tax asset (liability)	$(33,620)	$(91,576)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2017 and 2016. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $170 million, $321 million and $497 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2017	2016	2015
	(in thousands)
Balance at January 1,	$9,488	$0	$0
Increases in unrecognized tax benefits-prior years	12,373	4,744	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	8,335	4,744	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$30,196	$9,488	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$30,196	$9,488	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2017, the Company remains subject to examination in the U.S. for tax years 2014 through 2016.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

9. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(4)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Trading account assets:
Corporate securities	0	38,793	0	0	38,793
Asset-backed securities(4)	0	0	0	0	0
Equity securities	0	0	17,488	0	17,488
Subtotal	0	38,793	17,488	0	56,281
Equity securities, available-for-sale	94	22,991	37	0	23,122
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other long-term investments(6)	0	115,094	0	(115,086)	8
Reinsurance recoverables(5)	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(2)(7)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(3)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(4)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(4)	0	302	0	0	302
Commercial mortgage-backed securities	0	0	0	0	—
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments(6)	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)(7)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

(1)
“Netting” amounts represent cash collateral of $45.4 million and $0.2 million as of December 31, 2017 and 2016, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position. As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.

(6)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2017 and December 31, 2016, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.7 million and $0.9 million, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(7)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at net asset value per share (or its equivalent). At December 31, 2017 and December 31, 2016, the fair values of separate account assets excluded from the fair value hierarchy were $4,113 million and $566 million, respectively.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2017 and 2016, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets - Trading account assets consist primarily of fixed maturity securities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2016. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described under "Derivative Instruments".
Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. The fair value of foreign common stock held in the Company's Separate Account may reflect differences in market levels between the close of foreign trading markets and the close of U.S. trading markets for the respective day. Dependent on the existence of such a timing difference, the assets may move between Level 1 and Level 2. During the years ended December 31, 2017 and 2016, there were no transfers between Level 1 and Level 2.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25%	25%	25%	Increase
Reinsurance recoverables(13)	$5,457,649	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(7)	$5,452,583	Discounted cash flow	Lapse rate(8)	1%	12%		Decrease
			Spread over LIBOR(4)	0.12%	1.10%		Decrease
			Utilization rate(9)	52%	97%		Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)
Represents multiples of earnings before interest, taxes, depreciation and amortization, ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
The spread over LIBOR swap curve represents the premium added to the risk-free discount rate (i.e., LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods include first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the living benefit guarantees of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2017 and 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2017
	Fixed Maturities Available-For-Sale
	U.S. Government	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$0	$102,556	$19,856	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(2,198)	4,199	0
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	1,590	(3,178)	0
Net investment income	0	158	112	0
Purchases	15,634	18,022	108,731	1,493
Sales	0	(52,287)	(7,471)	0
Issuances	0	0	0	0
Settlements	0	(24,770)	(55,372)	0
Transfers into Level 3(1)	0	42,125	78,159	0
Transfers out of Level 3(1)	0	(6,193)	(34,008)	(1,493)
Other(3)	3,570	(3,582)	0	0
Fair value, end of period	$19,204	$75,421	$111,028	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(2,736)	$0	$0
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Short term Investments	Other Long- term Investments
	(in thousands)
Fair value, beginning of period	$0	$15,770	$75	$0	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	0	1,707	0	0	0
Included in other comprehensive income (loss)	0	0	(38)	0	0
Net investment income	0	0	0	0	0
Purchases	0	0	0	8,425	0
Sales	0	0	0	(1)	0
Issuances	0	0	0	0	0
Settlements	0	0	0	(7,085)	0
Transfers into Level 3(1)	0	0	0	0	16
Transfers out of Level 3(1)	0	0	0	0	(16)
Other(3)	0	11	0	0	0
Fair value, end of period	$0	$17,488	$37	$1,339	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$2,345	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(158,623)	0	463,432	(30,991)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0
Net investment income	0	0	0	0
Purchases	902,110	0	0	0
Sales	0	0	0	0
Issuances	0	0	(875,008)	0
Settlements	0	0	0	4,677
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(6,493)	0	0
Other(3)	(760,101)	0	0	0
Fair value, end of period	$5,457,649	$0	$(5,452,583)	$(46,651)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(315,998)	$0	$313,532	$(30,991)
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$95,492	$173,347	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	(277)	(891)	0
Asset management fees and other income	0	0	0
Included in other comprehensive income (loss)	(1,018)	158	0
Net investment income	54	149	0
Purchases	5,459	21,473	0
Sales	(9,928)	(44,486)	0
Issuances	0	0	0
Settlements	(10,728)	(1,071)	0
Transfers into Level 3(1)	29,881	48,957	0
Transfers out of Level 3(1)	(6,379)	(177,780)	0
Other(3)	0	0	0
Fair value, end of period	$102,556	$19,856	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(560)	$(1,378)	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities Available-For-Sale	Other Long-term Investments
	(in thousands)
Fair value, beginning of period	$0	$18,248	$165	$5,704
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	0	0	0	0
Asset management fees and other income	(32)	192	0	0
Included in other comprehensive income (loss)	0	0	(90)	0
Net investment income	0	0	0	(67)
Purchases	0	0	0	102
Sales	0	(5,930)	0	0
Issuances	0	0	0	0
Settlements	(527)	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	0	(2,479)
Other	559	3,260	0	(3,260)
Fair value, end of period	$0	$15,770	$75	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0
Asset management fees and other income	$0	$(769)	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	16	0	0
Net investment income	0	0	0	0
Purchases	815,261	6,500	0	0
Sales	0	(1,987)	0	0
Issuances	0	0	(811,396)	0
Settlements	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(2,464)	0	0
Other	0	(559)	0	(5,902)
Fair value, end of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2015, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2015.

	Year Ended December 31, 2015
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$(1,533)	$42	$0
Asset management fees and other income	$0	$0	$0
Included in other comprehensive income (loss)	$262	$(939)	$0
Net investment income	$30	$52	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(1,392)	$0	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Other Long- term Investments
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$337	$1,912
Asset management fees and other income	$0	$2,207	$0	$0
Included in other comprehensive income (loss)	$0	$0	$(245)	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$1,744
Asset management fees and other income	$0	$2,162	$0	$0

	Year Ended December 31, 2015
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net (4)	$(635,006)	$0	$505,416	$0
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(17)	$0	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance Recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(4)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(5)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

	December 31, 2016(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at NAV per share (or its equivalent) as a practical expedient. At December 31, 2017 and 2016, the fair values of these cost method investments were $49 million and $35 million, respectively. The carrying values of these investments were $41 million and $32 million as of December 31, 2017 and 2016, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Securities Sold Under Agreements to Repurchase
The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 12 for additional information on the recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

These embedded derivatives and reinsurance agreements, also accounted as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives which are recorded with the associated host and related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2017			December 31, 2016
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Total Qualifying Hedges	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$23,032	$0	$101,076	$8,215	$0
Foreign Currency
Foreign Currency Forwards	16,320	0	(376)	13,447	216	(20)
Credit
Credit Default Swaps	1,594	0	(96)	3,000	0	(281)
Currency/Interest Rate
Foreign Currency Swaps	95,145	4,347	(5,600)	56,626	7,789	(211)
Equity
Equity Options	1,277,102	69,472	(23,500)	649,807	30,624	(10,507)
Total Non-Qualifying Hedges	$1,637,086	$96,851	$(29,572)	$823,956	$46,844	$(11,019)
Total Derivatives (1)	$2,286,991	$115,094	$(74,378)	$1,259,558	$90,884	$(12,854)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,453 million and $5,041 million as of December 31, 2017 and December 31, 2016, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,458 million and $5,474 million as of December 31, 2017 and December 31, 2016, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,445 million and $5,041 million and the fair value related to the Prudential Premier® Retirement Variable Annuity from Union Hamilton was an asset of $13 million and $0 million of December 31, 2017 and December 31, 2016, respectively. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting. The fair value related to the no-lapse guarantee from UPARC was an asset of $433 million as of December 31, 2016. See Note 12 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $47 million and $20 million as of December 31, 2017 and December 31, 2016, respectively. There was no related reinsurance recoverable.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total qualifying hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2017, 2016 and 2015, the ineffective portion of derivatives accounted for using hedge accounting were de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2014	$11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	$(17,678)
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2017 values, it is estimated that a pre-tax gain of $6 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2018, offset by amounts pertaining to the hedged items.

As of December 31, 2017, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 39 years.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
As of December 31, 2017 and 2016, the Company has not written credit protection.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $2 million and $3 million reported at fair value as a liability of $0.1 million and $0.3 million as of December 31, 2017 and 2016, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through a central clearing and OTC; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
11. COMMITMENTS AND GUARANTEES, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2017 and 2016, the outstanding balances on these commitments were $15 million and $49 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2017 and 2016, $196 million and $133 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that set out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company reviews its operations including, but not limited to, practices and procedures for meeting obligations to our customers and other parties. This review may result in the modification or enhancement of processes, including concerning the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2017, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers.
Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, et al.
In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (i) alleges that defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act ("RICO")) and New Jersey law (Consumer Fraud Act); and (ii) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the complaint. In February 2017, the amended complaint was withdrawn with prejudice. This case is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company. During 2017, audits were satisfactorily completed by the third party auditor of the Global Resolution Agreement and by the regulators for the Regulatory Settlement Agreement to assure that the Company had complied with the terms of both agreements.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the SEC and the DOL, and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial is cooperating with regulators in their review of this matter (which includes a review of the remediation plan) and has entered into discussions with the SEC staff regarding a possible settlement that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of these discussions.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

12. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2017	2016
	(in thousands)
Reinsurance recoverables	$32,555,500	$28,674,226
Policy loans	(124,843)	(87,112)
Deferred policy acquisition costs	(6,832,729)	(6,482,889)
Deferred sales inducements	(638,065)	(615,117)
Other assets(1)	205,430	226,347
Policyholders’ account balances	5,004,885	4,978,859
Future policy benefits	3,301,841	2,833,327
Other liabilities(2)	626,306	410,376

(1)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2017 and 2016.

(2)	"Other liabilities" includes $73 million and $28 million of unaffiliated activity as of December 31, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2017	December 31, 2016
	(in thousands)
PAR U	$11,111,272	$10,514,125
PALAC	8,388,988	7,706,860
PURC	3,577,962	3,153,449
PARCC	2,546,673	2,589,397
GUL Re	1,772,950	0
PAR Term	1,559,618	1,403,738
Prudential of Taiwan	1,406,686	1,246,241
Prudential Insurance	1,152,241	976,652
Term Re	966,509	593,084
UPARC	0	467,904
Unaffiliated	72,601	22,776
Total reinsurance recoverables	$32,555,500	$28,674,226
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	2017	2016	2015
	(in thousands)
Premiums:
Direct	$1,720,896	$1,621,531	$1,519,992
Assumed(1)	194	359	0
Ceded(2)	(1,666,384)	(2,447,832)	(1,442,358)
Net premiums	54,706	(825,942)	77,634
Policy charges and fee income:
Direct	3,459,134	2,804,446	2,933,271
Assumed	473,573	533,648	434,560
Ceded(3)	(3,678,165)	(2,550,899)	(1,211,444)
Net policy charges and fee income	254,542	787,195	2,156,387
Net investment income:
Direct	356,291	378,969	419,357
Assumed	1,484	1,411	1,394
Ceded	(5,365)	(4,430)	(4,164)
Net investment income	352,410	375,950	416,587
Asset administration fees:
Direct	340,461	310,178	362,321
Assumed	0	0	0
Ceded	(322,868)	(225,735)	0
Net asset administration fees	17,593	84,443	362,321
Other income:
Direct	62,830	50,475	44,223
Assumed(4)	390	(161)	0
Ceded	(77)	21	0
Amortization of reinsurance income	4,606	(19,228)	11,292
Net other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Direct	478,117	1,263,088	571,702
Assumed	0	0	0
Ceded(5)	(558,303)	(504,639)	(780,240)
Realized investment gains (losses), net	(80,186)	758,449	(208,538)
Policyholders’ benefits (including change in reserves):
Direct	2,450,810	2,456,262	2,064,906
Assumed(6)	584,909	596,196	541,371
Ceded(7)	(3,074,099)	(3,312,658)	(2,307,127)
Net policyholders’ benefits (including change in reserves)	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances:
Direct	350,262	413,328	477,667
Assumed	135,123	131,953	124,954
Ceded	(316,994)	(244,061)	(228,410)
Net interest credited to policyholders’ account balances	168,391	301,220	374,211
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(8)	(1,302,020)	(840,010)	(354,372)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	"Premiums assumed" includes $0.2 million, $0.4 million and $0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)	"Premiums ceded" includes $0.0 million of unaffiliated activity for the year ended December 31, 2017.

(3)	"Policy charges ceded" includes $(8) million, $(4) million and $(4) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(4)	"Other income assumed" includes $0.4 million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(20) million, $(30) million and $2 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(6)	"Policyholders' benefits (including change in reserves) assumed" includes $0.4 million of unaffiliated activity for the year ended December 31, 2017.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $4 million, $5 million and $(14) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(8)	Prior period amount for the year ended December 31, 2015 has been corrected to exclude non-reinsurance expenses.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2017	2016	2015
	(in thousands)
Direct gross life insurance face amount in force	$882,333,743	$827,832,976	$770,427,543
Assumed gross life insurance face amount in force	41,782,959	42,566,514	43,552,313
Reinsurance ceded	(854,053,110)	(805,796,078)	(752,647,594)
Net life insurance face amount in force	$70,063,592	$64,603,412	$61,332,262
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.
Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector and Universal Life policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company will reinsure a portion of the mortality risk directly to third-party reinsurers and retain all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In December 2017, Hartford Financial announced a definitive agreement to sell a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through an automatic coinsurance agreement with Term Re.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third party reinsurance arrangements is described below.
Union Hamilton
Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. As of December 31, 2017, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton. Reinsurance on business subject to this agreement remains in force for the duration of the underlying annuity contracts. New sales subsequent to December 31, 2016 is not covered by this external reinsurance agreement. These guaranteed benefit features are accounted for as embedded derivatives.
13. EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in OCI before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346

(1)	Includes cash flow hedges of $(18) million, $41 million, and $48 million as of December 31, 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$(1,103)	$7,915	$4,286
Net unrealized investment gains (losses) on available-for-sale securities(4)	28,101	56,625	5,616
Total net unrealized investment gains (losses)	26,998	64,540	9,902
Total reclassifications for the period	$26,998	$64,540	$9,902

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(2)	$5,333	$(2,709)	$1,399	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(2)	0	1,404	0	(492)	912
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(330)	116	(214)
Balance, December 31, 2015(2)	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(2)	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(437)	153	(284)
Balance, December 31, 2016(2)	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(3)	$344,577	$(256,260)	$182,553	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(3)	0	159,640	0	(55,874)	103,766
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	(102,538)	35,888	(66,650)
Balance, December 31, 2015(3)	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(3)	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016(3)	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2017, 2016 and 2015. The expense charged to the Company for the deferred compensation program was $9 million, $8 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $26 million, $23 million and $22 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $28 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $10 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $633 million, $709 million and $771 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $66 million, $58 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,688 million at December 31, 2017 and $3,367 million at December 31, 2016. Fees related to these COLI policies were $44 million, $42 million and $45 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $15 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $79 million and $100 million as of December 31, 2017 and 2016, respectively. "Net investment income" related to these ventures includes a gain of $8 million, $2 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $323 million, $295 million and $347 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $14 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2017	2016
							(in thousands)
U.S. Dollar floating rate notes			2028	2.77%	-	3.12%	$6,551	$0
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	126,020	137,636
Total long-term notes receivable - affiliated(1)							$132,571	$137,636

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2017 and 2016, and is included in “Other assets”. Revenues related to these loans were $5 million, $6 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2017 and 2016, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Long-Term Investments	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Long-Term Investments	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Long-Term Investments - Derivatives	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2017 and 2016, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.8 million, $13 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Contributed Capital and Dividends
In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the year ended December 31, 2015, the Company did not receive any capital contributions.
In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2017 (1)
Total revenues	$210,959	$270,721	$(24,256)	$209,390
Total benefits and expenses	189,338	(67,282)	193,689	180,806
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	21,621	338,003	(217,945)	28,584
Net income (loss)	$40,072	$349,164	$(178,496)	$113,692
2016 (2)
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 12 for additional information.
(2) The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 8, 2018

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2017; the Statement of Operations for the period ended December 31, 2017; the Statement of Changes in Net Assets for the periods ended December 31, 2017 and December 31, 2016, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2017 and 2016; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2017, 2016, and 2015; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1)	Specimen Affiliated insurer Amendment to Selling Agreement (Note 6)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 8)

(b) (3)	List of Broker Dealers selling that executed Amendment to Selling Agreement. (Note 8)

(4) (a)	Form of B Series Annuity Contract (P-OB/IND (5/14)) and schedule pages (P-OB-DCD/IND(5/14)) (Note 10)

(b)	Form of C Series Annuity Contract (P-OC/IND(5/14)) and schedule pages (P-OC-DCD/IND(5/14)) (Note 10)

(c)	Form of Return of Adjusted Purchase Payments Death Benefit Rider (P-RID-ROP(5/14)) and Schedule pages (P-SCH-ROP(5/14)) (Note 10)

(d)	Form of Dollar Cost Averaging ("DCA") Program Rider (P-RID-DCA(5/14)) (Note 10)

(e)	Form of Market Value Adjustment ("MVA") Option Rider (P-RID-MVA(5/14)) (Note 10)

(f)	Tax Efficient Annuity Benefit Endorsement (P-END-TX-PPIVA (5/15)) (Note 12)

(5) (a)	Application form for Contract (P-PIVA-APP (5/14)) (Note 10)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Copy of Contract of reinsurance in connection with Variable Annuity Contracts. -- Not Applicable.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of AST Fund Participation Agreement. (Note 6)

(b)	Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

(c)	Fund Participation Agreement by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (Note 9)

(d)
Fund Participation Agreement effective as of December 31, 2007, by and among Pruco Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. (Note 9)

(e)	Amendment to Fund Participation Agreement by and among Pruco Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. (Note 9)

(f)
Fund/SERV Supplement to the Fund Participation Agreement, effective March 1, 2014 by and among Pruco Life Insurance Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. (Note 9)

(g)
Amendment to the Fund Participation Agreement made as of April 1, 2015 by and between Pruco Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Management, Inc., and JPMorgan Funds Management, Inc. (Note 9)

(h)
Amendment to the Fund Participation Agreement, made as of August 1, 2015 by and between Pruco Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Management, Inc., and JPMorgan Funds Management, Inc. (Note 9)

(i)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC (Note 1)

(9)	Opinion of Counsel. (Note 11)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Caroline A. Feeney (Note 13)

(b)	Lori D. Fouchè (Note 13)

(c)	Christine Knight (Note 13)

(d)	Kent D. Sluyter (Note 13)

(e)	Candace J. Woods (Note 13)

(f)	John Chieffo (Note 13)

(g)	Kenneth Y. Tanji (Note 13)

(Note 1)	Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 10, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-192701, filed August 19, 2015 on behalf of the Pruco Life Flexible Premium Variable Annuity Account

(Note 10)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192701, filed April 1, 2014 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement No. 333-192701, filed on April 14, 2014 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-192701, filed on April 8, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162673, filed December 13, 2017 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Lori D. Fouché 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Actuary and Appointed Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2018, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2018, there were 6,994 Qualified contract owners and 4,357 Non-Qualified contract owners of the B series, and there were 679 Qualified contract owners and 1,152 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2017 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$633,385,857.43	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 5th day of April 2018.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
/s/ Kent D. Sluyter*	Director, President and Chief Executive Officer	April 5, 2018
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	April 5, 2018
John Chieffo
Christine Knight*	Director	April 5, 2018
Christine Knight
Kenneth Y. Tanji*	Director	April 5, 2018
Kenneth Y. Tanji
Candace J. Woods*	Director	April 5, 2018
Candace J. Woods
Lori D. Fouché*	Director	April 5, 2018
Lori D. Fouché
Caroline A. Feeney*	Director	April 5, 2018
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(8)(i)	Fund Participation Agreement - The Prudential Series Fund, Inc.

(10)	Written Consent of Independent Registered Public Accounting Firm.